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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-3826

AIM Sector Funds
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 100 Houston, Texas	77046
(Address of principal executive offices)	(Zip code)

Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	3/31

Date of reporting period:	9/30/04

ITEM 1.	REPORTS TO STOCKHOLDERS.

INVESCO Energy Fund

Semiannual Report to Shareholders • September 30, 2004

[COVER IMAGE]

Effective October 15, 2004, after the close of the reporting period,

INVESCO Energy Fund was renamed AIM Energy Fund.

[Your goals. Our solutions.]

- Registered Trademark -

[AIM Investments Logo]

- registered trademark -

INVESCO ENERGY FUND seeks capital growth.

■	Unless otherwise stated, information presented in this report is as of 9/30/04 and is based on total net assets.

■	Effective 10/15/04, after the close of the reporting period, INVESCO Energy Fund was renamed AIM Energy Fund.

About share classes

■	Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

■	Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

■	Class K shares are available only to certain retirement plans. Please see the prospectus for more information.

Principal risks of investing in the fund

■	Investing in a single-sector or single-region mutual fund involves greater risk and potential reward than investing in a more diversified fund.

■	International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

■	Portfolio turnover is greater than that of most funds, which may affect performance.

■	Investing in small and mid-size companies involves risks not associated with investing in more established companies, including business risk, significant stock price fluctuations and illiquidity.

■	By concentrating on a small number of holdings, the fund carries greater risk because each investment has a greater effect on the fund’s overall performance.

■	Short-term fluctuations in commodity prices may influence fund returns and increase price fluctuations of fund shares.

■	The businesses in which the fund invests may be adversely affected by foreign governments and federal or state regulation of energy production, distribution and sale.

About indexes used in this report

■	The Dow Jones U.S. Energy Index measures the performance of energy companies within the United States. The index maintains an approximate weighting of 95% in U.S. coal, oil and drilling, and pipeline companies.

■	The unmanaged Lehman High Yield Index represents the performance of high-yield debt securities. The unmanaged Lehman Municipal Bond Index represents the performance of investment-grade municipal bonds. The unmanaged Lehman U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). All are compiled by Lehman Brothers, a global investment bank.

■	The unmanaged Lipper Natural Resources Fund Index represents an average of the 10 largest natural resources funds tracked by Lipper, Inc., an independent mutual fund performance monitor, and is considered representative of natural resources stocks.

■	The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500 —registered trademark— Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

■	The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the index.

■	A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

■	The returns shown in the Management’s Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

■	Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission’s Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

Beginning with fiscal periods ending after December 31, 2004, the fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Copies of the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Continued on Page 5

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

Not FDIC Insured May lose value No bank guarantee

AIMinvestments.com

TO  OUR  SHAREHOLDERS

Dear Fellow Shareholder in The AIM Family of Funds —registered trademark— :

New Board Chairman

[GRAHAM PHOTO] Robert H. Graham	It is my pleasure to introduce you to Bruce Crockett, the new Chairman of the Board of Trustees of the AIM Funds. It has been my honor to have served as Chairman of the Board of Trustees of the AIM Funds ever since Ted Bauer retired from that position in 2000. However, as you may be aware, the U.S. Securities and Exchange Commission recently adopted a rule requiring that an independent fund trustee, meaning a trustee who is not an officer of the fund’s investment advisor, serve as chairman of the funds’ board. In addition, a similar provision was included in the terms of AIM Advisors’ recent settlements with certain regulators. Accordingly, the AIM Funds’ board recently elected Mr. Crockett, one of the 14 independent trustees on the AIM Funds’ board, as Chairman. His appointment became effective on October 4. I will remain on the funds’ board, as will Mark Williamson, President and Chief Executive Officer of AIM. I will also remain Chairman of A I M Management Group Inc.

[CROCKETT PHOTO] Bruce L. Crockett

Mr. Crockett has been a member of the AIM Funds’ board since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of the funds’ board in AIM’s history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

Market conditions during the reporting period

Domestic equity markets were essentially flat during the six months covered by this report, with the S&P 500 Index producing a total return of -0.18%. Within that index, however, the energy sector performed quite well, up almost 20%, riding the wave of record high oil prices. In general, bonds were only marginally more attractive than stocks. The Lehman U.S. Aggregate Bond Index returned 0.68% during the same six months. Within the total bond market, the high yield sector and the municipal bond sector produced the best results, as measured by their respective Lehman indexes.

In periods of lackluster market performance like the one covered by this report, we encourage our shareholders to look past short-term performance and focus on their long-term investment goals. Whether markets rise, fall or go sideways, the one sure thing is their short-term unpredictability. However, historically, markets have risen over the long run, with the S&P 500 Index returning 13.13% per year on average over the past 25 years and the Lehman U.S. Aggregate Bond Index returning 9.39%.* While past performance cannot guarantee future results, we believe staying invested for the long term offers the best opportunity for capital growth.

Your fund

In the following pages you will find an explanation of how your fund was managed during the six-month reporting period and how it performed in comparison to various benchmarks. We hope you find this discussion informative. Current information about your fund and about the markets in general is always available on our Web site, AIMinvestments.com.

AIM remains committed, as ever, to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman
A I M Management Group Inc.
November 3, 2004

*	Average annual total return September 30, 1979, to September 30, 2004. Source: Lipper, Inc.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Fund remained diversified within energy sector

For the six months ended September 30, 2004, all share classes of INVESCO Energy Fund delivered positive returns to shareholders and outperformed their indexes. For the reporting period, the fund’s Investor Class shares returned 20.28%. (Investor Class shares have no front-end or contingent deferred sales charges. Therefore, performance shown is at net asset value.) Results for the fund’s other share classes, and for its benchmark indexes, are shown in the table below.

For the reporting period, the fund outperformed its broad market index, the S&P 500 Index, which includes stocks from 10 market sectors. Energy was the strongest of those sectors. The fund outperformed its style-specific index, the Dow Jones U.S. Energy Index. That index is composed of only the largest companies in the energy sector, while the fund held a number of mid-cap energy stocks that outperformed their large-cap counterparts. The fund also outperformed its peer group index, the Lipper Natural Resources Fund Index, because stocks in energy-related industries generally outperformed those in other natural resources industries (such as paper and forest products, metals and mining, etc.).

Market conditions

The U.S. economy showed strength during the six-month reporting period covered by this report, even as the U.S. stock market did not. Generally positive economic news was balanced by geopolitical uncertainty, terrorism concerns and soaring oil prices. For the reporting period, the broad stock market was little changed. The S&P 500 Index returned -0.18%, but energy was by far the index’s strongest sector, returning 19.41%.

The Department of Commerce reported that gross domestic product, the broadest measure of economic activity, expanded at an annualized rate of 3.3% and 3.7% in the second and third quarters of 2004, respectively. In its September Beige Book, the U.S. Federal Reserve Board reported that “Federal Reserve Banks indicated that economic activity continued to expand in late July and August, although several districts indicated that the pace had slowed since their last reports.”

The Energy Information Administration (EIA) cited these factors, among others, for higher oil prices:

■	Geopolitical uncertainty in Iraq, Venezuela and Nigeria interrupted, or threatened to interrupt, crude oil production.

■	Hurricanes disrupted offshore production in the Gulf of Mexico.

■	A tax dispute between the Russian government and Russian oil giant Yukos threatened to disrupt the company’s 1.6 million barrel per day output.

■	Global demand for oil increased, due in part to an improving U.S. economy, rising demand for jet fuel and a rapidly expanding Chinese economy.

■	Petroleum inventories were relatively tight both in the United States and throughout the industrialized world.

In its August Short-Term Energy Outlook, the EIA pointed out that current world oil prices “may not entirely reflect pure economic fundamentals of the world oil supply market.” Rather, it reported that “perceptions that the supply of oil during the short-term is more vulnerable to disruption than normal … may have added a premium to what otherwise might be a lower world crude price.”

Your fund

As always, we sought to own stocks of growing companies–particularly companies that use new technologies, that have growing production, and that have growing reserves. When we find such a company, the fund’s portfolio concentration helps to ensure that the company’s performance will have a meaningful effect on fund performance. Before making any purchase for the fund, we conduct careful fundamental research, seeking out companies with rising earnings and cash flow because history suggests that the stock prices of such companies are likely to appreciate.

Typically, we hold only 35 to 40 stocks in the fund; at the end of the reporting period, the fund held 38 stocks. But despite this concentrated portfolio, we maintained exposure to all sub-industries within the energy sector.

As a group, integrated oil and gas, oil and gas exploration and production, and oil and

TOP 10 EQUITY HOLDINGS*
1. Murphy Oil Corp.	5.0%
2. BP PLC-ADR (United Kingdom)	4.4
3. ConocoPhillips	3.6
4. Noble Corp. (Cayman Islands)	3.5
5. Nabors Industries, Ltd. (Bermuda)	3.4
6. Lyondell Chemical Co.	3.3
7. Talisman Energy Inc. (Canada)	3.2
8. EOG Resources, Inc.	3.1
9. Valero Energy Corp.	3.1
10. Kerr-McGee Corp.	3.0

FUND VS. INDEXES

Total returns, 3/31/04–9/30/04, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares	20.21%
Class B Shares	19.83
Class C Shares	19.86
Class K Shares	20.41
Investor Class Shares	20.28
S&P 500 Index (Broad Market Index)	-0.18
Dow Jones U.S. Energy Index
(Style-specific Index)	19.76
Lipper Natural Resources Fund Index
(Peer Group Index)	17.66

Source: Lipper, Inc.

TOTAL NET ASSETS	$416.4 million
TOTAL NUMBER OF HOLDINGS	38	*

PORTFOLIO COMPOSITION
By industry

[PIE CHART]

Oil & Gas Equipment & Services	20.3%
Oil & Gas Drilling	12.0%
Oil & Gas Refining & Marketing	4.0%
Diversified Metals & Mining	4.0%
Commodity Chemicals	3.3%
Money Market Funds Plus Other Assets
Less Liabilities	0.7%
Oil & Gas Exploration & Production	30.6%
Integrated Oil & Gas	25.1%

*	Excluding money market fund holdings.

The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

2

gas refining, marketing and transportation stocks accounted for more than half of the fund’s total net assets—and for more than half of the fund’s overall performance. They were followed by oil and gas drilling and oil and gas equipment and services holdings. The only area that hindered fund performance was multi-utilities and unregulated power stocks, which had slightly negative returns.

One of the stocks helping fund performance for the reporting period was Murphy Oil, which reported record quarterly earnings in July. The company’s second-quarter earnings more than quadrupled from 2003 to 2004. Murphy is a worldwide oil and gas exploration and production company, but we like its highly profitable and fast-growing collaboration with Wal-Mart (not a fund holding) under which Murphy operates more than 720 high-volume retail gasoline stations in Wal-Mart parking lots.

A stock that hindered fund performance for the reporting period was Halliburton, one of the world’s largest providers of products and services to the energy industry. Its stock lagged due to several government investigations of its business practices and the Chapter 11 reorganization of several of its subsidiaries as a result of potential asbestos liability. We sold our holdings in the company before the reporting period ended.

In closing

As the reporting period ended, crude oil prices continued to rise, and no one could be certain precisely how high they would climb. We believed in the long-term portential of the energy sector, and we managed the fund with a long-term perspective even during this extraordinary six-month period. We did so because we believed:

■	Tight inventories and global economic expansion are likely to continue.

■	The world is likely to derive most of its energy from oil and gas for the foreseeable future.

■	Global development and industrialization are likely to continue, resulting in a continuing and growing need for crude oil and natural gas.

The views and opinions expressed in Management’s Discussion of Fund Performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important fund and index disclosures inside front cover.

OIL PRICES

Closing price per barrel, West Texas Intermediate, 3/31/04-9/30/04

[LINE CHART]

3/04	35.76	7/04	43.8
	34.39		43.95
	37.14		46.58
	37.74		47.86
	37.06	8/04	43.18
4/04	37.38		43.99
	39.93		42.81
	41.38		45.59
	39.93		48.83
5/04	39.88	9/04	49.64
	38.49
	38.45
	38.75
6/04	37.42
	38.39
	39.96
	41.25
	41.76

Source: Bloomberg

Increasing demand, low inventories and geopolitical uncertainty contributed to higher oil prices during the six months ended 9/30/04.

[SEGNER PHOTO]

John S. Segner

Mr. Segner, the lead portfolio manager of INVESCO Energy Fund, has more than 20 years of experience in the energy and investment industries. Before joining INVESCO in 1997, he was managing director and principal with an investment management company that focused exclusively on publicly-traded energy stocks. Prior to that, he held positions with several energy companies. Mr. Segner holds a B.S. in civil engineering from the University of Alabama and an M.B.A. with a concentration in finance from The University of Texas at Austin.

[RIGHT ARROW GRAPHIC]

For a presentation of your fund’s long-term performance record, please turn to page 5.

3

INFORMATION ABOUT YOUR FUND’S EXPENSES

Calculating your ongoing fund expenses

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 - September 30, 2004.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (4/1/04)	Ending Account Value (9/30/04)[1]	Expenses Paid During Period[2,3]	Ending Account Value (9/30/04)	Expenses Paid During Period[2,4]
Class A	$1,000.00	$1,202.10	$9.11	$1,016.80	$8.34
Class B	1,000.00	1,198.30	12.67	1,013.54	11.61
Class C	1,000.00	1,198.60	12.68	1,013.54	11.61
Class K	1,000.00	1,204.10	9.67	1,016.29	8.85
Investor	1,000.00	1,202.80	8.56	1,017.30	7.84

[1]	The actual ending account value is based on the actual total return of the fund for the period April 1, 2004 to September 30, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the fund’s expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004 to September 30, 2004 was 20.21%, 19.83%, 19.86%, 20.41 % and 20.28% for Class A, B, C and K and Investor Class shares, respectively.

[2]	Expenses are equal to the fund’s annualized expense ratio (1.65%, 2.30%, 2.30%, 1.75% and 1.55% for Class A, B, C and K and Investor Class shares, respectively) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective on July 1, 2004, the fund adopted new agreements for transfer agency and administrative services with differing fees. The annualized expense ratios restated as if these changes had been in effect throughout the most recent fiscal half year are 1.54%, 2.19%, 2.19%, 1.64% and 1.44% for Class A, B, C and K and Investor Class shares, respectively.

[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $8.50, $12.07, $12.07, $9.06 and $7.95 for Class A, B, C and K and Investor Class shares, respectively.

[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $7.79, $11.06, $11.06, $8.29 and $7.28 for Class A, B, C and K and Investor Class shares, respectively.

[ARROW BUTTON IMAGE]	For More Information Visit AIMinvestments.com

4

LONG-TERM PERFORMANCE

Your fund’s long-term performance

Below you will find a presentation of your fund’s long-term performance record for periods ended 9/30/04, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS

As of 9/30/04, including applicable sales charges

Class A Shares
Inception (3/28/02)	11.48%
1 Year	41.86

Class B Shares
Inception (3/28/02)	12.20%
1 Year	44.12

Class C Shares
Inception (2/14/00)	15.64%
1 Year	48.14

Class K Shares
Inception (11/30/00)	10.67%
1 Year	50.27

Investor Class Shares
Inception (1/19/84)	9.22%
10 Years	14.07
5 Years	14.80
1 Year	50.11

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class K shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.70% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the fund’s share classes will differ due to different sales charge structures and class expenses.

Had the advisor not waived fees and/or reimbursed expenses for the fund’s Class B, C and K shares, performance would have been lower.

Continued from inside front cover

You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the fund are 811-3826 and 002-85905. The fund’s most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.

5

FINANCIALS

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Market Value
Domestic Common Stocks–71.04%

Commodity Chemicals–3.29%
Lyondell Chemical Co.(a)	610,000	$13,700,600

Diversified Metals & Mining–4.02%
CONSOL Energy Inc.(a)	275,000	9,594,750
Peabody Energy Corp.	120,000	7,140,000
		16,734,750

Integrated Oil & Gas–17.82%
ChevronTexaco Corp.	168,000	9,011,520
ConocoPhillips	180,000	14,913,000
Exxon Mobil Corp.	180,000	8,699,400
Marathon Oil Corp.	258,000	10,650,240
Murphy Oil Corp.(a)	240,000	20,824,800
Occidental Petroleum Corp.	180,500	10,095,365
		74,194,325

Oil & Gas Drilling–5.09%
Patterson-UTI Energy, Inc.	460,000	8,772,200
Rowan Cos., Inc.(b)	470,000	12,408,000
		21,180,200

Oil & Gas Equipment & Services–14.26%
BJ Services Co.(a)	200,000	10,482,000
Cooper Cameron Corp.(a)(b)	165,000	9,048,600
FMC Technologies, Inc.(b)	300,000	10,020,000
Grant Prideco, Inc.(a)(b)	350,000	7,171,500
National-Oilwell, Inc.(b)	375,000	12,322,500
Smith International, Inc.(b)	170,000	10,324,100
		59,368,700

Oil & Gas Exploration & Production–22.52%
Apache Corp.(a)	170,000	8,518,700
Devon Energy Corp.	140,000	9,941,400
EOG Resources, Inc. (a)	195,000	12,840,750
Kerr-McGee Corp.	220,000	12,595,000
Magnum Hunter Resources, Inc.(a)(b)	740,000	8,539,600
Newfield Exploration Co.(a)(b)	145,000	8,879,800
Noble Energy, Inc.	160,000	9,318,400
Pioneer Natural Resources Co.(a)	310,000	10,688,800
Unocal Corp.(a)	290,000	12,470,000
		93,792,450

	Shares	Market Value

Oil & Gas Refining, Marketing & Transportation–4.04%
Valero Energy Corp.	160,000	$12,833,600
Williams Cos., Inc. (The)(a)	330,000	3,993,000
		16,826,600
Total Domestic Common Stocks (Cost $218,920,916)		295,797,625
Foreign Stocks & Other Equity Interests–28.28%

Bermuda–6.35%
Nabors Industries, Ltd. (Oil & Gas Drilling)(a)(b)	300,000	14,205,000
Weatherford International Ltd. (Oil & Gas Equipment & Services)(a)(b)	240,000	12,244,800
		26,449,800

Canada–8.11%
Canadian Natural Resources Ltd. (Oil & Gas Exploration & Production)	300,000	11,949,000
Nexen Inc. (Oil & Gas Exploration & Production)	200,000	8,358,000
Talisman Energy Inc. (Oil & Gas Exploration & Production)	520,000	13,468,000
		33,775,000

Cayman Islands–3.46%
Noble Corp. (Oil & Gas Drilling)(a)(b)	320,000	14,384,000

France–2.82%
Total S.A.–ADR (Integrated Oil & Gas)(a)	115,000	11,749,550

Netherlands–2.20%
Schlumberger Ltd. (Oil & Gas Equipment & Services)	136,000	9,154,160

United Kingdom–5.34%
BP PLC–ADR (Integrated Oil & Gas)	320,000	18,409,600
Wood Group (John) PLC (Oil & Gas Equipment & Services)(c)	1,525,000	3,820,473
		22,230,073
Total Foreign Stocks & Other Equity Interest (Cost $86,498,132)		117,742,583
Money Market Funds–0.83%
INVESCO Treasurer’s Money Market Reserve Fund (Cost $3,449,579)(d)	3,449,579	3,449,579
TOTAL INVESTMENTS–100.15% (excluding investments purchased with cash collateral from securities loaned) (Cost $308,868,627)		416,989,787

F-1

	Shares	Market Value
Investments Purchased with Cash Collateral from Securities Loaned

Money Market Funds–2.02%
INVESCO Treasurer’s Money Market Reserve Fund(d)(e)	8,418,038	$8,418,038
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $8,418,038)		8,418,038
TOTAL INVESTMENTS–102.17% (Cost $317,286,665)		425,407,825
OTHER ASSETS LESS LIABILITIES–(2.17%)		(9,048,146)
NET ASSETS–100.00%		$416,359,679

Investment Abbreviations:

ADR – American	Depositary Receipt

Notes to Schedule of Investments:

(a)	All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.
(b)	Non-income producing security.
(c)	In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at September 30, 2004 represented 0.90% of the Fund’s Total Investments. See Note 1A.
(d)	The money market fund and the Fund are affiliated by having the same investment advisor. Effective October 15, 2004, the INVESCO Treasurer’s Money Market Reserve Fund was renamed Premier Portfolio. See Note 3.
(e)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

F-2

Statement of Assets and Liabilities

September 30, 2004

(Unaudited)

Assets:
Investments, at market value (cost $305,419,048)*	$413,540,208
Investments in affiliated money market funds (cost $11,867,617)	11,867,617
Total investments (cost $317,286,665)	425,407,825
Receivables for:
Fund shares sold	2,659,182
Dividends	301,670
Investment for trustee deferred compensation and retirement plans	37,352
Other assets	32,644
Total assets	428,438,673

Liabilities:
Payables for:
Investments purchased	2,562,693
Fund shares reacquired	635,536
Trustee deferred compensation and retirement plans	45,894
Collateral upon return of securities loaned	8,418,038
Accrued distribution fees	117,571
Accrued trustees’ fees	395
Accrued transfer agent fees	176,602
Accrued operating expenses	122,265
Total liabilities	12,078,994
Net assets applicable to shares outstanding	$416,359,679

Net assets consist of:
Shares of beneficial interest	$322,515,626
Undistributed net investment income (loss)	(740,124)
Undistributed net realized gain (loss) from investment securities and foreign currencies	(13,536,983)
Unrealized appreciation of investment securities and foreign currencies	108,121,160
$416,359,679

Net Assets:
Class A	$70,049,517
Class B	$32,100,789
Class C	$27,729,834
Class K	$830,242
Investor Class	$285,649,297

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	2,616,811
Class B	1,220,890
Class C	1,071,256
Class K	33,587
Investor Class	10,701,840
Class A :
Net asset value per share	$26.77
Offering price per share:
(Net asset value of $26.77 ÷ 94.50%)	$28.33
Class B :
Net asset value and offering price per share	$26.29
Class C :
Net asset value and offering price per share	$25.89
Class K :
Net asset value and offering price per share	$24.72
Investor Class:
Net asset value and offering price per share	$26.69

*	At September 30, 2004, securities with an aggregate market value of $8,297,865 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

F-3

Statement of Operations

For the six months ended September 30, 2004

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $44,189)	$2,100,163
Dividends from affiliated money market funds*	123,186
Total investment income	2,223,349

Expenses:
Advisory fees	1,318,888
Administrative services fees	70,905
Custodian fees	13,178
Distribution fees:
Class A	95,956
Class B	129,378
Class C	104,996
Class K	2,077
Investor Class	311,485
Transfer agent fees	661,124
Trustees’ fees and retirement benefits	8,532
Other	227,114
Total expenses	2,943,633
Less: Fees waived, expenses reimbursed and expense offset arrangements	(15,827)
Net expenses	2,927,806
Net investment income (loss)	(704,457)

Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain from:
Investment securities	22,538,671
Foreign currencies	439
22,539,110
Change in net unrealized appreciation (depreciation) of:
Investment securities	44,549,031
Foreign currencies	(68)
44,548,963
Net gain from investment securities and foreign currencies	67,088,073
Net increase in net assets resulting from operations	$66,383,616

*	Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

F-4

Statement of Changes in Net Assets

For the six months ended September 30, 2004 and the year ended March 31, 2004

(Unaudited)

	September 30, 2004	March 31, 2004

Operations:
Net investment income (loss)	$(704,457)	$(1,002,201)
Net realized gain from investment securities and foreign currencies	22,539,110	35,332,170
Change in net unrealized appreciation of investment securities and foreign currencies	44,548,963	41,847,988
Net increase in net assets resulting from operations	66,383,616	76,177,957
Share transactions–net:
Class A	18,639,121	23,652,348
Class B	7,073,293	14,992,063
Class C	7,419,810	3,253,853
Class K	(224,208)	406,656
Investor Class	8,627,394	(61,553,907)
Net increase (decrease) in net assets resulting from share transactions	41,535,410	(19,248,987)
Net increase in net assets	107,919,026	56,928,970

Net assets:
Beginning of period	308,440,653	251,511,683
End of period (including undistributed net investment income (loss) of $(740,124) and $(35,667), respectively).	$416,359,679	$308,440,653

Notes to Financial Statements

September 30, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO Energy Fund (the “Fund”) is a series portfolio of AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective October 15, 2004, the Fund was renamed AIM Energy Fund.

The Fund’s investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

F-5

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F.

Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax

F-6

withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund’s average net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
From $350 million to $700 million	0.65%
From $700 million to $2 billion	0.55%
From $2 billion to $4 billion	0.45%
From $4 billion to $6 billion	0.40%
From $6 billion to $8 billion	0.375%
Over $8 billion	0.35%

Effective November 25, 2003, AIM entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. (“INVESCO”) whereby AIM paid INVESCO 40% of the fee paid by the Fund to AIM. Effective September 30, 2004, the sub-advisory agreement between AIM and INVESCO was terminated.

AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K and Investor Class shares to 2.00%, 2.65%, 2.65%, 2.10% and 1.90% of average daily net assets, respectively through March 31, 2005. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), or items designated as such by the Fund’s Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund’s board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended September 30, 2004, AIM waived fees of $3,174.

For the six months ended September 30, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC (“AMVESCAP”) has assumed $11,263 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2004, AIM was paid $70,905 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”) a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended September 30, 2004, the Fund paid AISI $613,780. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

The Trust has entered into a master distribution agreement with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class K and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the average daily net assets of Class K shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such

F-7

classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended September 30, 2004, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $95,956, $129,378, $104,996, $2,077 and $311,485, respectively.

Front-end sales commissions and contingent deferred sales charges (“CDSC”) (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2004, AIM Distributors advised the Fund that it retained $56,443 in front-end sales commissions from the sale of Class A shares and $1,828, $12,610, $3,924 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 03/31/04	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2004	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$13,197,327	$101,834,808	$(111,582,556)	$—	$3,449,579	$53,337	$—

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Market Value 03/31/04	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/2004	Dividend Income *	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$5,896,789	$183,666,351	$(181,145,102)	$—	$8,418,038	$69,849	$—
Total	$19,094,116	$285,501,159	$(292,727,658)	$—	$11,867,617	$123,186	$—

*	Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4—Expense Offset Arrangements

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2004, the Fund received credits in transfer agency fees of $1,038 and credits in custodian fees of $352 under expense offset arrangements, which resulted in a reduction of the Fund’s total expenses of $1,390.

NOTE 5—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2004, the Fund paid legal fees of $1,629 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund’s aggregate borrowings from all sources exceeds 10% of the Fund’s total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company (“SSB”). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

F-8

During the six months ended September 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

At September 30, 2004, securities with an aggregate value of $8,297,865 were on loan to brokers. The loans were secured by cash collateral of $8,418,038 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $69,849 for securities lending transactions.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund has a capital loss carryforward as of March 31, 2004 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2005	$1,577,866
March 31, 2006	1,450,461
March 31, 2007	338,540
March 31, 2009	4,180,954
March 31, 2010	$26,546,794
Total capital loss carryforward	$34,094,615

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of AIM Global Energy Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2004 was $177,913,314 and $126,850,551, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$106,577,169
Aggregate unrealized (depreciation) of investment securities	(433,817)
Net unrealized appreciation of investment securities	$106,143,352

Cost of investments for tax purposes is $319,264,473.

F-9

NOTE 10—Share Information

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

Changes in Shares Outstanding(a)
	Six months ended September 30, 2004		Year ended March 31, 2004
	Shares	Amount	Shares	Amount
Sold:
Class A	1,327,311	$31,771,786	851,516	$16,541,002
Class B	567,172	13,287,896	220,684	4,484,414
Class C	528,926	12,244,770	574,044	10,662,837
Class K	14,937	336,736	103,035	1,737,485
Investor Class	2,216,693	52,790,635	4,652,095	88,072,923
Issued in connection with acquisitions:(b)
Class A	—	—	967,661	17,431,821
Class B	—	—	733,587	13,048,685
Class C	—	—	160,292	2,807,811
Automatic conversion of Class B shares to Class A shares:
Class A	63,677	1,498,494	31,167	642,445
Class B	(64,735)	(1,498,494)	(31,592)	(642,445)
Reacquired:
Class A	(608,732)	(14,631,159)	(557,791)	(10,962,920)
Class B	(200,630)	(4,716,109)	(93,467)	(1,898,591)
Class C	(215,990)	(4,824,960)	(557,475)	(10,216,795)
Class K	(25,145)	(560,944)	(77,842)	(1,330,829)
Investor Class	(1,886,220)	(44,163,241)	(8,026,327)	(149,626,830)
	1,717,264	$41,535,410	(1,050,413)	$(19,248,987)
(a)	There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 20.85% of the outstanding shares of the Fund. The Fund’s principle underwriter may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or a portion of the shares owned of record by these shareholders are also owned beneficially.
(b)	As of the opening of business on November 24, 2003, the Fund acquired all of the net assets of AIM Global Energy Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 9, and AIM Global Energy Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 1,861,540 shares of the Fund for 2,594,959 shares of AIM Global Energy Fund outstanding as of the close of business on November 21, 2003. AIM Global Energy Fund’s net assets at that date of $33,288,317 including $87,465 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $227,218,065.

F-10

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30, 2004		Year ended March 31,
			2004		2003
Net asset value, beginning of period	$22.27		$16.85		$19.26
Income from investment operations:
Net investment income (loss)	(0.05	)(a)	(0.05	)(a)	(0.05	)(a)
Net gains (losses) on securities (both realized and unrealized)	4.55		5.47		(2.36)
Total from investment operations	4.50		5.42		(2.41)
Net asset value, end of period	$26.77		$22.27		$16.85
Total return(b)	20.21%		32.17%		(12.51)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$70,050		$40,847		$9,131
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.65	%(c)	1.66%		1.46%
Without fee waivers and/or expense reimbursements	1.66	%(c)	1.74%		1.46%
Ratio of net investment income (loss) to average net assets	(0.39	)%(c)	(0.25)%		(0.33)%
Portfolio turnover rate(d)	37%		123%		144%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $54,682,168.
(d)	Not annualized for periods less than one year.

	Class B
	Six months ended September 30, 2004		Year ended March 31,
			2004		2003
Net asset value, beginning of period	$21.94		$16.71		$19.26
Income from investment operations:
Net investment income (loss)	(0.12	)(a)	(0.18	)(a)	(0.17	)(a)
Net gains (losses) on securities (both realized and unrealized)	4.47		5.41		(2.38)
Total from investment operations	4.35		5.23		(2.55)
Net asset value, end of period	$26.29		$21.94		$16.71
Total return(b)	19.83%		31.30%		(13.24)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$32,101		$20,164		$1,502
Ratio of expenses to average net assets:
With fee waivers and/or expenses reimbursements	2.30	%(c)	2.31%		2.33%
Without fee waivers and/or expense reimbursements	2.31	%(c)	2.59%		2.41%
Ratio of net investment income (loss) to average net assets	(1.04	)%(c)	(0.90)%		(1.16)%
Portfolio turnover rate(d)	37%		123%		144%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of 25,804,588.
(d)	Not annualized for periods less than one year.

F-11

NOTE 11—Financial Highlights (continued)

	Class C
	Six months ended September 30, 2004		Year ended March 31,					February 28, 2000 (Date sales commenced) to March, 2000
			2004		2003	2002	2001
Net asset value, beginning of period	$21.60		$16.45		$18.98	$19.58	$17.39	$14.35
Income from investment operations:
Net investment income (loss)	(0.12	)(a)	(0.17	)(a)	(0.11)	(0.07)	(0.05)	(0.01	)(a)
Net gains (losses) on securities (both realized and unrealized)	4.41		5.32		(2.42)	(0.53)	3.67	3.05
Total from investment operations	4.29		5.15		(2.53)	(0.60)	3.62	3.04
Less distributions from net realized gains	—		—		—	—	(1.43)	—
Net asset value, end of period	$25.89		$21.60		$16.45	$18.98	$19.58	$17.39
Total return(b)	19.86%		31.31%		(13.33)%	(3.06)%	22.35%	21.11%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$27,730		$16,383		$9,566	$12,324	$8,704	$16
Ratio of expenses to average net assets (including interest expense):
With fee waivers and/or expense reimbursements	2.30	%(c)	2.31%		2.33%	2.27%	2.05%	2.05	%(d)
Without fee waivers and/or expense reimbursements	2.31	%(c)	2.59%		2.53%	2.27%	2.05%	2.05	%(d)
Ratio of net investment income (loss) to average net assets	(1.04	)%(c)	(0.90)%		(1.22)%	(1.08)%	(1.10)%	(1.11	)%(d)
Portfolio turnover rate(e)	37%		123%		144%	144%	166%	109%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $20,941,787.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

	Class K
	Six months ended September 30, 2004		Year ended March 31,				November 30, 2000 (Date Sales Commenced) to March 31, 2001
			2004		2003	2002
Net asset value, beginning of period	$20.53		$15.55		$17.98	$19.62	$16.76
Income from investment operations:
Net investment income (loss)	(0.05	)(a)	(0.06	)(a)	(0.14)	(0.05)	(0.15)
Net gains (losses) on securities (both realized and unrealized)	4.24		5.04		(2.29)	(1.59)	3.01
Total from investment operations	4.19		4.98		(2.43)	(1.64)	2.86
Net asset value, end of period	24.72		$20.53		$15.55	$17.98	$19.62
Total return(b)	20.41%		32.03%		(13.52)%	(8.36)%	17.06%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$830		$899		$289	$37	$1
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.75	%(c)	1.76%		2.07%	11.62%	3.11	%(d)
Without fee waivers and/or expense reimbursements	1.76	%(c)	3.70%		5.36%	11.62%	3.11	%(d)
Ratio of net investment income (loss) to average net assets	(0.49	)%(c)	(0.35)%		(0.90)%	(10.45)%	(2.34	)%(d)
Portfolio turnover rate(e)	37%		123%		144%	144%	166%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of 920,645.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

F-12

NOTE 11—Financial Highlights (continued)

	Investor Class
	Six months ended September 30, 2004		Year ended March 31,								Five months ended March 31, 2000		Year ended October 31, 1999
			2004		2003		2002		2001
Net asset value, beginning of period	$22.19		$16.81		$19.26		$19.73		$17.40		$13.68		$11.30
Income from investment operations:
Net investment income (loss)	(0.03	)(a)	(0.07	)(a)	(0.10	)(a)	(0.07	)(a)	(0.08	)(a)	(0.00)		(0.00)
Net gains (losses) on securities (both realized and unrealized)	4.53		5.45		(2.35)		(0.40)		3.84		3.72		2.39
Total from investment operations	4.50		5.38		(2.45)		(0.47)		3.76		3.72		2.39
Less distributions from net realized gains	—		—		—		—		(1.43)		—
Net asset value, end of period	$26.69		$22.19		$16.81		$19.26		$19.73		$17.40		$13.49
Total return(b)	20.28%		32.00%		(12.72)%		(2.38)%		23.09%		27.19%		21.19%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$285,649		$230,148		$231,023		$358,439		$445,845		$221,432		$196,136
Ratio of expenses to average net assets	1.55	%(c)(d)	1.76%		1.69%		1.53%		1.41%		1.60	%(e)	1.68%
Ratio of net investment income (loss) to average net assets	(0.29	)%(c)	(0.35)%		(0.57)%		(0.34)%		(0.35)%		(0.26	)%(e)	(0.05)%
Portfolio turnover rate(f)	37%		123%		144%		144%		166%		109%		279%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of 248,507,414.
(d)	After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.56% (annualized).
(e)	Annualized.
(f)	Not annualized for periods less than one year.

NOTE 12—Legal Proceedings

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, and A I M Distributors, Inc. (“ADI”), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), the Colorado Division of Securities (“CODS”) and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC (“AMVESCAP”), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities (“CODS”) with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

F-13

NOTE 12—Legal Proceedings (continued)

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG’s sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC’s settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM’s agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund’s financial statements in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM

F-14

NOTE 12—Legal Proceedings (continued)

Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. (“AIM Management”), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP’s 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

F-15

OTHER INFORMATION

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bruce L. Crockett , Chair

Bob R. Baker

Frank S. Bayley

James T. Bunch

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll

Mark H. Williamson

Robert H. Graham

President

Mark H. Williamson

Executive Vice President

Lisa O. Brinkley

Senior Vice President

and Chief Compliance Officer

Kevin M. Carome

Senior Vice President, Secretary,

and Chief Legal Officer

Sidney M. Dilgren

Vice President and Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

Counsel to the Fund

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Core Stock Fund[1]

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund

AIM Dynamics Fund[1]

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund[2]

AIM Mid Cap Growth Fund

AIM Mid Cap Stock Fund[1]

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM S&P 500 Index Fund[1]

AIM Select Equity Fund

AIM Small Cap Equity Fund[3]

AIM Small Cap Growth Fund[4]

AIM Small Company Growth Fund[1]

AIM Total Return Fund*[1]

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

AIM Weingarten Fund

*	Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund[5]

AIM Global Aggressive Growth Fund

AIM Global Equity Fund[6]

AIM Global Growth Fund

AIM Global Value Fund

AIM International Core Equity Fund[1]

AIM International Emerging Growth Fund[7]

AIM International Growth Fund

AIM Trimark Fund

Sector Equity

AIM Advantage Health Sciences Fund[1]

AIM Energy Fund[1]

AIM Financial Services Fund[1]

AIM Global Health Care Fund

AIM Gold & Precious Metals Fund[1]

AIM Health Sciences Fund[1]

AIM Leisure Fund[1]

AIM Multi-Sector Fund[1]

AIM Real Estate Fund

AIM Technology Fund[1]

AIM Utilities Fund[1]

Fixed Income
TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

Premier U.S. Government Money Portfolio[1]

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

AIM Allocation Solutions

AIM Aggressive Allocation Fund

AIM Conservative Allocation Fund

AIM Moderate Allocation Fund

[1]	The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund.

[2]	As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor.

[3]	AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor.

[4]	AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor.

[5]	AIM European Small Company Fund will close to new investors when net assets reach $500 million.

[6]	Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund.

[7]	AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million.

If used after January 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $132 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $363 billion in assets under management. Data as of September 30, 2004.

Consider the investment objectives, risks, and charges and expenses carefully. For this and other information about AIM funds, obtain a prospectus from your financial advisor or AIMinvestments.com and read it thoroughly before investing.

AIMinvestments.com	I-ENE-SAR-1	A I M Distributors, Inc.

[Your goals. Our solutions.]

– registered trademark –

Mutual Funds	Retirement Products	Annuities	College Savings Plans	Separately Managed Accounts	Offshore Products	Alternative Investments	Cash Management

[AIM Investments Logo]

- registered trademark -

INVESCO Financial Services Fund

Semiannual Report to Shareholders • September 30, 2004

[COVER IMAGE]

Effective October 15, 2004, after the close of the reporting period,

INVESCO Financial Services Fund was renamed AIM Financial Services Fund.

[Your goals. Our solutions.]

- Registered Trademark -

[AIM Investments Logo]

- Registered Trademark -

INVESCO FINANCIAL SERVICES FUND seeks capital growth.

■	Unless otherwise stated, information presented in this report is as of 9/30/04 and is based on total net assets.

■	Effective 10/15/04, after the close of the reporting period, INVESCO Financial Services Fund was renamed AIM Financial Services Fund.

About share classes

■	Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

■	Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

■	Class K shares are available only to certain retirement plans. Please see the prospectus for more information.

Principal risks of investing in the fund

■	Investing in small and mid-size companies involves risks not associated with investing in more established companies, including business risk, significant stock price fluctuations and illiquidity.

■	Investing in a single-sector or single-region mutual fund involves greater risk and potential reward than investing in a more diversified fund.

■	International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

About indexes used in this report

■	The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500 —registered trademark— Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

■	The S&P 500 Financials Index is a market capitalization weighted index of companies involved in activities such as banking, consumer finance, investment banking and brokerage, asset management, insurance and investment, and real estate, including REITs.

■	The unmanaged Lipper Financial Services Fund Index represents an average of the 10 largest financial-services funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

■	The unmanaged Lehman U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). The unmanaged Lehman High Yield Index represents the performance of high-yield debt securities. The unmanaged Lehman Municipal Bond Index represents the performance of investment-grade municipal bonds. All are compiled by Lehman Brothers, a global investment bank.

■	The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

■	A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

■	Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

■	The returns shown in the Management’s Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

■	The Conference Board is a not-for-profit organization that conducts research and publishes information and analysis to help businesses strengthen their performance.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission’s Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

Beginning with fiscal periods ending after 12/31/04, the fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Copies of the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the fund are 811-3826 and 002-85905. The fund’s most recent portfolio holdings, as filed on Form N-Q, are also available at aiminvestments.com.

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

Not FDIC Insured May lose value No bank guarantee

AIMinvestments.com

TO OUR SHAREHOLDERS

Dear Fellow Shareholder in The AIM Family of Funds —registered trademark— :

New Board Chairman

[GRAHAM PHOTO] Robert H. Graham	It is my pleasure to introduce you to Bruce Crockett, the new Chairman of the Board of Trustees of the AIM Funds. It has been my honor to have served as Chairman of the Board of Trustees of the AIM Funds ever since Ted Bauer retired from that position in 2000. However, as you may be aware, the U.S. Securities and Exchange Commission recently adopted a rule requiring that an independent fund trustee, meaning a trustee who is not an officer of the fund’s investment advisor, serve as chairman of the funds’ board. In addition, a similar provision was included in the terms of AIM Advisors’ recent settlements with certain regulators. Accordingly, the AIM Funds’ board recently elected Mr. Crockett, one of the 14 independent trustees on the AIM Funds’ board, as Chairman. His appointment became effective on October 4. I will remain on the funds’ board, as will Mark Williamson, President and Chief Executive Officer of AIM. I will also remain Chairman of A I M Management Group Inc.

[CROCKETT PHOTO] Bruce L. Crockett

Mr. Crockett has been a member of the AIM Funds’ board since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of the funds’ board in AIM’s history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

Market conditions during the reporting period

Domestic equity markets were essentially flat during the six months covered by this report, with the S&P 500 Index producing a total return of -0.18%. Within that index, however, the energy sector performed quite well, up almost 20%, riding the wave of record high oil prices. In general, bonds were only marginally more attractive than stocks. The Lehman U.S. Aggregate Bond Index returned 0.68% during the same six months. Within the total bond market, the high yield sector and the municipal bond sector produced the best results, as measured by their respective Lehman indexes.

In periods of lackluster market performance like the one covered by this report, we encourage our shareholders to look past short-term performance and focus on their long-term investment goals. Whether markets rise, fall or go sideways, the one sure thing is their short-term unpredictability. However, historically, markets have risen over the long run, with the S&P 500 Index returning 13.13% per year on average over the past 25 years and the Lehman U.S. Aggregate Bond Index returning 9.39%.* While past performance cannot guarantee future results, we believe staying invested for the long term offers the best opportunity for capital growth.

Your fund

In the following pages you will find an explanation of how your fund was managed during the six-month reporting period and how it performed in comparison to various benchmarks. We hope you find this discussion informative. Current information about your fund and about the markets in general is always available on our Web site, AIMinvestments.com.

AIM remains committed, as ever, to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman
A I M Management Group Inc.
November 3, 2004

*	Average annual total return September 30, 1979, to September 30, 2004. Source: Lipper, Inc.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Weaker financial markets affected fund performance

INVESCO Financial Services Fund’s Investor Class shares returned -3.52% for the six-month period ended September 30, 2004. (Investor Class shares have no front-end or contingent deferred sales charges. Therefore, performance is at net asset value.) Performance for other share classes and the fund’s indexes can be found on page 3. The fund underperformed both the S&P 500 Index and the S&P 500 Financials Index, which returned -0.18% and -2.01%, respectively, for the reporting period.

The fund’s underperformance of the S&P 500 Financials Index was primarily due to our relative overweight position in asset management and custody banks and in investment banking and brokerage, industries that have suffered from the recent sluggish equity environment. Also contributing to the fund’s underperformance was its underweight position in regional banks, which generally outperformed during the reporting period because of merger announcements early in 2004.

The fund lagged the Lipper Financial Services Fund Index, which returned -1.41% for the period, also largely due to our underweight position in regional banks.

Market conditions

The U.S. economy showed strength during the six-month period covered by this report, even as the U.S. stock market did not. Generally positive economic news was overshadowed by such restraints on the market as geopolitical unrest, pre-election uncertainty, terrorism concerns and soaring oil prices.

The U.S. Federal Reserve (the Fed), acting on evidence that economic conditions were generally improving and that inflation was increasing, shifted to a gradually tightening monetary policy during the reporting period. In three widely anticipated moves, the Fed raised its key federal funds target rate from 1.00% in June to 1.75% in September. The June increase marked the first time in four years that the Fed raised the target rate.

The Department of Commerce reported that gross domestic product, the broadest measure of economic activity, expanded at an annualized rate of 3.3% and 3.7% in the second and third quarters of 2004, respectively. The Department of Labor reported that 1.05 million new jobs were created in the six months covered by this report, and the Conference Board reported that consumer confidence reached a two-year high in July before declining in August and September.

Escalating oil prices during the reporting period made energy the strongest performer of the 10 sectors of the S&P 500 Index, followed by industrials and materials. Information technology, consumer staples and health care were the weakest-performing sectors for the period.

Financial services was among the five S&P 500 Index sectors posting negative returns for the reporting period. Rising interest rates, combined with flat performance of financial markets, generally had a negative impact on industries within the sector.

Your fund

During the reporting period ended September 30, 2004, INVESCO Financial Services Fund continued to invest in companies that we believe have the potential for earnings and revenue growth over the long term. These include primarily large- and mid-cap banks, insurance companies, asset managers and brokerage firms. We used a bottom-up investment strategy to select securities that have growth potential in a variety of interest rate environments.

Diversified banking giants Bank of America, Wells Fargo and U.S. Bancorp contributed to fund performance during the reporting period. Bank of America posted increased third-quarter earnings as it acquired FleetBoston. Wells Fargo reported increased year-over-year earnings and revenue for the second quarter,

PORTFOLIO COMPOSITION
By industry
Diversified Banks	17.3%
Investment Banking & Brokerage	14.6
Asset Management & Custody Banks	12.3
Other Diversified Financial Services	11.8
Consumer Finance	10.0
Multi-line Insurance	7.7
Thrifts & Mortgage Finance	6.5
Regional Banks	5.9
Property & Casualty Insurance	5.8
Life & Health Insurance	4.0
Diversified Capital Markets	1.5
Reinsurance	1.3
Money Market Funds plus Other Assets Less Liabilities	1.0
Specialized Finance	0.3
TOP 10 EQUITY HOLDINGS*
1. JPMorgan Chase & Co.	6.1%
2. American International Group, Inc.	5.7
3. Citigroup Inc.	5.7
4. Bank of America Corp.	5.1
5. Merrill Lynch & Co., Inc.	4.6
6. Wachovia Corp.	4.3
7. Bank of New York Co., Inc. (The)	3.7
8. Capital One Financial Corp.	3.7
9. Prudential Financial, Inc.	3.6
10. American Express Co.	3.3
TOP COUNTRIES
1. U.S.A	94.7%
2. Switzerland	1.5
3. Canada	1.2
4. Bermuda	0.9
5. Ireland	0.6
*	Excluding money market fund holdings.

The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security. while U.S. Bancorp posted record income for the second quarter.

2

In addition, the fund benefited from strong stock selection in property and casualty insurance companies during the reporting period. SAFECO, which posted strong second-quarter profits, was a top performer for the fund. Allstate, which announced a 75% jump in second-quarter profits, also enhanced fund performance.

The PMI Group, which offers mortgage insurance products that enable borrowers to buy homes with low-down-payment mortgages, was a positive contributor to fund performance. The company had a strong second quarter due to the market’s anticipation of rising interest rates.

Select stocks of multi-line insurance companies, consumer finance companies and other diversified financial services companies also contributed to fund performance during the reporting period.

On the other hand, the fund’s holdings of financial services company Citigroup detracted from performance due to its declining stock value following the company’s announcement about building cash reserves for legal expenses in pending litigation. We continued to hold the stock at the close of the reporting period because of Citigroup’s diversified global business, market-leading position, strong capital base and attractive valuation.

Within the investment banking and brokerage industry, Merrill Lynch detracted from fund performance during the reporting period as a result of weaker trading activity in financial markets. The fund continued to hold the stock at period end because we believe cost-cutting efforts have positioned the company for a potential turnaround. Goldman Sachs also hindered fund performance due to concerns about its reliance on fixed-income trading in a rising interest rate environment. The fund retained the stock at period end because of the company’s global investment franchise and our belief that capital markets may improve.

At the close of the reporting period, the fund maintained an overweight position in investment banks and brokerages due to opportunities we believed may result from attractive valuations. But we also pared the fund’s holdings in some fixed-income-oriented investment banking and brokerage firms, such as Bear Stearns and Lehman Brothers because of rising interest rates. The fund remained underweight in regional banks and thrifts but has added several holdings that we believe could be potential takeover candidates.

In closing

Throughout the reporting period, we remained committed to the fund’s investment objective of capital growth. We appreciate your continued investment in INVESCO Financial Services Fund.

The views and opinions expressed in Management’s Discussion of Fund Performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important fund and index disclosures inside front cover.

[SKORNICKA PHOTO]	Joseph W. Skornicka

Mr. Skornicka, lead manager and Certified Financial Analyst, joined INVESCO in 2001. He holds a master’s in business administration from the University of Michigan. He received his bachelor’s from Michigan State University.

Effective October 1, 2004, after the close of the reporting period, Michael Simon (lead) and Meggan Walsh became the new portfolio managers of INVESCO Financial Services Fund. They are assisted by the Basic Value and Diversified Dividend teams.

FUND VS. INDEXES

Total returns, 3/31/04-9/30/04, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares	-3.60%
Class B Shares	-3.93
Class C Shares	-3.91
Class K Shares	-3.64
Investor Class Shares	-3.52
S&P 500 Index	-0.18
(Broad Market Index)
S&P 500 Financials Index	-2.01
(Style-specific Index)
Lipper Financial Services Fund Index	-1.41
(Peer Group Index)

Source: Lipper, Inc.

TOTAL NET ASSETS	$938.0 million
TOTAL NUMBER OF HOLDINGS*	52

[RIGHT ARROW GRAPHIC]

For a presentation of your fund’s long-term performance record, please turn to page 5.

3

INFORMATION ABOUT YOUR FUND’ S EXPENSES

Calculating your ongoing fund expenses

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004-September 30, 2004.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (4/1/04)	Ending Account Value (9/30/04)[1]	Expenses Paid During Period [2,3]	Ending Account Value (9/30/04)	Expenses Paid During Period [2,4]
Class A	$1,000.00	$964.00	$6.89	$1,018.05	$7.08
Class B	1,000.00	960.70	10.08	1,014.79	10.35
Class C	1,000.00	960.90	10.08	1,014.79	10.35
Class K	1,000.00	963.60	7.38	1,017.55	7.59
Investor	1,000.00	964.80	6.40	1,018.55	6.58

[1]	The actual ending account value is based on the actual total return of the fund for the period April 1, 2004, to September 30, 2004, after actual expenses and will differ from the hypothetical ending account value, which is based on the fund’s expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004, to September 30, 2004, was -3.60%, -3.93%, -3.91%, -3.64% and -3.52% for Class A, B, C and K and Investor Class shares, respectively.

[2]	Expenses are equal to the fund’s annualized expense ratio (1.40%, 2.05%, 2.05%, 1.50% and 1.30% for Class A, B, C and K and Investor Class shares, respectively) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Effective on July 1, 2004, the fund adopted new agreements for transfer agency and administrative services with differing fees. The annualized expense ratios restated as if these changes had been in effect throughout the most recent fiscal half year are 1.34%, 1.99%, 1.99%, 1.44% and 1.24% for Class A, B, C and K and Investor Class shares, respectively.

[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $6.60, $9.78, $9.78, $7.09 and $6.11 for Class A, B, C and K and Investor Class shares, respectively.

[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $6.78, $10.05, $10.05, $7.28 and $6.28 for Class A, B, C and K and Investor Class shares, respectively.

[ARROW BUTTON IMAGE]	For More Information Visit AIMinvestments.com

4

LONG-TERM PERFORMANCE

Your fund’s long-term performance

Below you will find a presentation of your fund’s long-term performance record for periods ended 9/30/04, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS

As of 9/30/04, including applicable sales charges

Class A Shares
Inception (3/28/02)	0.40%
1 Year	6.95

Class B Shares
Inception (3/28/02)	1.04%
1 Year	7.43

Class C Shares
Inception (2/14/00)	6.96%
1 Year	11.23

Class K Shares
Inception (11/30/00)	1.97%
1 Year	13.03

Investor Class Shares
Inception (6/2/86)	14.25%
10 Years	13.87
5 Years	7.34
1 Year	13.25

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class K shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.70% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the fund’s share classes will differ due to different sales charge structures and class expenses.

Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower for Class A, Class B and Class K shares.

5

FINANCIALS

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Market Value

Common Stocks–98.92%

Asset Management & Custody Banks–12.29%
American Capital Strategies, Ltd.	235,400	$7,377,436
Bank of New York Co., Inc. (The)	1,180,200	34,426,434
Franklin Resources, Inc.	275,000	15,334,000
Investors Financial Services Corp.	108,400	4,892,092
Legg Mason, Inc.	523,500	27,886,845
Mellon Financial Corp.	153,203	4,242,191
National Financial Partners Corp.	186,100	6,658,658
Northern Trust Corp.	106,000	4,324,800
State Street Corp.	236,400	10,096,644
		115,239,100

Consumer Finance–9.99%
American Express Co.	605,000	31,133,300
Capital One Financial Corp.	463,500	34,252,650
MBNA Corp.	682,700	17,204,040
Providian Financial Corp.(a)	374,200	5,815,068
SLM Corp.	117,800	5,253,880
		93,658,938

Diversified Banks–17.26%
Anglo Irish Bank Corp. PLC (Ireland)(b)	316,300	5,807,848
Bank of America Corp.	1,113,212	48,235,476
Canadian Imperial Bank of Commerce (Canada)	209,100	11,217,534
U.S. Bancorp	876,700	25,336,630
Wachovia Corp.	868,600	40,780,770
Wells Fargo & Co.	511,700	30,512,671
		161,890,929

Diversified Capital Markets–1.54%
UBS A.G. (Switzerland)	205,000	14,417,650

Investment Banking & Brokerage–14.55%
Bear Stearns Cos. Inc. (The)	46,500	4,471,905
E*TRADE Financial Corp.(a)	611,400	6,982,188
Goldman Sachs Group, Inc. (The)	237,700	22,163,148
Lehman Brothers Holdings Inc.	370,200	29,512,344
Merrill Lynch & Co., Inc.	873,300	43,420,476
Morgan Stanley	606,600	29,905,380
		136,455,441

	Shares	Market Value

Life & Health Insurance–4.04%
AFLAC Inc.	115,400	$4,524,834
Prudential Financial, Inc.	710,000	33,398,400
		37,923,234

Multi-Line Insurance–7.68%
American International Group, Inc.	787,052	53,511,665
Hartford Financial Services Group, Inc. (The)	299,900	18,572,807
		72,084,472

Other Diversified Financial Services–11.82%
Citigroup Inc.	1,208,401	53,314,652
JPMorgan Chase & Co.	1,449,272	57,579,577
		110,894,229

Property & Casualty Insurance–5.78%
Allstate Corp. (The)	507,200	24,340,528
SAFECO Corp.	572,200	26,120,930
St. Paul Travelers Cos., Inc. (The)	113,467	3,751,219
		54,212,677

Regional Banks–5.85%
City National Corp.	94,800	6,157,260
Compass Bancshares, Inc.	101,300	4,438,966
Fifth Third Bancorp	233,650	11,500,253
Marshall & Ilsley Corp.	225,200	9,075,560
North Fork Bancorp., Inc.	190,800	8,481,060
TCF Financial Corp.	145,800	4,416,282
Zions Bancorp.	177,700	10,846,808
		54,916,189

Reinsurance–1.32%
Endurance Specialty Holdings Ltd. (Bermuda)	193,400	6,217,810
Everest Re Group, Ltd. (Bermuda)	25,400	1,887,982
Reinsurance Group of America, Inc.	104,200	4,293,040
		12,398,832

Specialized Finance–0.31%
CIT Group Inc.	78,600	2,938,854

Thrifts & Mortgage Finance–6.49%
Countrywide Financial Corp.	130,200	5,128,578
Fannie Mae	167,500	10,619,500
Freddie Mac	199,700	13,028,428

F-1

	Shares	Market Value

Thrifts & Mortgage Finance–(Continued)
PMI Group, Inc. (The)	674,600	$27,375,268
Washington Mutual, Inc.	119,900	4,685,692
		60,837,466
Total Common Stocks (Cost $710,128,810)		927,868,011
Money Market Funds–1.19%
INVESCO Treasurer’s Money Market Reserve Fund (Cost $11,101,364)(c)	11,101,364	11,101,364
TOTAL INVESTMENTS–100.11% (Cost $721,230,174)		938,969,375
OTHER ASSETS LESS LIABILITIES–(0.11%)		(1,002,768)
NET ASSETS–100.00%		$937,966,607

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The market value of this security at September 30, 2004 represented 0.62% of the Fund’s Total Investments. See Note 1A.
(c)	The money market fund and the Fund are affiliated by having the same investment advisor. Effective October 15, 2004, the INVESCO Treasurer’s Money Market Reserve Fund was renamed Premier Portfolio. See Note 3.

See accompanying notes which are an integral part of the financial statements.

F-2

Statement of Assets and Liabilities

September 30, 2004

(Unaudited)

Assets:
Investments, at market value (cost $710,128,810)	$927,868,011
Investments in affiliated money market funds (cost $11,101,364)	11,101,364
Total investments (cost $721,230,174)	938,969,375
Receivables for:
Fund shares sold	165,844
Dividends	1,175,055
Investment for trustee deferred compensation and retirement plans	136,826
Other assets	47,460
Total assets	940,494,560

Liabilities:
Payables for:
Fund shares reacquired	1,690,549
Trustee deferred compensation and retirement plans	175,352
Accrued distribution fees	262,934
Accrued transfer agent fees	263,032
Accrued operating expenses	136,086
Total liabilities	2,527,953
Net assets applicable to shares outstanding	$937,966,607

Net assets consist of:
Shares of beneficial interest	$669,109,991
Undistributed net investment income	4,501,227
Undistributed net realized gain from investment securities and foreign currencies	46,609,826
Unrealized appreciation of investment securities and foreign currencies	217,745,563
$937,966,607

Net Assets:
Class A	$96,078,213
Class B	$78,109,699
Class C	$30,408,980
Class K	$1,227,630
Investor Class	$732,142,085

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	3,232,420
Class B	2,637,506
Class C	1,047,810
Class K	42,138
Investor Class	24,510,916
Class A:
Net asset value per share	$29.72
Offering price per share:
(Net asset value of $29.72 ÷ 94.50%)	$31.45
Class B:
Net asset value and offering price per share	$29.61
Class C:
Net asset value and offering price per share	$29.02
Class K:
Net asset value and offering price per share	$29.13
Investor Class:
Net asset value and offering price per share	$29.87

See accompanying notes which are an integral part of the financial statements.

F-3

Statement of Operations

For the six months ended September 30, 2004

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $280,587)	$9,702,200
Dividends from affiliated money market funds	85,374
Total investment income	9,787,574

Expenses:
Advisory fees	3,243,790
Administrative services fees	182,162
Custodian fees	29,198
Distribution fees:
Class A	177,347
Class B	416,778
Class C	166,194
Class K	3,517
Investor Class	960,786
Transfer agent fees	1,491,946
Trustees’ fees and retirement benefits	14,760
Other	250,444
Total expenses	6,936,922
Less: Fees waived, expenses reimbursed and expense offset arrangements	(30,813)
Net expenses	6,906,109
Net investment income	2,881,465

Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain (loss) from:
Investment securities	14,099,925
Foreign currencies	(5,166)
14,094,759
Change in net unrealized appreciation (depreciation) of:
Investment securities	(56,519,853)
Foreign currencies	(1,990)
(56,521,843)
Net gain (loss) from investment securities and foreign currencies	(42,427,084)
Net increase (decrease) in net assets resulting from operations	$(39,545,619)

See accompanying notes which are an integral part of the financial statements.

F-4

Statement of Changes in Net Assets

For the six months ended September 30, 2004 and the year ended March 31, 2004

(Unaudited)

	September 30, 2004	March 31, 2004

Operations:
Net investment income	$2,881,465	$4,683,539
Net realized gain from investment securities and foreign currencies	14,094,759	110,789,671
Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies	(56,521,843)	212,794,322
Net increase (decrease) in net assets resulting from operations	(39,545,619)	328,267,532
Distributions to shareholders from net investment income:
Class A	—	(32,046)
Class B	—	(173)
Class C	—	(1,386)
Class K	—	(4,801)
Investor Class	—	(2,983,902)
Decrease in net assets resulting from distributions	—	(3,022,308)
Share transactions–net:
Class A	(11,600,014)	91,472,322
Class B	(10,405,548)	79,803,551
Class C	(6,785,751)	21,470,386
Class K	(337,148)	(312,490)
Investor Class	(84,511,998)	(178,640,151)
Net increase (decrease) in net assets resulting from share transactions	(113,640,459)	13,793,618
Net increase (decrease) in net assets	(153,186,078)	339,038,842

Net assets:
Beginning of period	1,091,152,685	752,113,843
End of period (including undistributed net investment income of $4,501,227 and $1,619,762, respectively)	$937,966,607	$1,091,152,685

See accompanying notes which are an integral part of the financial statements.

F-5

Notes to Financial Statements

September 30, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO Financial Services Fund (the “Fund”) is a series portfolio of AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective October 15, 2004, the Fund was renamed AIM Financial Services Fund.

The Fund’s investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

F-6

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
G.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund’s average net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
From $350 million to $700 million	0.65%
From $700 million to $2 billion	0.55%
From $2 billion to $4 billion	0.45%
From $4 billion to $6 billion	0.40%
From $6 billion to $8 billion	0.375%
Over $8 billion	0.35%

F-7

Effective November 25, 2003, AIM entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. (“INVESCO”) whereby AIM paid INVESCO 40% of the fee paid by the Fund to AIM. Effective September 30, 2004, the sub-advisory agreement between AIM and INVESCO was terminated.

AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class K shares to 1.40%, 2.05%, 2.05% and 1.50% of average daily net assets, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K and Investor Class shares to 2.00%, 2.65%, 2.65%, 2.10% and 1.90% of average daily net assets, respectively through March 31, 2005. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), or items designated as such by the Fund’s Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund’s board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended September 30, 2004, AIM waived fees of $4,719.

For the six months ended September 30, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC (“AMVESCAP”) has assumed $23,249 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2004, AIM was paid $182,162 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”) a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended September 30, 2004, the Fund paid AISI $1,491,946. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class K and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the average daily net assets of Class K shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended September 30, 2004, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $177,347, $416,778, $166,194, $3,517 and $960,786, respectively.

Front-end sales commissions and contingent deferred sales charges (“CDSC”) (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2004, AIM Distributors advised the Fund that it retained $36,557 in front-end sales commissions from the sale of Class A shares and $41, $2,627, $2,193 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the SEC and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 03/31/04	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/04	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$15,428,440	$94,896,320	$(99,223,396)	$—	$11,101,364	$85,374	$—

F-8

NOTE 4—Expense Offset Arrangements

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2004, the Fund received credits in transfer agency fees of $2,685 and credits in custodian fees of $160 under expense offset arrangements, which resulted in a reduction of the Fund’s total expenses of $2,845.

NOTE 5—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2004, the Fund paid legal fees of $2,516 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund’s aggregate borrowings from all sources exceeds 10% of the Fund’s total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2004.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company (“SSB”). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. The Fund did not borrow under the facility during the six months ended September 30, 2004.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

The Fund did not have a capital loss carryforward as of March 31, 2004.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2004 was $157,672,608 and $263,862,611, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$218,999,105
Aggregate unrealized (depreciation) of investment securities	(1,932,742)
Net unrealized appreciation of investment securities	$217,066,363

Cost of investments for tax purposes is $721,903,012.

F-9

NOTE 9—Share Information

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

Changes in Shares Outstanding(a)
	Six months ended September 30, 2004		Year ended March 31, 2004
	Shares	Amount	Shares	Amount
Sold:
Class A	151,869	$4,494,447	323,245	$9,111,783
Class B	52,876	1,567,290	72,301	2,133,683
Class C	33,358	970,791	490,530	12,968,828
Class K	11,435	334,061	76,064	1,972,353
Investor Class	816,232	24,339,796	9,260,845	236,882,896
Issued as reinvestment of dividends:
Class A	—	—	1,032	27,971
Class B	—	—	6	161
Class C	—	—	43	1,136
Class K	—	—	181	4,801
Investor Class	—	—	105,190	2,862,271
Issued in connection with acquisitions:(b)
Class A	—	—	3,643,293	99,414,455
Class B	—	—	3,213,587	87,853,557
Class C	—	—	975,439	26,155,491
Automatic conversion of Class B shares to Class A shares:
Class A	62,634	1,856,472	63,785	1,907,801
Class B	(62,767)	(1,856,472)	(63,734)	(1,907,801)
Reacquired:
Class A	(607,549)	(17,950,933)	(650,835)	(18,989,688)
Class B	(342,465)	(10,116,366)	(277,826)	(8,276,049)
Class C	(266,913)	(7,756,542)	(653,670)	(17,655,069)
Class K	(22,897)	(671,209)	(86,005)	(2,289,644)
Investor Class	(3,656,935)	(108,851,794)	(15,751,038)	(418,385,318)
	(3,831,122)	$(113,640,459)	742,433	$13,793,618
(a)	There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 23% of the outstanding shares of the Fund. The Fund’s principal underwriter may have an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

(b)	As of the opening of business on November 24, 2003, the Fund acquired all of the net assets of AIM Global Financial Services Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 11, 2003 and AIM Global Financial Services Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 7,832,319 shares of the Fund for 9,618,940 shares of AIM Global Financial Services Fund outstanding as of the close of business November 21, 2003. AIM Global Financial Services Fund net assets at that date of $213,423,503 including $28,871,384 of unrealized appreciation were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $858,824,755.

F-10

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30, 2004		Year ended March 31,
			2004	2003
Net asset value, beginning of period	$30.83		$21.68	$28.22
Income from investment operations:
Net investment income	0.09	(a)	0.16 (a)	0.06
Net gains (losses) on securities (both realized and unrealized)	(1.20)		9.10	(6.37)
Total from investment operations	(1.11)		9.26	(6.31)
Less distributions:
Dividends from net investment income	—		(0.11)	(0.20)
Distributions from net realized gains	—		—	(0.03)
Total distributions	—		(0.11)	(0.23)
Net asset value, end of period	$29.72		$30.83	$21.68
Total return(b)	(3.60)%		42.78%	(22.36)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$96,078		$111,766	$5,311
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.40	%(c)	1.41%	1.38%
Without fee waivers and/or expense reimbursements	1.41	%(c)	1.66%	1.51%
Ratio of net investment income to average net assets	0.58	%(c)	0.55%	0.49%
Portfolio turnover rate(d)	19%		57%	60%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and are based on average daily net assets of $101,064,480.
(d)	Not annualized for periods less than one year.

F-11

NOTE 10—Financial Highlights (continued)

	Class B
	Six months ended September 30, 2004		Year ended March 31,
			2004		2003
Net asset value, beginning of period	$30.82		$21.74		$28.22
Income from investment operations:
Net investment income (loss)	(0.01	)(a)	(0.03	)(a)	(0.03)
Net gains (losses) on securities (both realized and unrealized)	(1.20)		9.11		(6.30)
Total from investment operations	(1.21)		9.08		(6.33)
Less distributions:
Dividends from net investment income	—		(0.00)		(0.11)
Distributions from net realized gains	—		—		(0.04)
Total distributions	—		(0.00)		(0.15)
Net asset value, end of period	$29.61		$30.82		$21.74
Total return(b)	(3.93)%		41.78%		(22.48)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$78,110		$92,137		$990
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.05	%(c)	2.06%		2.09%
Without fee waivers and/or expense reimbursements	2.06	%(c)	2.34%		2.40%
Ratio of net investment income (loss) to average net assets	(0.07	)%(c)	(0.10)%		(0.20)%
Portfolio turnover rate(d)	19%		57%		60%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and are based on average daily net assets of $83,127,936.
(d)	Not annualized for periods less than one year.

F-12

NOTE 10—Financial Highlights (continued)

	Class C
	Six months ended September 30, 2004		Year ended March 31,						February 14, 2000 (Date sales commenced) to March 31, 2000
			2004		2003	2002	2001
Net asset value, beginning of period	$30.20		$21.38		$27.89	$28.72	$27.06		$23.66
Income from investment operations:
Net investment income (loss)	(0.01	)(a)	(0.12	)(a)	(0.25)	(0.10)	(0.09	)(a)	0.00
Net gains (losses) on securities (both realized and unrealized)	(1.17)		8.94		(6.22)	0.87	3.05		3.48
Total from investment operations	(1.18)		8.82		(6.47)	0.77	2.96		3.48
Less distributions:
Dividends from net investment income	—		(0.00)		—	—	(0.08)		(0.08)
Distributions from net realized gains	—		—		(0.04)	(1.60)	(1.22)		—
Total distributions	—		(0.00)		(0.04)	(1.60)	(1.30)		(0.08)
Net asset value, end of period	$29.02		$30.20		$21.38	$27.89	$28.72		$27.06
Total return(b)	(3.91)%		41.27%		(23.22)%	2.98%	10.87%		14.72%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$30,409		$38,696		$10,026	$16,880	$12,221		$138
Ratio of expenses to average net assets	2.05	%(c)(d)	2.38%		2.45%	2.07%	1.85%		1.63	%(e)
Ratio of net investment income (loss) to average net assets	(0.07	)%(c)	(0.42)%		(0.68)%	(0.57)%	(0.31)%		0.39	%(e)
Portfolio turnover rate(f)	19%		57%		60%	81%	99%		38%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $33,147,881.
(d)	After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.06% (annualized).
(e)	Annualized.
(f)	Not annualized for periods less than one year.

F-13

NOTE 10—Financial Highlights (continued)

	Class K
	Six months ended September 30, 2004		Year ended March 31,				November 30, 2000 (Date sales commenced) to March 31, 2001
			2004	2003	2002
Net asset value, beginning of period	$30.23		$21.27	$27.69	$28.67		$29.35
Income from investment operations:
Net investment income (loss)	0.07	(a)	0.12 (a)	0.15	(0.03	)(a)	(0.17)
Net gains (losses) on securities (both realized and unrealized)	(1.17)		8.93	(6.41)	0.90		(0.38)
Total from investment operations	(1.10)		9.05	(6.26)	0.87		(0.55)
Less distributions:
Dividends from net investment income	—		(0.09)	(0.12)	(0.25)		(0.13)
Distributions from net realized gains	—		—	(0.04)	(1.60)		—
Total distributions	—		(0.09)	(0.16)	(1.85)		(0.13)
Net asset value, end of period	$29.13		$30.23	$21.27	$27.69		$28.67
Total return(b)	(3.64)%		42.61%	(22.62)%	3.38%		(1.97)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$1,228		$1,621	$1,348	$1,033		$1
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.50	%(c)	1.51%	1.78%	1.63%		3.35	%(d)
Without fee waivers and/or expense reimbursements	1.51	%(c)	2.24%	2.13%	1.63%		3.35	%(d)
Ratio of net investment income (loss) to average net assets	0.48	%(c)	0.45%	0.18%	(0.12)%		(1.80)%
Portfolio turnover rate(e)	19%		57%	60%	81%		99%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)	Ratios are annualized and are based on average daily net assets of $1,558,631.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

F-14

NOTE 10—Financial Highlights (continued)

	Investor Class
	Six months ended September 30, 2004		Year ended March 31,				Five months ended March 31, 2000		Year ended October 31, 1999
			2004	2003	2002	2001
Net asset value, beginning of period	$30.96		$21.77	$28.22	$28.88	$27.13	$29.73		$28.45
Income from investment operations:
Net investment income (loss)	0.10	(a)	0.15 (a)	0.10	0.07	0.10	0.03		0.08
Net gains (losses) on securities (both realized and unrealized)	(1.19)		9.14	(6.42)	0.94	2.97	0.05		3.52
Total from investment operations	(1.09)		9.29	(6.32)	1.01	3.07	0.08		3.60
Less distributions:
Dividends from net investment income	—		(0.10)	(0.10)	(0.07)	(0.10)	(0.03)		(0.08)
Distributions from net realized gains	—		—	(0.03)	(1.60)	(1.22)	(2.65)		(2.24)
Total distributions	—		(0.10)	(0.13)	(1.67)	(1.32)	(2.68)		(2.32)
Net asset value, end of period	$29.87		$30.96	$21.77	$28.22	$28.88	$27.13		$29.73
Total return(b)	(3.52)%		42.73%	(22.39)%	3.82%	11.25%	0.60%		13.52%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$732,142		$846,933	$734,440	$1,234,230	$1,368,583	$1,133,350		$1,242,555
Ratio of expenses to average net assets	1.30	%(c)(d)	1.42%	1.40%	1.27%	1.25%	1.29	%(e)	1.26%
Ratio of net investment income to average net assets	0.69	%(c)	0.54%	0.38%	0.24%	0.36%	0.25	%(e)	0.25%
Portfolio turnover rate(f)	19%		57%	60%	81%	99%	38%		83%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and as such, the net asset value for financial reporting purposes and the returns based on those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $766,529,064.
(d)	After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.31% (annualized).
(e)	Annualized.
(f)	Not annualized for periods less than one year.

F-15

NOTE 11—Legal Proceedings

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, and A I M Distributors, Inc. (“ADI”), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), the Colorado Division of Securities (“CODS”) and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC (“AMVESCAP”), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities (“CODS”) with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

F-16

NOTE 11—Legal Proceedings (continued)

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG’s sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC’s settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM’s agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund’s financial statements in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. (“AIM Management”), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly

F-17

NOTE 11—Legal Proceedings (continued)

brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP’s 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

F-18

OTHER INFORMATION

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bruce L. Crockett, Chair

Bob R. Baker

Frank S. Bayley

James T. Bunch

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll

Mark H. Williamson

Robert H. Graham

President

Mark H. Williamson

Executive Vice President

Lisa O. Brinkley

Senior Vice President

and Chief Compliance Officer

Kevin M. Carome

Senior Vice President, Secretary,

and Chief Legal Officer

Sidney M. Dilgren

Vice President and Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

Counsel to the Fund

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund AIM Capital Development Fund AIM Charter Fund

AIM Constellation Fund

AIM Core Stock Fund[1]

AIM Dent Demographic Trends Fund AIM Diversified Dividend Fund

AIM Dynamics Fund[1] AIM Emerging Growth Fund AIM Large Cap Basic Value Fund AIM Large Cap Growth Fund AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund[2]

AIM Mid Cap Growth Fund

AIM Mid Cap Stock Fund[1]

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM S&P 500 Index Fund[1]

AIM Select Equity Fund AIM Small Cap Equity Fund[3] AIM Small Cap Growth Fund[4] AIM Small Company Growth Fund[1] AIM Total Return Fund*[1]

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund AIM Weingarten Fund

* Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund
AIM Developing Markets Fund AIM European Growth Fund AIM European Small Company Fund[5] AIM Global Aggressive Growth Fund AIM Global Equity Fund[6] AIM Global Growth Fund

AIM Global Value Fund
AIM International Core Equity Fund[1] AIM International Emerging Growth Fund[7] AIM International Growth Fund
AIM Trimark Fund

Sector Equity

AIM Advantage Health Sciences Fund[1]

AIM Energy Fund[1]

AIM Financial Services Fund[1]

AIM Global Health Care Fund

AIM Gold & Precious Metals Fund[1]

AIM Health Sciences Fund[1]

AIM Leisure Fund[1]

AIM Multi-Sector Fund[1]

AIM Real Estate Fund

AIM Technology Fund[1]

AIM Utilities Fund[1]

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

Premier U.S. Government Money Portfolio[1]

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

AIM Allocation Solutions

AIM Aggressive Allocation Fund

AIM Conservative Allocation Fund

AIM Moderate Allocation Fund

[1]	The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund.

[2]	As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor.

[3]	AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor.

[4]	AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor.

[5]	AIM European Small Company Fund will close to new investors when net assets reach $500 million.

[6]	Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund.

[7]	AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million.

If used after January 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

AIM Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $132 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $363 billion in assets under management. Data as of September 30, 2004.

Consider the investment objectives, risks, and charges and expenses carefully. For this and other information about AIM funds, obtain a prospectus from your financial advisor or AIMinvestments.com and read it thoroughly before investing.

AIMinvestments.com	I-FSE-SAR-1	A I M Distributors, Inc.

[Your goals. Our solutions.]

- Registered Trademark -

Mutual Funds	Retirement Products	Annuities	College Savings Plans	Separately Managed Accounts	Offshore Products	Alternative Investments	Cash Management

[AIM Investments Logo]

- Registered Trademark -

INVESCO Gold & Precious Metals Fund

Semiannual Report to Shareholders • September 30, 2004

[COVER IMAGE]

Effective October 15, 2004, after the close of the reporting period,

INVESCO Gold & Precious Metals Fund was renamed AIM Gold & Precious Metals Fund.

[Your goals. Our solutions.]

- Registered Trademark -

[AIM Investments Logo]

- Registered Trademark -

INVESCO GOLD & PRECIOUS METALS FUND seeks capital growth.

■	Unless otherwise stated, information presented in this report is as of 9/30/04 and is based on total net assets.

■	Effective 10/15/04, after the close of the reporting period, INVESCO Gold & Precious Metals Fund was renamed AIM Gold & Precious Metals Fund.

About share classes

■	Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

■	Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

Principal risks of investing in the fund

■	Investing in a single-sector or single-region mutual fund involves greater risk and potential reward than investing in a more diversified fund.

■	International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest 100% of its assets in the securities of non-U.S. issuers.

■	The securities of companies involved in exploring for, mining, processing or dealing and investing in gold, gold bullion and other precious metals as well as diamonds are highly dependent on the price of precious metals at any given time.

■	Fluctuations in the price of gold directly—and often dramatically—affect the profitability and market value of companies in this sector. Changes in political or economic climate for the two largest gold producers—South Africa and the former Soviet Union—may have a direct impact on the price of gold worldwide. Up to 10% of the fund’s assets at the time of purchase may be invested in gold bullion. The fund’s investments directly in gold bullion will earn no income return; appreciation in the market price of gold is the sole manner in which the fund can realize gains on bullion investments. The fund may have higher storage and custody costs in connection with its ownership of bullion than those associated with the purchase, holding and sale of more traditional types of investments.

■	Investing in small and mid-sized companies involves risks not associated with investing in more established companies, including business risk, significant stock price fluctuations and illiquidity.

■	By concentrating on a small number of holdings, the fund carries greater risk because each investment has a greater effect on the fund’s overall performance.

About indexes used in this report

■	The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500 —registered trademark— Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

■	The unmanaged Lipper Gold Fund Index represents an average of the 30 largest gold funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

■	The Philadelphia Gold & Silver Index is a capitalization-weighted index on the Philadelphia Stock Exchange that includes the leading companies involved in the mining of gold and silver.

■	The unmanaged Lehman U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). The unmanaged Lehman High Yield Index represents the performance of high-yield debt securities. The unmanaged Lehman Municipal Bond Index represents the performance of investment-grade municipal bonds. All are compiled by Lehman Brothers, a global investment bank.

■	The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

■	A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

■	The returns shown in the Management’s Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

■	Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission’s Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

Beginning with fiscal periods ending after 12/31/04, the fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Copies of the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102.

Continued on Page 5

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

Not FDIC Insured May lose value No bank guarantee

AIMinvestments.com

TO OUR SHAREHOLDERS

Dear Fellow Shareholder in The AIM Family of Funds —registered trademark— :

New Board Chairman

[GRAHAM PHOTO] Robert H. Graham	It is my pleasure to introduce you to Bruce Crockett, the new Chairman of the Board of Trustees of the AIM Funds. It has been my honor to have served as Chairman of the Board of Trustees of the AIM Funds ever since Ted Bauer retired from that position in 2000. However, as you may be aware, the U.S. Securities and Exchange Commission recently adopted a rule requiring that an independent fund trustee, meaning a trustee who is not an officer of the fund’s investment advisor, serve as chairman of the funds’ board. In addition, a similar provision was included in the terms of AIM Advisors’ recent settlements with certain regulators. Accordingly, the AIM Funds’ board recently elected Mr. Crockett, one of the 14 independent trustees on the AIM Funds’ board, as Chairman. His appointment became effective on October 4. I will remain on the funds’ board, as will Mark Williamson, President and Chief Executive Officer of AIM. I will also remain Chairman of A I M Management Group Inc.

[CROCKETT PHOTO]

Mr. Crockett has been a member of the AIM Funds’ board since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of the funds’ board in AIM’s history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

Bruce L. Crockett	Market conditions during the reporting period

Domestic equity markets were essentially flat during the six months covered by this report, with the S&P 500 Index producing a total return of -0.18%. Within that index, however, the energy sector performed quite well, up almost 20%, riding the wave of record high oil prices. In general, bonds were only marginally more attractive than stocks. The Lehman U.S. Aggregate Bond Index returned 0.68% during the same six months. Within the total bond market, the high yield sector and the municipal bond sector produced the best results, as measured by their respective Lehman indexes.

In periods of lackluster market performance like the one covered by this report, we encourage our shareholders to look past short-term performance and focus on their long-term investment goals. Whether markets rise, fall or go sideways, the one sure thing is their short-term unpredictability. However, historically, markets have risen over the long run, with the S&P 500 Index returning 13.13% per year on average over the past 25 years and the Lehman U.S. Aggregate Bond Index returning 9.39%.* While past performance cannot guarantee future results, we believe staying invested for the long term offers the best opportunity for capital growth.

Your fund

In the following pages you will find an explanation of how your fund was managed during the six-month reporting period and how it performed in comparison to various benchmarks. We hope you find this discussion informative. Current information about your fund and about the markets in general is always available on our Web site, AIMinvestments.com.

AIM remains committed, as ever, to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman
AIM Management Group Inc.
November 3, 2004

*	Average annual total return September 30, 1979, to September 30, 2004. Source: Lipper, Inc.

MANAGEMENT’ S DISCUSSION OF FUND PERFORMANCE

Fund and industry experienced difficult period

INVESCO Gold & Precious Metals Fund’s Investor Class shares returned -2.34% for the six months ended September 30, 2004. (Investor Class shares have no front-end or contingent deferred sales charges. Therefore, performance is at net asset value.) Results for the fund’s other share classes and for its benchmark indexes are shown in the table on page 3.

While it was a difficult six months for gold funds in general, the fund held up better than most comparable funds. Its peer group, as measured by the Lipper Gold Fund Index, returned -5.68%. The Philadelphia Gold & Silver Index, which approximates the types of holdings in which the fund invests, returned -2.86%. The fund’s broad market benchmark, the S&P 500 Index, outperformed the fund but was still in negative territory with a return of -0.18%.

We credit stock selection for the fund’s outperformance of its peers. During the second quarter of 2004, as the dollar strengthened, gold stocks declined from their 2003 highs. We saw many attractive values among out-of-favor stocks, and strategically reduced our cash position to purchase such holdings. Also beneficial was our position in gold bullion. It outperformed stocks during the second quarter, fulfilling its intended purpose of increasing stability.

Market conditions

The U.S. economy showed strength during the six-month reporting period covered by this report. The Department of Commerce reported that gross domestic product, the broadest measure of economic activity, expanded at an annualized rate of 3.3% in the second and 3.7% in the third quarter of 2004.

The U.S. Federal Reserve (the Fed), acting on evidence that economic conditions were generally improving and that inflation was increasing, raised the key federal funds target rate from 1.00% in June to 1.75% in September. Recent Fed Beige Books have discussed increasing manufacturing activity, improving retail sales and robust residential real estate activity. In its September Beige Book, the Fed reported that “economic activity continued to expand in late July and August,” though in some areas “the pace had slowed.”

The stock market, however, showed little change for the period—a decline of less than one percent in the S&P 500 Index—as generally positive economic news was balanced by geopolitical uncertainty, terrorism concerns, soaring oil prices and pre-election uncertainty. Within the S&P 500 Index, the energy, industrials and materials sectors produced the strongest returns, while information technology, consumer staples and health care were the worst-performing sectors. On the whole, value stocks outperformed growth stocks for the period.

After struggling in the second quarter of 2004, the gold market rebounded in the third, as the dollar declined against some other major currencies. A declining dollar typically benefits gold and gold-related companies; investors tend to move into hard assets when their cash assets lose value.

Your fund

We continued to employ bottom-up research to identify companies with good fundamentals, and whenever possible to purchase them when their prices were beaten down by external factors. We continued to seek out companies that are able to increase production at low cost, a factor that was rewarded in the market, as it can help drive future earnings growth. We also increased the fund’s exposure to producers of metals other than gold. We believed demand from high-tech firms for metals such as silver would increase as the world economy strengthened, and demand for copper would rise as China built infrastructure to support its growing economy.

Maintaining our long-term buy-and-hold philosophy, we held the fund’s industry weightings fairly steady during the period. Because many producers of gold and other precious metals are domiciled in other countries, especially Canada, a substantial proportion of the fund’s holdings continued to be foreign companies.

PORTFOLIO COMPOSITION BY INDUSTRY

[PIE CHART]
Diversified Metals & Mining	18.9%
Precious Metals & Minerals	18.9%
Gold Bullion	4.6%
Money Market Funds Plus Other Assets
Less Liabilities	1.1%
Gold	56.5%

TOP 10 EQUITY HOLDINGS*
1. Freeport-McMoRan Copper & Gold, Inc.–Class B	5.8%
2. Glamis Gold Ltd. (Canada)	5.6
3. Wheaton River Minerals Ltd. (Canada)	4.8
4. Barrick Gold Corp. (Canada)	4.6
5. Pan American Silver Corp. (Canada)	4.6
6. Gold Bullion	4.6
7. Compania de Minas Buenaventura S.A. u.–ADR (Peru)	4.3
8. Rio Tinto PLC (United Kingdom)	4.1
9. IAMGOLD Corp. (Canada)	4.1
10. Gold Fields Ltd.-ADR (South Africa)	4.1

TOP COUNTRIES
1. Canada	56.8%
2. United States	19.2
3. South Africa	12.7
4. United Kingdom	7.0
5. Peru	4.3

*	Excluding money market fund holdings.

The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

2

One of our largest holdings, Freeport-McMoran Copper & Gold, suffered a significant sell-off at the beginning of the reporting period. We took this opportunity to increase our position, as we felt that the stock’s weak short-term performance was caused more by the struggling gold market than by any company-specific reason. The firm is diversified among gold, silver and copper and meets many of the key characteristics we seek in a precious metals company: an increasing production profile, low-cost production, high returns on invested capital and limited hedges on production. (Hedgers contract to sell future mine production at a specified price—a strategy that is advantageous when prices decline, but problematic if they rise.) Our confidence was well rewarded as the firm’s stock rebounded vigorously later in the period.

Apollo Gold Corp. detracted from fund performance during this period due to short-term operational issues. However, it is actively engaged in exploration for new gold resources, and we retained a position in it because of its exploration potential.

IAMGOLD Corp. was one of the fund’s strongest contributors during the period. IAMGOLD and Gold Fields Ltd. (also a fund holding) announced an agreement under which IAMGOLD will acquire the assets of Gold Fields outside of the Southern African Development Community to form Gold Fields International Ltd. IAMGOLD shareholders will own approximately 30% of the new company. This transaction will make the new Gold Fields International Ltd. one of the world’s 10 largest gold producers.

In closing

The fund continued to pursue its strategy of investing in companies involved in exploring for, mining, processing or dealing in gold and other precious metals. As we evaluated gold’s situation at the close of the period, we observed a growing U.S. current account deficit, a weakening U.S. dollar and a growing trade deficit, but a strong enough U.S. economy to have spurred the Fed to raise interest rates to fend off inflation. Historically, gold prices have risen when the dollar weakened or inflation was anticipated. In response, we have positioned the fund to potentially benefit from these economic conditions.

The views and opinions expressed in Management’s Discussion of Fund Performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important fund and index disclosures inside front cover.

[SEGNER PHOTO]

John S. Segner

Mr. Segner, the lead portfolio manager of INVESCO Gold & Precious Metals Fund, has more than 20 years of experience in the energy and investment industries. Before joining INVESCO in 1997, he was managing director and principal with an investment management company that focused exclusively on publicly traded energy stocks. Mr. Segner holds a B.S. in civil engineering from the University of Alabama and an M.B.A. with a concentration in finance from The University of Texas at Austin.

FUND VS. INDEXES

Total returns, 3/31/04-9/30/04, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares	-2.10%
Class B Shares	-2.36
Class C Shares	-2.48
Investor Class Shares	-2.34
S&P 500 Index (Broad Market Index)	-0.18
Philadelphia Gold & Silver Index (Style-specific Index)	-2.86
Lipper Gold Fund Index (Peer Group Index)	-5.68

Source: Lipper, Inc.

TOTAL NET ASSETS	$137.1 million
TOTAL NUMBER OF HOLDINGS*	32

[RIGHT ARROW GRAPHIC]

For a presentation of your fund’s long-term performance record, please turn to page 5.

3

INFORMATION ABOUT YOUR FUND’S EXPENSES

Calculating your ongoing fund expenses

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 – September 30, 2004.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which IS not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (4/1/04)	Ending Account Value (9/30/04)[1]	Expenses Paid During Period [2,3]	Ending Account Value (9/30/04)	Expenses Paid During Period [2,4]
Class A	$1,000.00	$979.00	$9.57	$1,015.39	$9.75
Class B	1,000.00	976.40	12.78	1,012.13	13.01
Class C	1,000.00	975.20	12.77	1,012.13	13.01
Investor	1,000.00	976.60	9.07	1,015.89	9.25

[1]	The actual ending account value is based on the actual total return of the fund for the period April 1, 2004, to September 30, 2004, after actual expenses and will differ from the hypothetical ending account value, which is based on the fund’s expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004, to September 30, 2004, was -2.10%, -2.36%, -2.48% and -2.34% for Class A, B and C and Investor Class shares, respectively.

[2]	Expenses are equal to the fund’s annualized expense ratio (1.93%, 2.58%, 2.58% and 1.83% for Class A, B and C and Investor Class shares, respectively) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Effective on July 1, 2004, the fund adopted new agreements for transfer agency and administrative services with differing fees. The annualized expense ratios restated as if these changes had been in effect throughout the most recent fiscal half year are 1.86%, 2.51%, 2.51% and 1.76% for Class A, B and C and Investor Class shares, respectively.

[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $9.23, $12.44, $12.43 and $8.72 for Class A, B and C and Investor Class shares, respectively.

[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $9.40, $12.66, $12.66, and $8.90 for Class A, B and C and Investor Class shares, respectively.

[ARROW BUTTON IMAGE]	For More Information Visit AIMinvestments.com

4

LONG-TERM PERFORMANCE

Your fund’s long-term performance

Below you will find a presentation of your fund’s long-term performance record for periods ended 9/30/04, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS

As of 9/30/04, including applicable sales charges

Class A Shares
Inception (3/28/02)	20.46%
1 Year	13.23

Class B Shares
Inception (3/28/02)	22.21%
1 Year	14.40

Class C Shares
Inception (2/14/00)	20.52%
1 Year	18.05

Investor Class Shares
Inception (1/19/84)	-1.23%
10 Years	-0.97%
5 Years	13.68
1 Year	20.02

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the fund’s share classes will differ due to different sales charge structures and class expenses.

Continued from inside front cover

You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the fund are 811-3826 and 002-85905. The fund’s most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.

5

FINANCIALS

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Market Value
Foreign Stocks & Other Equity Interests–80.79%

Canada–56.81%
Aber Diamond Corp. (Precious Metals & Minerals)(a)	140,000	$4,834,628
Agnico-Eagle Mines Ltd. (Gold)(b)	300,000	4,284,000
Apollo Gold Corp. (Gold)(a)	1,200,000	979,864
Barrick Gold Corp. (Gold)(b)	300,000	6,312,000
Cambior Inc. (Gold)(a)(b)	1,700,000	5,236,000
Eldorado Gold Corp. (Gold)(a)	1,650,000	5,350,008
Gabriel Resources Ltd. (Gold)(a)	239,700	364,852
Glamis Gold Ltd. (Gold)(a)(b)	409,400	7,668,062
IAMGOLD Corp. (Gold)	700,000	5,615,982
Inco Ltd. (Diversified Metals & Mining)(a)(b)	120,000	4,686,000
Kinross Gold Corp. (Gold)(a)	550,000	3,736,721
Meridian Gold Inc. (Gold)(a)(b)	205,000	3,427,600
Pacific Rim Mining Corp. (Precious Metals & Minerals)(a)	1,254,900	895,362
Pan American Silver Corp. (Precious Metals & Minerals)(a)	370,000	6,301,100
Placer Dome Inc. (Gold)	255,000	5,069,400
Rio Narcea Gold Mines Ltd. (Gold)(a)	515,900	1,280,139
Southern Platinum Corp. (Precious Metals & Minerals)(a)(b)	1,025,000	1,682,060
SouthernEra Diamonds, Inc.–Class A (Precious Metals & Minerals)(a)	1,025,000	609,442
Teck Cominco Ltd.–Class B (Diversified Metals & Mining)(b)	140,000	3,019,978
Wheaton River Minerals Ltd. (Gold)(a)	2,076,100	6,534,103
		77,887,301

Peru–4.33%
Compania de Minas Buenaventura S.A.u.–ADR (Precious Metals & Minerals)	250,000	5,937,500

South Africa–12.65%
AngloGold Ashanti Ltd.–ADR (Gold)(b)	54,000	2,100,600
Gold Fields Ltd.–ADR (Gold)(b)	410,000	5,596,500
Harmony Gold Mining Co. Ltd.–ADR (Gold)(b)	354,000	4,821,480
Impala Platinum Holdings Ltd. (Precious Metals & Minerals)(c)	60,000	4,823,345
		17,341,925

United Kingdom–7.00%
Randgold Resources Ltd.–ADR (Gold)(a)(b)	400,000	3,948,000
Rio Tinto PLC (Diversified Metals & Mining)(c)	210,000	5,652,224
		9,600,224
Total Foreign Stocks & Other Equity Interests (Cost $87,499,465)		110,766,950

	Shares		Market Value
Domestic Common Stocks–13.53%

Diversified Metals & Mining–9.20%
Freeport-McMoRan Copper & Gold, Inc.–Class B(b)	197,800		$8,010,900
Phelps Dodge Corp.(b)	50,000		4,601,500
			12,612,400

Gold–3.75%
Newmont Mining Corp.(b)	113,000		5,144,890

Precious Metals & Minerals–0.58%
Solitario Resources Corp.(a)(b)	631,000		800,380
Total Domestic Common Stocks (Cost $13,346,569)			18,557,670
Gold Bullion–4.57%
Gold Bullion (Cost $4,266,032)	14,974	(d)	6,264,373
Money Market Funds–1.04%
INVESCO Treasurer’s Money Market Reserve Fund (Cost $1,431,344)(e)	1,431,344		1,431,344
TOTAL INVESTMENTS–99.93% (excluding investments purchased with cash collateral from securities loaned) (Cost $106,543,410)			137,020,337
Investments Purchased With Cash Collateral From Securities Loaned

Money Market Funds–20.87%
INVESCO Treasurer’s Money Market Reserve Fund(e)(f)	28,619,813		28,619,813
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $28,619,813)			28,619,813
TOTAL INVESTMENTS–120.80% (Cost $135,163,223)			165,640,150
OTHER ASSETS LESS LIABILITIES–(20.80%)			(28,526,178)
NET ASSETS–100.00%			$137,113,972

F-1

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.
(c)	In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market price. The aggregate market value of these securities at September 30, 2004 was $10,475,569, which represented 6.32% of the Fund’s Total Investments. See Note 1A.
(d)	Represent troy ounces.
(e)	The money market fund and the Fund are affiliated by having the same investment advisor. Effective October 15, 2004, the INVESCO Treasurer’s Money Market Reserve Fund was renamed Premier Portfolio. See Note 3.
(f)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

F-2

Statement of Assets and Liabilities

September 30, 2004

(Unaudited)

Assets:
Investments, at market value (cost $105,112,066)*	$135,588,993
Investments in affiliated money market funds (cost $30,051,157)	30,051,157
Total investments (cost $135,163,223)	165,640,150
Cash	1,108,226
Receivables for:
Fund shares sold	552,365
Dividends	2,223
Investment for trustee deferred compensation and retirement plans	22,616
Total assets	167,325,580

Liabilities:
Payables for:
Investments purchased	1,108,238
Fund shares reacquired	203,447
Dividends	693
Trustee deferred compensation and retirement plans	28,589
Collateral upon return of securities loaned	28,619,813
Accrued distribution fees	32,352
Accrued trustees’ fees	375
Accrued transfer agent fees	115,963
Accrued operating expenses	102,138
Total liabilities	30,211,608
Net assets applicable to shares outstanding	$137,113,972

Net assets consist of:
Shares of beneficial interest	$259,622,940
Undistributed net investment income (loss)	(4,760,052)
Undistributed net realized gain (loss) from investment securities and foreign currencies	(148,225,843)
Unrealized appreciation of investment securities and foreign currencies	30,476,927
$137,113,972

Net Assets:
Class A	$8,872,901
Class B	$7,958,870
Class C	$6,216,691
Investor Class	$114,065,510

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	2,378,742
Class B	2,135,596
Class C	1,578,181
Investor Class	30,384,169
Class A :
Net asset value per share	$3.73
Offering price per share:
(Net asset value of $3.73 ÷ 94.50%)	$3.95
Class B :
Net asset value and offering price per share	$3.73
Class C :
Net asset value and offering price per share	$3.94
Investor Class:
Net asset value and offering price per share	$3.75
*	At September 30, 2004, securities with an aggregate market value of $28,789,829 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

F-3

Statement of Operations

For the six months ended September 30, 2004

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $19,027)	$437,218
Dividends from affiliated money market funds*	77,225
Total investment income	514,443

Expenses:
Advisory fees	456,035
Administrative services fees	28,701
Custodian fees	39,321
Distribution fees:
Class A	11,894
Class B	32,843
Class C	22,785
Investor Class	129,609
Transfer agent fees	292,762
Trustees’ fees and retirement benefits	6,726
Professional fees	72,616
Other	73,254
Total expenses	1,166,546
Less: Fees waived, expenses reimbursed and expense offset arrangements	(10,744)
Net expenses	1,155,802
Net investment income (loss)	(641,359)

Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain (loss) from:
Investment securities	12,614,836
Foreign currencies	(69,982)
12,544,854
Change in net unrealized appreciation (depreciation) of:
Investment securities	(15,945,821)
Foreign currencies	(839)
(15,946,660)
Net gain (loss) from investment securities and foreign currencies	(3,401,806)
Net increase (decrease) in net assets resulting from operations	$(4,043,165)

*	Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

F-4

Statement of Changes in Net Assets

For the six months ended September 30, 2004 and the year ended March 31, 2004

(Unaudited)

	September 30, 2004	March 31, 2004

Operations:
Net investment income (loss)	$(641,359)	$(1,482,530)
Net realized gain from investment securities and foreign currencies	12,544,854	33,866,103
Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies	(15,946,660)	31,004,625
Net increase (decrease) in net assets resulting from operations	(4,043,165)	63,388,198
Distributions to shareholders from net investment income:
Class A	—	(275,645)
Class B	—	(186,558)
Class C	—	(117,790)
Investor Class	—	(4,879,235)
Decrease in net assets resulting from distributions	—	(5,459,228)
Share transactions–net:
Class A	244,626	5,196,934
Class B	956,037	3,070,280
Class C	1,100,953	1,162,774
Investor Class	(7,291,890)	(25,887,997)
Net increase (decrease) in net assets resulting from share transactions	(4,990,274)	(16,458,009)
Net increase (decrease) in net assets	(9,033,439)	41,470,961

Net assets:
Beginning of period	146,147,411	104,676,450
End of period (including undistributed net investment income (loss) of $(4,760,052) and $(4,118,693), respectively)	$137,113,972	$146,147,411

See accompanying notes which are an integral part of the financial statements.

F-5

Notes to Financial Statements

September 30, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO Gold & Precious Metals Fund (the “Fund”) is a series portfolio of AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective October 15, 2004, the Fund was renamed AIM Gold & Precious Metals Fund.

The Fund’s investment objective is to seek capital growth. Companies are listed in the Schedule of Investments based on the country in which they are organized.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fun d in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Gold bullion is valued at the close of the New York Stock Exchange and its valuation is obtained by a pricing service approved by the Fund’s Board of Trustees.

F-6

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
G.	Foreign Currency Contracts – A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund’s average net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
From $350 million to $700 million	0.65%
From $700 million to $2 billion	0.55%
From $2 billion to $4 billion	0.45%
From $4 billion to $6 billion	0.40%
From $6 billion to $8 billion	0.375%
Over $8 billion	0.35%

Effective November 25, 2003, AIM entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. (“INVESCO”) whereby AIM paid INVESCO 40% of the fee paid by the Fund to AIM. Effective September 30, 2004, the sub-advisory agreement between AIM and INVESCO was terminated.

AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Investor Class shares to 2.00%, 2.65%, 2.65% and 1.90% of average daily net assets, respectively through March 31, 2005. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), or items designated as such by the Fund’s Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund’s board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund

F-7

receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended September 30, 2004, AIM waived fees of $1,799.

For the six months ended September 30, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC (“AMVESCAP”) has assumed $8,089 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2004, AIM was paid $28,701 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”) a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended September 30, 2004, the Fund paid AISI $277,797. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended September 30, 2004, the Class A, Class B, Class C and Investor Class shares paid AIM Distributors $11,894, $32,843, $22,785 and $129,609, respectively.

Front-end sales commissions and contingent deferred sales charges (“CDSC”) (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2004, AIM Distributors advised the Fund that it retained $6,872 in front-end sales commissions from the sale of Class A shares and $0, $2,619 and $1,137 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months period ended September 30, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 03/31/04	Purchase at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/04	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$1,440,206	$21,333,356	$(21,342,218)	$—	$1,431,344	$11,701	$—

Investments of Cash Collateral from Securities Lending Transactions:
Fund	Market Value 03/31/04	Purchase at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/04	Dividend Income*	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$23,186,632	$130,351,767	$(124,918,586)	$—	$28,619,813	$65,524	$—
Total	$24,626,838	$151,685,123	$(146,260,804)	$—	$30,051,157	$77,225	$—
*	Dividend income is net of income rebate paid to security lending counterparties.

F-8

NOTE 4—Expense Offset Arrangements

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2004, the Fund received credits in transfer agency fees of $340 and credits in custodian fees of $516 under expense offset arrangements, which resulted in a reduction of the Fund’s total expenses of $856.

NOTE 5—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2004, the Fund paid legal fees of $1,339 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund’s aggregate borrowings from all sources exceeds 10% of the Fund’s total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company (“SSB”). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan.

During the six months ended September 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

At September 30, 2004, securities with an aggregate value of $28,789,829 were on loan to brokers. The loans were secured by cash collateral of $28,619,813 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $65,524 for securities lending transactions.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

F-9

The Fund has a capital loss carryforward as of March 31, 2004 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2005	$26,473,779
March 31, 2006	64,536,948
March 31, 2007	30,924,521
March 31, 2009	37,453,344
March 31, 2010	1,092,909
Total capital loss carryforward	$160,481,501
*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2004 was $26,913,553 and $32,705,645, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$30,476,927
Aggregate unrealized (depreciation) of investment securities	(5,045,647)
Net unrealized appreciation of investment securities	$25,431,280

Cost of investments for tax purposes is $140,208,870.

NOTE 10—Share Information

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and the Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

Changes in Shares Outstanding(a)
	Six months ended		Year ended
	September 30, 2004		March 31, 2004
	Shares	Amount	Shares	Amount
Sold:
Class A	1,314,546	$4,463,701	4,367,454	$14,190,104
Class B	862,546	2,823,498	1,695,415	5,884,727
Class C	612,764	2,222,794	3,460,076	11,274,482
Investor Class	3,200,269	10,716,870	41,101,369	125,772,587
Issued as reinvestment of dividends:
Class A	—	—	55,772	209,700
Class B	—	—	48,308	182,118
Class C	—	—	28,837	115,049
Investor Class	—	—	1,247,840	4,716,834
Automatic conversion of Class B shares to Class A shares:
Class A	23,927	79,467	19,727	74,538
Class B	(23,927)	(79,467)	(19,691)	(74,538)
Reacquired:
Class A	(1,278,857)	(4,298,542)	(2,757,263)	(9,277,408)
Class B	(545,201)	(1,787,994)	(850,768)	(2,922,027)
Class C	(323,767)	(1,121,841)	(3,176,408)	(10,226,757)
Investor Class	(5,411,907)	(18,008,760)	(50,814,398)	(156,377,418)
	(1,569,607)	$(4,990,274)	(5,593,730)	$(16,458,009)
(a)	There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 18% of the outstanding shares of the Fund. The Fund’s principle underwriter may have an agreement with the entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

F-10

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30, 2004		Year ended March 31,
			2004	2003
Net asset value, beginning of period	$3.81		$2.39	$2.29
Income from investment operations:
Net investment income (loss)	(0.02	)(a)	(0.01)	(0.02	)(a)
Net gains (losses) on securities (both realized and unrealized)	(0.06)		1.56	0.12
Total from investment operations	(0.08)		1.55	0.10
Less dividends from net investment income	—		(0.13)	—
Net asset value, end of period	$3.73		$3.81	$2.39
Total return(b)	(2.10)%		65.02%	4.37%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$8,873		$8,844	$1,514
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.93	%(c)	2.13%	2.09%
Without fee waivers and/or expense reimbursements	1.95	%(c)	2.13%	2.11%
Ratio of net investment income (loss) to average net assets	(1.08	)%(c)	(1.29)%	(1.09)%
Portfolio turnover rate(d)	22%		48%	84%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $6,778,068.
(d)	Not annualized for periods less than one year.

F-11

NOTE 11—Financial Highlights (continued)

	Class B
	Six months ended September 30, 2004		Year ended March 31,
			2004	2003
Net asset value, beginning of period	$3.82		$2.39	$2.29
Income from investment operations:
Net investment income (loss)	(0.03	)(a)	(0.01)	(0.02	)(a)
Net gains (losses) on securities (both realized and unrealized)	(0.06)		1.57	0.12
Total from investment operations	(0.09)		1.56	0.10
Less dividends from net investment income	—		(0.13)	—
Net asset value, end of period	$3.73		$3.82	$2.39
Total return(b)	(2.36)%		65.26%	4.37%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$7,959		$7,042	$2,315
Ratio of expenses to average net assets	2.58	%(c)(d)	2.28%	2.18%
Ratio of net investment income (loss) to average net assets	(1.73	)%(c)	(1.44)%	(1.12)%
Portfolio turnover rate(e)	22%		48%	84%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $6,550,554.
(d)	After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.60% (annualized).
(e)	Not annualized for periods less than one year.

F-12

NOTE 11—Financial Highlights (continued)

	Class C
	Six months ended September 30, 2004		Year ended March 31,					February 14, 2000 (Date sales commenced) to March 31, 2000
			2004	2003	2002	2001
Net asset value, beginning of period	$4.04		$2.52	$2.42	$1.53	$1.60		$1.75
Income from investment operations:
Net investment income (loss)	(0.03	)(a)	(0.04)	(0.00)	(0.07)	(0.01	)(a)	(0.00)
Net gains (losses) on securities (both realized and unrealized)	(0.07)		1.67	0.10	0.96	(0.02)		(0.15)
Total from investment operations	(0.10)		1.63	0.10	0.89	(0.03)		(0.15)
Less dividends from net investment income	—		(0.11)	—	—	(0.04)		—
Net asset value, end of period	$3.94		$4.04	$2.52	$2.42	$1.53		$1.60
Total return(b)	(2.48)%		64.70%	4.13%	58.17%	(1.95)%		(8.57)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$6,217		$5,208	$2,459	$515	$57		$1
Ratio of expenses to average net assets	2.58	%(c)(d)	2.69%	2.65%	3.33%	3.38%		3.54	%(e)
Ratio of net investment income (loss) to average net assets	(1.73	)%(c)	(1.85)%	(1.60)%	(1.67)%	(1.41)%		(0.82	)%(e)
Portfolio turnover rate(f)	22%		48%	84%	46%	90%		37%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $4,544,576.
(d)	After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 2.60% (annualized).
(e)	Annualized.
(f)	Not annualized for periods less than one year.

F-13

NOTE 11—Financial Highlights (continued)

	Investor Class
	Six months ended September 30, 2004		Year ended March 31,						Five months ended March 31, 2000		Year ended October 31, 1999
			2004	2003		2002	2001
Net asset value, beginning of period	$3.84		$2.40	$2.29		$1.43	$1.60		$1.83		$1.90
Income from investment operations:
Net investment income (loss)	(0.02	)(a)	(0.05)	(0.02	)(a)	(0.01)	(0.01	)(a)	(0.01)		(0.03	)(a)
Net gains (losses) on securities (both realized and unrealized)	(0.07)		1.63	0.13		0.87	(0.12)		(0.22)		(0.04)
Total from investment operations	(0.09)		1.58	0.11		0.86	(0.13)		(0.23)		(0.07)
Less dividends from net investment income	—		(0.14)	—		—	(0.04)		—		—
Net asset value, end of period	$3.75		$3.84	$2.40		$2.29	$1.43		$1.60		$1.83
Total return(b)	(2.34)%		65.92%	4.80%		60.14%	(8.38)%		(12.58)%		(3.68)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$114,066		$125,053	$98,388		$104,831	$64,429		$81,470		$99,753
Ratio of expenses to average net assets	1.83	%(c)(d)	1.93%	1.88%		2.10%	2.34%		2.08	%(e)	2.20%
Ratio of net investment income (loss) to average net assets	(0.98	)%(c)	(1.09)%	(0.79)%		(0.80)%	(0.99)%		(0.76	)%(e)	(1.60)%
Portfolio turnover rate(f)	22%		48%	84%		46%	90%		37%		141%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $103,403,890.
(d)	After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.85%.
(e)	Annualized.
(f)	Not annualized for periods less than one year.

F-14

NOTE 12—Legal Proceedings

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, and A I M Distributors, Inc. (“ADI”), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), the Colorado Division of Securities (“CODS”) and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC (“AMVESCAP”), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities (“CODS”) with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

F-15

NOTE 12—Legal Proceedings (continued)

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG’s sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC’s settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM’s agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund’s financial statements in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. (“AIM Management”), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly

F-16

NOTE 12—Legal Proceedings (continued)

brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP’s 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

F-17

OTHER INFORMATION

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bruce L. Crockett, Chair

Bob R. Baker

Frank S. Bayley

James T. Bunch

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll

Mark H. Williamson

Robert H. Graham

President

Mark H. Williamson

Executive Vice President

Lisa O. Brinkley

Senior Vice President

and Chief Compliance Officer

Kevin M. Carome

Senior Vice President, Secretary,

and Chief Legal Officer

Sidney M. Dilgren

Vice President and Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

Counsel to the Fund

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Core Stock Fund1

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund

AIM Dynamics Fund1

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund2

AIM Mid Cap Growth Fund

AIM Mid Cap Stock Fund1

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM S&P 500 Index Fund1

AIM Select Equity Fund

AIM Small Cap Equity Fund3

AIM Small Cap Growth Fund4

AIM Small Company Growth Fund1

AIM Total Return Fund*1

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

AIM Weingarten Fund

*	Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund5

AIM Global Aggressive Growth Fund

AIM Global Equity Fund6

AIM Global Growth Fund

AIM Global Value Fund

AIM International Core Equity Fund1

AIM International Emerging Growth Fund7

AIM International Growth Fund

AIM Trimark Fund

Sector Equity

AIM Advantage Health Sciences Fund1

AIM Energy Fund1

AIM Financial Services Fund1

AIM Global Health Care Fund

AIM Gold & Precious Metals Fund1

AIM Health Sciences Fund1

AIM Leisure Fund1

AIM Multi-Sector Fund1

AIM Real Estate Fund

AIM Technology Fund1

AIM Utilities Fund1

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

Premier U.S. Government Money Portfolio1

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

AIM Allocation Solutions

AIM Aggressive Allocation Fund

AIM Conservative Allocation Fund

AIM Moderate Allocation Fund

[1]	The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund.

[2]	As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor.

[3]	AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor.

[4]	AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor.

[5]	AIM European Small Company Fund will close to new investors when net assets reach $500 million.

[6]	Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund.

[7]	AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million.

If used after January 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

AIM Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $132 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $363 billion in assets under management. Data as of September 30, 2004.

Consider the investment objectives, risks, and charges and expenses carefully. For this and other information about AIM funds, obtain a prospectus from your financial advisor or AIMinvestments.com and read it thoroughly before investing.

AIMinvestments.com	I-GPM-SAR-1	AIM Distributors, Inc.

[Your goals. Our solutions.]

- Registered Trademark -

Mutual Funds	Retirement Products	Annuities	College Savings Plans	Separately Managed Accounts	Offshore Products	Alternative Investments	Cash Management

[AIM Investments Logo]

- Registered Trademark -

INVESCO Health Sciences Fund

Semiannual Report to Shareholders • September 30, 2004

[COVER IMAGE]

Effective October 15, 2004, after the close of the reporting period,

INVESCO Health Sciences Fund was renamed AIM Health Sciences Fund.

[Your goals. Our solutions.]

- Registered Trademark -

[AIM Investments Logo]

- registered trademark -

INVESCO HEALTH SCIENCES FUND seeks capital growth.

■	Unless otherwise stated, information presented in this report is as of 9/30/04 and is based on total net assets.

■	Effective 10/15/04, after the close of the reporting period, INVESCO Health Sciences Fund was renamed AIM Health Sciences Fund.

About share classes

■	Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

■	Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

■	Class K shares are available only to certain retirement plans. Please see the prospectus for more information.

Principal risks of investing in the fund

■	Investing in mid-sized companies involves greater risks not associated with investing in more established companies.

■	International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

■	Investing in a single-sector or single-region mutual fund involves greater risk and potential reward than investing in a more diversified fund.

■	Portfolio turnover is greater than that of most funds, which may affect performance.

About indexes used in this report

■	The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500 —registered trademark— Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

■	The Goldman Sachs Health Care Index is a modified capitalization-weighted index designed as a benchmark for U.S. traded securities in the healthcare sector. The index includes companies in the following categories: providers of healthcare related services, researchers, manufacturers, and distributors of pharmaceuticals, drugs and related sciences, and medical supplies, instruments and products.

■	The unmanaged Lipper Health/Biotech Fund Index represents an average of the 30 largest health and biotechnology funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

■	The unmanaged Lehman U.S. Aggregate Bond Index represents the U.S. investmentgrade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and assetbacked securities). The unmanaged Lehman High Yield Index represents the performance of high-yield debt securities. The unmanaged Lehman Municipal Bond Index represents the performance of investment-grade municipal bonds. All are compiled by Lehman Brothers, a global investment bank.

■	The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

■	A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

■	Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

■	The returns shown in the Management’s Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission’s Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

Beginning with fiscal periods ending after 12/31/04, the fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Copies of the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the fund are 811-3826 and 002-85905. The fund’s most recent portfolio holdings, as filed on Form N-Q, are also available at aiminvestments.com.

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

Not FDIC Insured May lose value No bank guarantee

AIMinvestments.com

TO  OUR  SHAREHOLDERS

Dear Fellow Shareholder in The AIM Family of Funds —registered trademark— :

New Board Chairman

[GRAHAM PHOTO] Robert H. Graham	It is my pleasure to introduce you to Bruce Crockett, the new Chairman of the Board of Trustees of the AIM Funds. It has been my honor to have served as Chairman of the Board of Trustees of the AIM Funds ever since Ted Bauer retired from that position in 2000. However, as you may be aware, the U.S. Securities and Exchange Commission recently adopted a rule requiring that an independent fund trustee, meaning a trustee who is not an officer of the fund’s investment advisor, serve as chairman of the funds’ board. In addition, a similar provision was included in the terms of AIM Advisors’ recent settlements with certain regulators. Accordingly, the AIM Funds’ board recently elected Mr. Crockett, one of the 14 independent trustees on the AIM Funds’ board, as Chairman. His appointment became effective on October 4. I will remain on the funds’ board, as will Mark Williamson, President and Chief Executive Officer of AIM. I will also remain Chairman of A I M Management Group Inc.

[CROCKETT PHOTO] Bruce L. Crockett

Mr. Crockett has been a member of the AIM Funds’ board since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of the funds’ board in AIM’s history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

Market conditions during the reporting period

Domestic equity markets were essentially flat during the six months covered by this report, with the S&P 500 Index producing a total return of -0.18%. Within that index, however, the energy sector performed quite well, up almost 20%, riding the wave of record high oil prices. In general, bonds were only marginally more attractive than stocks. The Lehman U.S. Aggregate Bond Index returned 0.68% during the same six months. Within the total bond market, the high yield sector and the municipal bond sector produced the best results, as measured by their respective Lehman indexes.

In periods of lackluster market performance like the one covered by this report, we encourage our shareholders to look past short-term performance and focus on their long-term investment goals. Whether markets rise, fall or go sideways, the one sure thing is their short-term unpredictability. However, historically, markets have risen over the long run, with the S&P 500 Index returning 13.13% per year on average over the past 25 years and the Lehman U.S. Aggregate Bond Index returning 9.39%.* While past performance cannot guarantee future results, we believe staying invested for the long term offers the best opportunity for capital growth.

Your fund

In the following pages you will find an explanation of how your fund was managed during the six-month reporting period and how it performed in comparison to various benchmarks. We hope you find this discussion informative. Current information about your fund and about the markets in general is always available on our Web site, AIMinvestments.com.

AIM remains committed, as ever, to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman
A I M Management Group Inc.
November 3, 2004

*	Average annual total return September 30, 1979, to September 30, 2004. Source: Lipper, Inc.

MANAGEMENT’S  DISCUSSION  OF  FUND  PERFORMANCE

Fund focused on stocks of firms with strong earnings potential

For the six months ended September 30, 2004, INVESCO Health Sciences Fund, Investor Class Shares, returned -4.93%. (Investor Class shares have no front-end or contingent deferred sales charges. Therefore, performance is at net asset value.) For the performance of other share classes, please see the table on the next page. The fund underperformed the S&P 500 Index, the Goldman Sachs Health Care Index and the Lipper Health/Biotech Fund Index, which returned -0.18%, -2.14% and -2.50%, respectively, over the same period.

The fund underperformed its indexes because of its significant weighting in pharmaceutical stocks, which generally posted negative returns over the reporting period. We observed that large pharmaceutical companies in particular came under investor scrutiny because of concerns about drug patent expiration and generic drug competition.

Market conditions

The S&P 500 Index declined over the sixmonth reporting period ending September 30, 2004, amid a backdrop of rising oil prices, terrorist activities in Iraq, uncertainty about the fall presidential election and interest rate increases. Between June and September, the Federal Reserve (the Fed) raised the target federal funds rate incrementally from 1.0% to 1.75% to keep inflation subdued. The initial move in June marked the first time the Fed had raised interest rates in four years. Between 2001 and 2003, the Fed had cut interest rates to their lowest level in 46 years to stimulate economic growth.

Although the S&P 500 Index struggled, economic indicators were generally favorable during the reporting period. The nation’s gross domestic product, the broadest indicator of economic activity, expanded at an annualized rate of 3.7% in the third quarter and 3.3% in the second quarter of 2004. The economy began creating jobs, and by the end of the reporting period, the nation’s unemployment rate was 5.4%, down from 6.3% in June of 2003. Moreover, corporate earnings were generally strong, with most S&P 500 companies either meeting or beating analysts’ estimates.

For the six months ended September 30, 2004, health care was one of the weakestperforming segments of the S&P 500 Index, posting a return of -2.83%. Only the consumer staples and information technology sectors recorded weaker returns. The best-performing sectors of the index were energy, industrials and materials.

Historically, health care has tended to perform well in a rising interest-rate environment, as demand for medical products and services is largely unaffected by such a trend. However, we observed that investor concerns about the fundamentals of health care companies, particularly large pharmaceutical firms, adversely affected the performance of the sector.

Within health care, the best-performing sub-sectors were health care equipment and supplies and biotechnology, which returned 5.17% and 1.92%, respectively, over the reporting period. The weakest-performing sub-sectors were health care providers and services and pharmaceuticals, which returned -3.87% and -5.74%, respectively, over the same period.

We believe innovations such as drug-coated stents and implantable cardiac pacemakers had a positive impact on health care equipment stocks while concerns about a proposal to re-import less expensive prescription drugs from Canada adversely affected pharmaceutical stocks.

Your fund

Our focus continued to be on the stocks of health care companies we believe have the potential to experience strong earnings and cash flow growth. During the reporting period, we increased the fund’s positions in the stocks of large-cap pharmaceutical companies, such as Abbott Laboratories and Bristol-Myers

PORTFOLIO COMPOSITION
[PIE CHART]
Managed Health Care	9.7%
Money Market and other assets
less liabilities	8.2%
Biotechnology	6.2%
Household Products	4.5%
Drug Retail	2.7%
Health Care Services	2.2%
Health Care Supplies	1.2%
Pharmaceuticals	40.8%
Health Care Equipment	24.5%

TOP 10 EQUITY HOLDINGS*
1. Johnson & Johnson	4.9%
2. Novartis A.G.-ADR (Switzerland)	4.5
3. Procter & Gamble Co. (The)	4.5
4. Abbott Laboratories	4.2
5. Pfizer Inc.	4.2
6. Shering-Plough Corp.	3.5
7. Guidant Corp.	3.5
8. GlaxoSmithKline PLC-ADR (United Kingdom)	3.4
9. St. Jude Medical, Inc.	3.4
10. Boston Scientific Corp.	3.3

TOP COUNTRIES*
1. U.S.A.	75.3%
2. Switzerland	7.0
3. United Kingdom	4.8
4. Israel	1.8
5. Japan	1.5
6. France	1.3

*	Excluding money market fund holdings.

The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

2

Squibb, as we found their fundamentals to be generally sound. We also believed that their valuations and dividend yields were attractive. We also initiated a position in Baxter International, a medical supply company. The company has had a change in management and has introduced cost-cutting measures. We believed that its stock was favorably priced. We also reduced the fund’s exposure to Japanese drug stocks as we were concerned that the U.S. dollar might appreciate against other major currencies and adversely affect returns on these holdings.

Stocks that contributed to fund performance were UnitedHealth Group, a managed health care company, and Alcon, which sells eye-care products worldwide. Toward the end of the reporting period, UnitedHealth Group completed a merger, which the company said would increase its earnings. The firm also formed a strategic business alliance to improve service to its self-insured customers. Alcon, which is based in Switzerland, reported record sales for the second quarter of 2004, as its glaucoma products, especially Travatan, gained market share in the United States and other key countries.

Detracting from performance were Merck, one of the world’s largest pharmaceutical companies, and Boston Scientific, a manufacturer of medical devices used in surgical procedures. Toward the end of the reporting period, Merck announced that it was withdrawing VIOXX—registered trademark—, a popular arthritis painkiller, from the market because of concerns that it could increase the risk of heart attack and stroke. Boston Scientific on the other hand was subject to a mandatory recall of thousands of its drugcoated coronary stents because of a potentially life-threatening design flaw. The recall will result in the loss of millions of dollars in sales for the company.

In closing

Throughout the reporting period, we remained committed to the fund’s investment objective of seeking capital growth by investing at least 80% of its net assets in companies that develop, produce or distribute products or services related to health sciences.

The views and opinions expressed in Management’s Discussion of Fund Performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important fund and index disclosures inside front cover.

FUND VS. INDEXES

Total returns, 3/31/04-9/30/04, excluding applicable sales charges.If sales charges were included, returns would be lower.
Class A Shares	-4.95%
Class B Shares	-5.27
Class C Shares	-5.25
Class K Shares	-5.06
Investor Class Shares	-4.93
S&P 500 Index	-0.18
Goldman Sachs Health Care Index
(Style-Specific Index)	-2.14
Lipper Health/Biotech Fund Index
(Peer Group Index)	-2.50

Source: Lipper, Inc.

TOTAL NET ASSETS	$925.7 million
TOTAL NUMBER OF HOLDINGS*	40

[WALD PHOTO]

Thomas Wald

Mr. Wald, portfolio manager and Chartered Financial Analyst, began his investment career in 1988 and joined INVESCO in 1997. He holds a master’s degree in business administration from The Wharton School at the University of Pennsylvania. He received his bachelor’s degree from Tulane University.

Effective October 1, 2004, after the close of the reporting period, Kirk L. Anderson, Brian A. Unterhalter and Michael Yellen became the new portfolio managers of INVESCO Health Sciences Fund.

[RIGHT ARROW GRAPHIC]

For a presentation of your fund’s long-term performance record, please turn to page 5.

3

INFORMATION  ABOUT  YOUR  FUND’S  EXPENSES

Calculating your ongoing fund expenses

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004-September 30, 2004.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (4/1/04)	Ending Account Value (9/30/04)[1]	Expenses Paid During Period[2,3]	Ending Account Value (9/30/04)	Expenses Paid During Period[2,4]
Class A	$1,000.00	$950.50	$6.85	$1,018.05	$7.08
Class B	1,000.00	947.30	10.01	1,014.79	10.35
Class C	1,000.00	947.50	10.01	1,014.79	10.35
Class K	1,000.00	949.40	7.67	1,017.20	7.94
Investor	1,000.00	950.70	6.70	1,018.20	6.93

[1]	The actual ending account value is based on the actual total return of the fund for the period April 1, 2004 to September 30, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the fund’s expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004 to September 30, 2004 was -4.95%, 5.27%, -5.25%, -5.06% and -4.93% for Class A, B, C, K and Investor Class shares, respectively.

[2]	Expenses are equal to the fund’s annualized expense ratio (1.40%, 2.05%, 2.05%, 1.57% and 1.37% for Class A, B, C, K and Investor Class shares, respectively) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Effective on April 1, 2004 the Board of Trustees approved a revised expense allocation methodology and effective on July 1, 2004, the fund adopted new agreements for transfer agency and administrative services with differing fees. The annualized expense ratios restated as if these changes had been in effect throughout the most recent fiscal half year are 1.51% and 1.31% for Class K and Investor Class shares, respectively.

[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $7.38, and $6.41 for Class K and Investor Class shares, respectively.

[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $7.64 and $6.63 for Class K and Investor Class shares, respectively.

[ARROW BUTTON IMAGE]	For More Information Visit AIMinvestments.com

4

LONG-TERM PERFORMANCE

Your fund’s long-term performance

Below you will find a presentation of your fund’s long-term performance record for periods ended 9/30/04, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS

As of 9/30/04,including applicable sales charges

Class A Shares
Inception (3/28/02)	-2.30%
1 Year	3.17

Class B Shares
Inception (3/28/02)	-1.90%
1 Year	3.45

Class C Shares
Inception (2/14/00)	-3.53%
1 Year	7.10

Class K Shares
Inception (11/30/00)	-4.86%
1 Year	8.57

Investor Class Shares
10 Years	11.84%
5 Years	2.31
1 Year	9.16

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class K shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.70% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value. The performance of the fund’s share classes will differ due to different sales charge structures and class expenses.

Had the advisor not waived fees and/or reimbursed expenses, performance of Class A, B and C shares would have been lower.

5

FINANCIALS

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Market Value
Domestic Stocks–75.30%

Biotechnology–6.21%
Amgen Inc.(a)	361,500	$20,489,820
Athersys, Inc.–Pfd., Class F, Conv. (Acquired 04/17/00; Cost $5,000,000)(a)(b)(c)	416,667	1,720,833
Biogen Idec Inc.(a)	387,700	23,715,609
Genzyme Corp.(a)	212,800	11,578,449
Ingenex, Inc.–Pfd., Series B (Acquired 09/27/94; Cost $600,000)(a)(b)(c)	103,055	0
		57,504,711

Drug Retail–2.69%
CVS Corp.	274,800	11,577,324
Walgreen Co.	372,900	13,361,007
		24,938,331

Health Care Equipment–24.45%
Bard (C.R.), Inc.	164,600	9,321,298
Baxter International Inc.	878,700	28,258,992
Boston Scientific Corp.(a)	773,300	30,723,209
Guidant Corp.	490,900	32,419,036
Hospira, Inc.(a)	948,083	29,011,340
Medtronic, Inc.	584,500	30,335,550
St. Jude Medical, Inc.(a)	414,100	31,169,307
Stryker Corp.	291,300	14,005,704
Zimmer Holdings, Inc.(a)	266,762	21,084,868
		226,329,304

Health Care Services–2.15%
Caremark Rx, Inc.(a)	329,876	10,579,123
Medco Health Solutions, Inc.(a)	302,815	9,356,983
		19,936,106

Household Products–4.50%
Procter & Gamble Co. (The)	769,046	41,620,770

Managed Health Care–9.67%
Aetna Inc.	262,450	26,226,629
Anthem, Inc.(a)	251,700	21,960,825
Coventry Health Care, Inc.(a)	261,050	13,932,239
UnitedHealth Group Inc.	370,908	27,350,756
		89,470,449

	Shares	Market Value

Pharmaceuticals–25.63%
Abbott Laboratories	919,530	$38,951,291
Allergan, Inc.	142,000	10,302,100
Bristol-Myers Squibb Co.	1,173,300	27,772,011
Johnson & Johnson	808,062	45,518,132
Merck & Co. Inc.	555,500	18,331,500
Pfizer Inc.	1,269,380	38,843,028
Schering-Plough Corp.	1,713,400	32,657,404
Scimagix Inc.–Pfd., Series C (Acquired 05/24/01; Cost $1,350,000)(a)(b)(c)	641,635	32,082
Wyeth	665,700	24,897,180
		237,304,728
Total Domestic Stocks (Cost $625,822,840)		697,104,399
Foreign Stocks & Other Equity Interests–16.37%

France–1.28%
Sanofi-Aventis–ADR (Pharmaceuticals)(d)	323,375	11,838,759

Israel–1.80%
Teva Pharmaceutical Industries Ltd.–ADR (Pharmaceuticals)	642,380	16,669,761

Japan–1.52%
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)(e)	308,500	14,045,043

Switzerland–6.97%
Alcon, Inc. (Health Care Supplies)	143,550	11,512,710
Novartis A.G.–ADR (Pharmaceuticals)	899,000	41,956,330
Roche Holding A.G. (Pharmaceuticals)(e)	106,995	11,113,853
		64,582,893

United Kingdom–4.80%
AstraZeneca PLC–ADR (Pharmaceuticals)	321,300	13,215,069
GlaxoSmithKline PLC–ADR (Pharmaceuticals)	713,400	31,196,982
		44,412,051
Total Foreign Stocks & Other Equity Interests (Cost $131,486,723)		151,548,507

Money Market Funds–8.19%
INVESCO Treasurer’s Money Market Reserve Fund (Cost $75,827,264)(f)	75,827,264	75,827,264
TOTAL INVESTMENTS–99.86% (excluding investments purchased with cash collateral from securities loaned) (Cost $833,136,827)		924,480,170

F-1

	Shares	Market Value
Investments Purchased With Cash Collateral From Securities Loaned

Money Market Funds–0.92%
INVESCO Treasurer’s Money Market Reserve Fund(f)(g)	8,478,250	$8,478,250
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $8,478,250)		8,478,250
TOTAL INVESTMENTS–100.78% (Cost $841,615,077)		932,958,420
OTHER ASSETS LESS LIABILITIES–(0.78%)		(7,251,944)
NET ASSETS–100.00%		$925,706,476

Investment Abbreviations:

ADR	–AmericanDepositary Receipt
Conv.	–Convertible Pfd. Preferred
Pfd.	–Preferred

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at September 30, 2004 was $1,752,915, which represented 0.19% of the Fund’s Total Investments. See Note 1A.
(c)	Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $1,752,915, which represented 0.19% of the Fund’s net assets. These securities are considered to be illiquid.
(d)	All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.
(e)	In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004, was $25,158,896, which represented 2.70% of the Funds Total Investments. See Note 1A.
(f)	The money market fund and the Fund are affiliated by having the same investment advisor. Effective October 15, 2004, the INVESCO Treasurer’s Money Market Reserve Fund was renamed Premier Portfolio. See Note 3.
(g)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

F-2

Statement of Assets and Liabilities

September 30, 2004

(Unaudited)

Assets:
Investments, at market value (cost $757,309,563)*	$848,652,906
Investments in affiliated money market funds (cost $84,305,514)	84,305,514
Total investments (cost $841,615,077)	932,958,420
Receivables for:
Investments sold	4,290,483
Fund shares sold	163,623
Dividends	843,229
Investment for trustee deferred compensation and retirement plans	160,082
Total assets	938,415,837

Liabilities:
Payables for:
Investments purchased	1,929,481
Fund shares reacquired	1,317,977
Trustee deferred compensation and retirement plans	203,402
Collateral upon return of securities loaned	8,478,250
Accrued distribution fees	189,791
Accrued trustees’ fees	298
Accrued transfer agent fees	320,804
Accrued operating expenses	269,358
Total liabilities	12,709,361
Net assets applicable to shares outstanding	$925,706,476

Net assets consist of:
Shares of beneficial interest	$936,128,511
Undistributed net investment income (loss)	(2,377,027)
Undistributed net realized gain (loss) from investment securities and foreign currencies	(99,389,645)
Unrealized appreciation of investment securities and foreign currencies	91,344,637
$925,706,476

Net Assets:
Class A	$4,750,742
Class B	$2,447,285
Class C	$5,076,022
Class K	$3,217,041
Investor Class	$910,215,386

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	100,086
Class B	52,371
Class C	112,515
Class K	69,752
Investor Class	19,195,595
Class A:
Net asset value per share	$47.47
Offering price per share:
(Net asset value of $47.47 ÷ 94.50%)	$50.23
Class B:
Net asset value and offering price per share	$46.73
Class C:
Net asset value and offering price per share	$45.11
Class K:
Net asset value and offering price per share	$46.12
Investor Class:
Net asset value and offering price per share	$47.42

*	At September 30, 2004, securities with an aggregate market value of $8,327,606 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

F-3

Statement of Operations

For the six months ended September 30, 2004

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $142,537)	$4,336,649
Dividends from affiliated money market funds*	462,210
Total investment income	4,798,859

Expenses:
Advisory fees	3,257,637
Administrative services fees	183,744
Custodian fees	46,566
Distribution fees:
Class A	8,630
Class B	12,948
Class C	31,029
Class K	7,171
Investor Class	1,220,312
Transfer agent fees	1,640,574
Trustees’ fees & retirement benefits	15,026
Other	458,291
Total expenses	6,881,928
Less: Fees waived, expenses reimbursed and expense offset arrangements	(49,682)
Net expenses	6,832,246
Net investment income (loss)	(2,033,387)

Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain (loss) from:
Investment securities	58,158,180
Foreign currencies	(526,902)
57,631,278
Change in net unrealized appreciation (depreciation) of:
Investment securities	(106,658,779)
Foreign currencies	89,225
(106,569,554)
Net gain (loss) from investment securities and foreign currencies	(48,938,276)
Net increase (decrease) in net assets resulting from operations	$(50,971,663)

*	Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

F-4

Statement of Changes in Net Assets

For the six months ended September 30, 2004 and the year ended March 31, 2004

(Unaudited)

	September 30, 2004	March 31, 2004

Operations:
Net investment income (loss)	$(2,033,387)	$(5,792,388)
Net realized gain from investment securities and foreign currencies	57,631,278	207,506,901
Change in net unrealized appreciation (depreciation) of investment securities and foreign currencies	(106,569,554)	66,458,608
Net increase (decrease) in net assets resulting from operations	(50,971,663)	268,173,121
Share transactions–net:
Class A	(517,325)	1,072,602
Class B	623,115	1,101,462
Class C	(1,242,078)	(788,606)
Class K	398,330	386,419
Investor Class	(75,283,025)	(184,199,042)
Net increase (decrease) in net assets resulting from share transactions	(76,020,983)	(182,427,165)
Net increase (decrease) in net assets	(126,992,646)	85,745,956

Net assets:
Beginning of period	1,052,699,122	966,953,166
End of period (including undistributed net investment income (loss) of $(2,377,027) and $(343,640), respectively)	$925,706,476	$1,052,699,122

See accompanying notes which are an integral part of the financial statements.

F-5

Notes to Financial Statements

September 30, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO Health Sciences Fund (the “Fund”) is a series portfolio of AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective October 15, 2004, the Fund was renamed AIM Health Sciences Fund.

The Fund’s investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

F-6

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
G.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
I.	Put Options — The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.
J.	Venture Capital Investments — The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the markets for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose the entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

F-7

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund’s average net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
From $350 million to $700 million	0.65%
From $700 million to $2 billion	0.55%
From $2 billion to $4 billion	0.45%
From $4 billion to $6 billion	0.40%
From $6 billion to $8 billion	0.375%
Over $8 billion	0.35%

Effective November 25, 2003, AIM entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. (“INVESCO”) whereby AIM paid INVESCO 40% of the fee paid by the Fund to AIM. Effective September 30, 2004, the sub-advisory agreement between AIM and INVESCO was terminated.

AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class K shares to 1.40%, 2.05%, 2.05% and 2.20% of average daily net assets, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K and Investor Class shares to 2.00%, 2.65%, 2.65%, 2.10% and 1.90% of average daily net assets, respectively through March 31, 2005. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), or items designated as such by the Fund’s Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund’s board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended September 30, 2004, AIM waived fees of $11,579.

For the six months ended September 30, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC (“AMVESCAP”) has assumed $27,202 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2004, AIM was paid $183,744 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”) a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended September 30, 2004, the Fund paid AISI $1,640,574. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class K and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the average daily net assets of Class K shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended September 30, 2004, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $8,630, $12,948, $31,029, $7,171 and $1,220,312, respectively and AIM reimbursed plan fees of $1,746, $922, $2,218, $0 and $0 for Class A, Class B, Class C, Class K and Investor Class shares, respectively.

Front-end sales commissions and contingent deferred sales charges (“CDSC”) (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2004, AIM Distributors advised the Fund that it retained $4,866 in front-end sales commissions from the sale of Class A shares and $0, $959, $146 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

F-8

NOTE 3—Investments in Affiliates

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issue. The following is a summary of the transactions with affiliates for the period ended September 30, 2004.

	Market Value 03/31/04	Purchases at Cost	Sales at Cost	Unrealized Appreciation (depreciation)	Market Value 09/30/04	Dividend Income	Realized Gain (Loss)
Pharmaceutical HOLDRs Trust	$—	$29,065,348	$(29,065,348)	$—	$—	$—	$(1,110,629)

The Fund is permitted, pursuant to an exemptive order from the SEC, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 03/31/04	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/04	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$88,219,019	$301,601,916	$(313,993,671)	$—	$75,827,264	$437,698	$—

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Market Value 03/31/04	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/04	Dividend Income*	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$3,774,000	$218,575,140	$(213,870,890)	$—	$8,478,250	$24,512	$—
Total	$91,993,019	$520,177,056	$(527,864,561)	$—	$84,305,514	$462,210	$—
*	Dividend income is net of income rebate paid to security lending counterparties.

NOTE 4—Expense Offset Arrangements

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2004, the Fund received credits in transfer agency fees of $2,677 and credits in custodian fees of $3,338 under expense offset arrangements, which resulted in a reduction of the Fund’s total expenses of $6,015.

NOTE 5—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2004, the Fund paid legal fees of $2,435 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund’s aggregate borrowings from all sources exceeds 10% of the Fund’s total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2004.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company (“SSB”). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. The Fund did not borrow under the facility during the six months ended September 30, 2004.

F-9

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

At September 30, 2004, securities with an aggregate value of $8,327,606 were on loan to brokers. The loans were secured by cash collateral of $8,478,250 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $24,512 for securities lending transactions.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of March 31, 2004 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2011	$138,575,367
*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2004 was $631,025,558 and $710,186,249, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$102,877,878
Aggregate unrealized (depreciation) of investment securities	(24,476,830)
Net unrealized appreciation of investment securities	$78,401,048

Cost of investments for tax purposes is $854,557,372.

F-10

NOTE 10—Share Information

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

Changes in Shares Outstanding(a)
	Six months ended September 30, 2004		Year ended March 31, 2004
	Shares	Amount	Shares	Amount
Sold:
Class A	38,003	$1,870,663	160,803	$7,200,295
Class B	25,148	1,240,142	29,077	1,341,582
Class C	22,149	1,051,098	1,036,376	41,743,804
Class K	29,057	1,375,756	111,855	4,864,298
Investor Class	590,897	28,957,074	6,463,367	280,566,456
Automatic conversion of Class B shares to Class A shares:
Class A	1,422	68,812	48	2,378
Class B	(1,442)	(68,812)	(49)	(2,378)
Reacquired:
Class A	(49,823)	(2,456,800)	(147,133)	(6,130,071)
Class B	(11,531)	(548,215)	(5,026)	(237,742)
Class C	(50,078)	(2,293,176)	(1,052,784)	(42,532,410)
Class K	(20,801)	(977,426)	(102,995)	(4,477,879)
Investor Class	(2,154,693)	(104,240,099)	(10,486,495)	(464,765,498)
	(1,581,692)	$(76,020,983)	(3,992,956)	$(182,427,165)
(a)	There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 26% of the outstanding shares of the Fund. The Fund’s principle underwriter may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

NOTE 11—Significant Event

The AIM and INVESCO Families of Funds received requests from the SEC for information concerning the Funds’ use of exchange traded funds and other registered investment companies, as well as compliance with Section 12(d)(1) of the Investment Company Act of 1940. After reviewing responsive information, the SEC issued a letter dated September 23, 2004 asserting that the Fund entered into certain securities transactions during the period June 2, 2002 to May 31, 2004 that may not have been in compliance with the percentage ownership restriction of certain investment companies and in particular HOLDRs. To the extent it is determined that these securities transactions were not in compliance, appropriate amounts will be reimbursed. At this time the effect to the Fund is not expected to be material.

F-11

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30, 2004		Year ended March 31,
			2004		2003
Net asset value, beginning of period	$49.94		$38.56		$47.56
Income from investment operations:
Net investment income (loss)	(0.11	)(a)	(0.22	)(a)	(0.22	)(a)
Net gains (losses) on securities (both realized and unrealized)	(2.36)		11.60		(8.78)
Total from investment operations	(2.47)		11.38		(9.00)
Net asset value, end of period	$47.47		$49.94		$38.56
Total return(b)	(4.95)%		29.51%		(18.92)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$4,751		$5,517		$3,731
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.40	%(c)	1.40	%(d)	1.41	%(d)
Without fee waivers and/or expense reimbursements	1.48	%(c)	2.20	%(d)	1.88	%(d)
Ratio of net investment income (loss) to average net assets	(0.43	)%(c)	(0.49	)%(d)	(0.69	)%(d)
Portfolio turnover rate(e)	69%		124%		179%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $4,917,843.
(d)	Excludes expense offset arrangements.
(e)	Not annualized for periods less than one year.

F-12

NOTE 12—Financial Highlights (continued)

	Class B
	Six months ended September 30, 2004		Year ended March 31,
			2004		2003
Net asset value, beginning of period	$49.33		$38.34		$47.56
Income from investment operations:
Net investment income (loss)	(0.26	)(a)	(0.52	)(a)	(0.44	)(a)
Net gains (losses) on securities (both realized and unrealized)	(2.34)		11.51		(8.78)
Total from investment operations	(2.60)		10.99		(9.22)
Net asset value, end of period	$46.73		$49.33		$38.34
Total return(b)	(5.27)%		28.66%		(19.39)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$2,447		$1,983		$621
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.05	%(c)	2.05	%(d)	2.06	%(d)
Without fee waivers and/or expense reimbursements	2.13	%(c)	3.07	%(d)	2.51	%(d)
Ratio of net investment income (loss) to average net assets	(1.08	)%(c)	(1.14	)%(d)	(1.22	)%(d)
Portfolio turnover rate(e)	69%		124%		179%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $2,582,428.
(d)	Excludes expense offset arrangements
(e)	Not annualized for periods less than one year.

F-13

NOTE 12—Financial Highlights (continued)

	Class C
	Six months ended September 30, 2004		Year ended March 31,								February 14, 2000 (Date sales commenced) to March 31, 2000
			2004		2003		2002		2001
Net asset value, beginning of period	$47.62		$37.27		$46.68		$45.40		$55.50		$62.05
Income from investment operations:
Net investment income (loss)	(0.26	)(a)	(0.79	)(a)	(1.20)		(0.35)		(0.05)		(0.03	)(a)
Net gains (losses) on securities (both realized and unrealized)	(2.25)		11.14		(8.21)		1.65		(0.94)		(6.52)
Total from investment operations	(2.51)		10.35		(9.41)		1.30		(0.99)		(6.55)
Less distributions:
Distributions from net realized gains	—		—		—		—		(9.11)		—
Returns of capital	—		—		—		(0.02)		—		—
Net asset value, end of period	$45.11		$47.62		$37.27		$46.68		$45.40		$55.50
Total return(b)	(5.27)%		27.77%		(20.16)%		2.85%		(4.79)%		(10.56)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$5,076		$6,688		$5,846		$15,892		$10,767		$470
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.05	%(c)	2.75	%(d)	2.81	%(d)	2.26	%(d)	2.03	%(d)	1.65	%(d)(e)
Without fee waivers and/or expense reimbursements	2.13	%(c)	3.35	%(d)	3.27	%(d)	2.26	%(d)	2.03	%(d)	1.65	%(d)(e)
Ratio of net investment income (loss) to average net assets	(1.08	)%(c)	(1.84	)%(d)	(2.04	)%(d)	(1.70	)%(d)	(1.08	)%(d)	(0.54	)%(d)(e)
Portfolio turnover rate(f)	69%		124%		179%		160%		177%		107%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $6,188,919.
(d)	Excludes expense offset arrangements.
(e)	Annualized.
(f)	Not annualized for periods less than one year.

F-14

NOTE 12—Financial Highlights (continued)

	Class K
	Six months ended September 30, 2004		Year ended March 31,						November 30, 2000 (Date sales commenced) through March 31, 2001
			2004		2003		2002
Net asset value, beginning of period	$48.57		$37.81		$46.98		$45.43		$55.84
Income from investment operations:
Net investment income (loss)	(0.14	)(a)	(0.57	)(a)	(0.23)		(0.48	)(a)	(0.22)
Net gains (losses) on securities (both realized and unrealized)	(2.31)		11.33		(8.94)		2.05		(10.19)
Total from investment operations	(2.45)		10.76		(9.17)		1.57		(10.41)
Return of Capital	—		—		—		(0.02)		—
Net asset value, end of period	$46.12		$48.57		$37.81		$46.98		$45.43
Total return(b)	(5.04)%		28.46%		(19.50)%		3.42%		(18.64)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$3,217		$2,987		$1,990		$2,405		$1
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.57	%(c)	2.19	%(d)	2.07	%(d)	1.71	%(d)	3.62	%(d)(e)
Without fee waivers and/or expense reimbursements	1.58	%(c)	2.30	%(d)	2.07	%(d)	1.71	%(d)	3.62	%(d)(e)
Ratio of net investment income (loss) to average net assets	(0.60	)%(c)	(1.28	)%(d)	(1.29	)%(d)	(1.09	)%(d)	(2.75	)%(d)(e)
Portfolio turnover rate(f)	69%		124%		179%		160%		177%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $3,178,358.
(d)	Excludes expense offset arrangements.
(e)	Annualized.
(f)	Not annualized for periods less than one year.

F-15

NOTE 12—Financial Highlights (continued)

	Investor Class
	Six months ended September 30, 2004		Year ended March 31,								Five months ended March 31, 2000		Year ended October 31, 1999
			2004		2003		2002		2001
Net asset value, beginning of period	$49.88		$38.53		$47.56		$45.78		$55.52		$58.39		$62.12
Income from investment operations:
Net investment income (loss)	(0.10	)(a)	(0.24	)(a)	(0.28	)(a)	(0.38	)(a)	(0.12	)(a)	(0.06	)(a)	0.14	(a)
Net gains (losses) on securities (both realized and unrealized)	(2.36)		11.59		(8.75)		2.18		(0.51)		3.53		5.02
Total from investment operations	(2.46)		11.35		(9.03)		1.80		(0.63)		3.47		5.16
Less distributions:
Dividends from net investment income	—		—		—		—		—		(0.25)		(0.04)
Return of Capital	—		—		—		(0.02)		(9.11)		(6.09)		(8.85)
Total distributions	—		—		—		(0.02)		(9.11)		(6.34)		(8.89)
Net asset value, end of period	$47.42		$49.88		$38.53		$47.56		$45.78		$55.52		$58.39
Total return(b)	(4.93)%		29.46%		(18.99)%		3.95%		(4.12)%		6.30%		8.44%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$910,215		$1,035,524		$954,765		$1,475,313		$1,580,378		$1,622,624		$1,574,020
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.37	%(c)	1.45	%(d)	1.44	%(d)	1.31	%(d)	1.23	%(d)	1.18	%(d)(e)	1.22	%(d)
Without fee waivers and/or expense reimbursements	1.38	%(c)	1.47	%(d)	1.44	%(d)	1.31	%(d)	1.23	%(d)	1.18	%(d)(e)	1.22	%(d)
Ratio of net investment income (loss) to average net assets	(0.40	)%(c)	(0.54	)%(d)	(0.68	)%(d)	(0.75	)%(d)	(0.20	)%(d)	(0.22	)%(d)(e)	0.07	%(d)
Portfolio turnover rate(f)	69%		124%		179%		160%		177%		107%		127%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $973,582,158.
(d)	Excludes expense offset arrangements.
(e)	Annualized.
(f)	Not annualized for periods less than one year.

F-16

NOTE 13—Legal Proceedings

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, and A I M Distributors, Inc. (“ADI”), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), the Colorado Division of Securities (“CODS”) and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC (“AMVESCAP”), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities (“CODS”) with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

F-17

NOTE 13—Legal Proceedings (continued)

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG’s sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC’s settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM’s agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund’s financial statements in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. (“AIM Management”), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly

F-18

NOTE 13—Legal Proceedings (continued)

brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP’s 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

F-19

OTHER INFORMATION

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bruce L. Crockett, Chair

Bob R. Baker

Frank S. Bayley

James T. Bunch

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll

Mark H. Williamson

Robert H. Graham

President

Mark H. Williamson

Executive Vice President

Lisa O. Brinkley

Senior Vice President

and Chief Compliance Officer

Kevin M. Carome

Senior Vice President, Secretary,

and Chief Legal Officer

Sidney M. Dilgren

Vice President and Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

Counsel to the Fund

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Core Stock Fund1

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund

AIM Dynamics Fund1

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund2

AIM Mid Cap Growth Fund

AIM Mid Cap Stock Fund1

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM S&P 500 Index Fund1

AIM Select Equity Fund

AIM Small Cap Equity Fund3

AIM Small Cap Growth Fund4

AIM Small Company Growth Fund1

AIM Total Return Fund*1

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

AIM Weingarten Fund

*	Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund5

AIM Global Aggressive Growth Fund

AIM Global Equity Fund6

AIM Global Growth Fund

AIM Global Value Fund

AIM International Core Equity Fund1

AIM International Emerging Growth Fund7

AIM International Growth Fund

AIM Trimark Fund

Sector Equity

AIM Advantage Health Sciences Fund1

AIM Energy Fund1

AIM Financial Services Fund1

AIM Global Health Care Fund

AIM Gold & Precious Metals Fund1

AIM Health Sciences Fund1

AIM Leisure Fund1

AIM Multi-Sector Fund1

AIM Real Estate Fund

AIM Technology Fund1

AIM Utilities Fund1

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

Premier U.S.Government Money Portfolio1

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

AIM Allocation Solutions

AIM Aggressive Allocation Fund

AIM Conservative Allocation Fund

AIM Moderate Allocation Fund

[1]	The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund.

[2]	As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor.

[3]	AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor.

[4]	AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor.

[5]	AIM European Small Company Fund will close to new investors when net assets reach $500 million.

[6]	Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund.

[7]	AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million.

If used after January 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $132 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $363 billion in assets under management. Data as of September 30, 2004.

Consider the investment objectives, risks, and charges and expenses carefully. For this and other information about AIM funds, obtain a prospectus from your financial advisor or AIMinvestments.com and read it thoroughly before investing.

AIMinvestments.com	I-HSC-SAR-1	A I M Distributors, Inc.

[Your goals. Our solutions.]

- Registered Trademark -

Mutual Funds	Retirement Products	Annuities	College Savings Plans	Separately Managed Accounts	Offshore Products	Alternative Investments	Cash Management

[AIM Investments Logo]

- registered trademark -

INVESCO Leisure Fund

Semiannual Report to Shareholders • September 30, 2004

[COVER IMAGE]

Effective October 15, 2004, after the close of the reporting period,

INVESCO Leisure Fund was renamed AIM Leisure Fund.

[Your goals. Our solutions.]

- Registered Trademark -

[AIM Investments Logo]

- registered trademark -

INVESCO LEISURE FUND seeks capital growth.

■	Unless otherwise stated, information presented in this report is as of 9/30/04 and is based on total net assets.

■	Effective 10/15/04, after the close of the reporting period, INVESCO Leisure Fund was renamed AIM Leisure Fund.

About share classes

■	Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

■	Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

■	Class K shares are available only to certain retirement plans. Please see the prospectus for more information.

Principal risks of investing in the fund

■	Investing in a single-sector or single-region mutual fund involves greater risk and potential reward than investing in a more diversified fund.

■	International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

■	Investing in small and mid-size companies involves risks not associated with investing in more established companies, including business risk, significant stock price fluctuations and illiquidity.

About indexes used in this report

■	The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500 —registered trademark— Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

■	The unmanaged Lehman U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). The unmanaged Lehman High Yield Index represents the performance of high-yield debt securities. The unmanaged Lehman Municipal Bond Index represents the performance of investment-grade municipal bonds. All are compiled by Lehman Brothers, a global investment bank.

■	The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

■	A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of a market index does not reflect fund expenses.

Other information

■	The returns shown in the Management’s Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

■	Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission’s Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

Beginning with fiscal periods ending after December 31, 2004, the fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q filings are available on the SEC’s Web site at http://www.sec.gov. Copies of the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the fund are 811-3826 and 002-85905. The fund’s most recent portfolio holdings, as filed on Form N-Q, are also available at aiminvestments.com.

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

Not FDIC Insured May lose value No bank guarantee

AIMinvestments.com

TO OUR SHAREHOLDERS

Dear Fellow Shareholder in The AIM Family of Funds —registered trademark— :

New Board Chairman

[GRAHAM PHOTO] Robert H. Graham	It is my pleasure to introduce you to Bruce Crockett, the new Chairman of the Board of Trustees of the AIM Funds. It has been my honor to have served as Chairman of the Board of Trustees of the AIM Funds ever since Ted Bauer retired from that position in 2000. However, as you may be aware, the U.S. Securities and Exchange Commission recently adopted a rule requiring that an independent fund trustee, meaning a trustee who is not an officer of the fund’s investment advisor, serve as chairman of the funds’ board. In addition, a similar provision was included in the terms of AIM Advisors’ recent settlements with certain regulators. Accordingly, the AIM Funds’ board recently elected Mr. Crockett, one of the 14 independent trustees on the AIM Funds’ board, as Chairman. His appointment became effective on October 4. I will remain on the funds’ board, as will Mark Williamson, President and Chief Executive Officer of AIM. I will also remain Chairman of A I M Management Group Inc.

[CROCKETT PHOTO] Bruce L. Crockett

Mr. Crockett has been a member of the AIM Funds’ board since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of the funds’ board in AIM’s history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

Market conditions during the reporting period

Domestic equity markets were essentially flat during the six months covered by this report, with the S&P 500 Index producing a total return of -0.18%. Within that index, however, the energy sector performed quite well, up almost 20%, riding the wave of record high oil prices. In general, bonds were only marginally more attractive than stocks. The Lehman U.S. Aggregate Bond Index returned 0.68% during the same six months. Within the total bond market, the high yield sector and the municipal bond sector produced the best results, as measured by their respective Lehman indexes.

In periods of lackluster market performance like the one covered by this report, we encourage our shareholders to look past short-term performance and focus on their long-term investment goals. Whether markets rise, fall or go sideways, the one sure thing is their short-term unpredictability. However, historically, markets have risen over the long run, with the S&P 500 Index returning 13.13% per year on average over the past 25 years and the Lehman U.S. Aggregate Bond Index returning 9.39%.* While past performance cannot guarantee future results, we believe staying invested for the long term offers the best opportunity for capital growth.

Your fund

In the following pages you will find an explanation of how your fund was managed during the six-month reporting period and how it performed in comparison to various benchmarks. We hope you find this discussion informative. Current information about your fund and about the markets in general is always available on our Web site, AIMinvestments.com.

AIM remains committed, as ever, to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman
A I M Management Group Inc.
November 3, 2004

*	Average annual total return September 30, 1979, to September 30, 2004. Source: Lipper, Inc.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Consumer sectors lag; fund affected in short term

For the six months ended September 30, 2004, INVESCO Leisure Fund’s Investor Class shares returned -3.55%. (Investor Class shares have neither front-end sales charges nor contingent deferred sales charges; therefore, performance is at net asset value.) The performance of the fund’s other share classes and its broad market index, the S&P 500 Index, is shown in the table on page 3.

Five of the 10 sectors of the S&P 500 Index had negative returns for the six-month reporting period, including the consumer discretionary sector—the sector that includes most of the companies in which the fund invests. The five sectors of the index with positive performance accounted for the difference in the fund’s return and that of the S&P 500 Index, which returned -0.18% for the period.

Market conditions

The U.S. economy showed strength during the six-month reporting period covered by this report, even as the U.S. stock market did not. Generally positive economic news was balanced by geopolitical uncertainty, terrorism concerns and soaring oil prices. For the reporting period, the performance of the broad stock market, as represented by the S&P 500 Index, was flat. The sectors within that index produced mixed results, from a high of 19.41% for the energy sector to a low of -7.32% for the information technology sector.

The U.S. Federal Reserve (the Fed), acting on evidence that economic conditions were generally improving and that inflation was increasing, raised its key federal funds target rate during the reporting period. In three widely anticipated moves, the Fed raised the target rate from 1.00% in June to 1.75% in September. Recent Fed Beige Books have discussed increasing manufacturing activity, improving retail sales and robust residential real estate activity. In its September Beige Book, the Fed reported that “Federal Reserve Banks indicated that economic activity continued to expand in late July and August, although several districts indicated that the pace had slowed since their last reports.”

The Department of Commerce reported that second- and third-quarter gross domestic product, the broadest measure of economic activity, expanded at an annualized rate of 3.3% and 3.7%, respectively. The Department of Labor reported that almost 1.05 million new jobs were created in the six months covered by this report. In addition, the Conference Board reported that consumer confidence reached a two-year high in July. However, August and September saw declines in that measure.

Your fund

Our stock-selection process requires fundamental analysis of each individual company engaged in the design, production and distribution of products related to leisure activities. While we seek to outperform the broad market, our outlook is based on a two-to three-year investment horizon. We look to the companies in which we invest to provide long-term results and are therefore not dissuaded by prevailing market sentiment. During the period covered by this report, we continued our long-term point of view, and as a result, we made very few changes to the portfolio and no changes to our investment techniques or strategies.

The fund invests primarily in companies whose products and services are purchased with consumers’ discretionary dollars. Stocks within the consumer discretionary sector suffered during the period as a result of investors’ fears that increasing oil prices could affect consumer spending and the profitability of consumer-oriented companies. Throughout the first month of the period, April 2004, posted prices for West Texas intermediate (WTI) crude oil were less than $35 per barrel. During the last month of the period, September 2004, WTI posted prices ranged from just under $40 to more than $46 per barrel.

Rising oil prices notwithstanding, the travel industry has remained strong. Two stocks in the casinos and gaming industry and one in

PORTFOLIO COMPOSITION
By sector
Consumer Discretionary	80.8%
Consumer Staples	8.1
Financials	3.5
Industrials	1.6
Information Technology	0.4
Exchange Traded Funds	3.4
Money Market Funds plus
other assets less liabilities	2.2

TOP 10 EQUITY HOLDINGS*
1. International Game Technology	6.4%
2. Omnicom Group Inc.	6.0
3. Harrah’s Entertainment, Inc.	5.6
4. Liberty Media Corp.-Class A	3.1
5. Cablevision Systems Corp.- New York Group-Class A	3.0
6. News Corp. Ltd. (The)-ADR (Australia)	3.0
7. Groupe Bruxelles Lambert S.A (Belgium)	2.6
8. Anheuser-Busch Cos., Inc.	2.5
9. Starwood Hotels & Resorts Worldwide, Inc.	2.4
10. Time Warner Inc.	2.3

TOP 10 INDUSTRIES*
1. Broadcasting & Cable TV	16.9%
2. Casinos & Gaming	15.2
3. Movies & Entertainment	10.6
4. Hotels, Resorts & Cruise Lines	10.6
5. Advertising	8.9
6. Publishing	7.7
7. Brewers	4.6
8. Apparel, Accessories & Luxury Goods	3.5
9. Multi-Sector Holdings	3.5
10. Investment Companies- Exchange Traded Funds	3.4

*	Excluding money market fund holdings.

The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

2

the hotels, resorts and cruise line industry were among the top contributors to fund performance. We believe that investors often overreact to market conditions, placing too much emphasis on the short term, while discounting potential long-term benefits. So while some investors abandoned the consumer discretionary sector during the period, affecting the returns for that sector, individual companies within the sector continued to provide solid returns.

The consumer discretionary sector of the S&P 500 Index returned -1.44% for the six-month period. The consumer staples sector fared worse, returning -5.12% for the same period. The fund owned relatively small holdings in the distillers and vintners, brewers and personal products industries in the consumer staples sector. Those holdings produced mixed results for the period.

The industry group that detracted most from fund performance for the period was broadcasting and cable TV. Within that group, the fund’s radio holdings detracted most, with two such stocks among the top detractors. Industry-wide, radio broadcasters suffered from investors’ belief that advertising dollars have not returned to the industry at the rate that was expected with the improving economy. The industry has faced heavy competition for advertising dollars with some lower-cost advertising channels available to businesses.

At the end of the reporting period, 20.8% of the fund’s portfolio was invested in foreign stocks. The foreign country in which the fund was most heavily invested was the United Kingdom, with a total investment of 3.9%. Only one other country, Belgium, represented more than 3% of fund holdings. All foreign holdings were from developed nations; the majority of those countries were European. Like all of the stocks in our portfolio, our foreign investments are made with a two- to three-year time horizon.

Jetix Europe, formerly Fox Kids Europe, was a top contributor to fund performance during the period. It is one of the largest children’s television channels in Europe. Owned in large part by Disney, Jetix has benefited from its access to and success with Disney programming.

Another top contributor during the period was Wynn Resorts. Wynn is building a new casino in Las Vegas and a new property in Macau. Positive investor reaction to the company’s strategic plans buoyed its performance during the period.

Clear Channel Communications was a detractor to fund performance. Clear Channel is a radio stock that suffered along with the rest of the industry as previously discussed. However, we remained committed to our investments in this area, because it is our belief that these companies are guided by some of the strongest management teams in the industry with a track record of generating free cash flow and value for shareholders.

Cablevision Systems was another detractor from fund performance during the period. The company has undergone a restructuring process that has taken longer than expected and has negatively impacted its recent performance. We have already observed the company’s ability to generate free cash flow, and we believe that the changes the company has made have the potential to strengthen the business and provide good prospects for growth.

In closing

Throughout the period, we remained committed to our long-term investment horizon. We also continued to believe in the potential of the leisure industries, based on the historical evidence that collectively, over time, these industries that make up what we call the leisure sector have grown faster than the overall economy.

The views and opinions expressed in Management’s Discussion of Fund Performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important fund and index disclosures inside front cover.

FUND VS. INDEX

Total returns, 3/31/04–9/30/04, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares	-3.62%
Class B Shares	-3.93
Class C Shares	-3.93
Class K Shares	-3.68
Investor Class Shares	-3.55
S&P 500 Index (Broad Market Index)	-0.18

Source: Lipper, Inc.

TOTAL NET ASSETS	$854.6 million
TOTAL NUMBER OF HOLDINGS	80	*

[GREENBERG PHOTO]

Mark D. Greenberg

Mr. Greenberg, Certified Financial Analyst, is portfolio manager of INVESCO Leisure Fund. He has 24 years of experience in the investment industry. He began his career in 1980, and media and entertainment stocks became his focus in 1983. He joined INVESCO in 1996. Mr. Greenberg attended City University in London, England, and received his BSBA in economics with a specialization in finance from Marquette University.

[RIGHT ARROW GRAPHIC]

For a presentation of your fund’s long-term performance record, please turn to page 5.

3

INFORMATION ABOUT YOUR FUND’S EXPENSES

Calculating your ongoing fund expenses

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004–September 30, 2004.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (4/1/04)	Ending Account Value (9/30/04)[1]	Expenses Paid During Period[2,3]	Ending Account Value (9/30/04)	Expenses Paid During Period[2,4]
Class A	$1,000.00	$963.80	$7.29	$1,017.65	$7.49
Class B	1,000.00	960.70	10.47	1,014.39	10.76
Class C	1,000.00	960.70	10.47	1,014.39	10.76
Class K	1,000.00	963.20	7.78	1,017.15	7.99
Investor	1,000.00	964.50	6.80	1,018.15	6.98

[1]	The actual ending account value is based on the actual total return of the fund for the period April 1, 2004, to September 30, 2004, after actual expenses and will differ from the hypothetical ending account value, which is based on the fund’s expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004, to September 30, 2004, was -3.62%, -3.93%, -3.93%, -3.68% and -3.55% for Class A, B, C and K and Investor Class shares, respectively.

[2]	Expenses are equal to the fund’s annualized expense ratio (1.48%, 2.13%, 2.13%, 1.58% and 1.38% for Class A, B, C and K and Investor Class shares, respectively) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Effective on April 1, 2004, the Board of Trustees approved a revised expense allocation methodology, and effective on July 1, 2004, the fund adopted new agreements for transfer agency and administrative services with differing fees. The annualized expense ratios restated as if these changes had been in effect throughout the most recent fiscal half year are 1.40%, 2.05%, 2.05%, 1.50% and 1.30% for Class A, B, C and K and Investor Class shares, respectively.

[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $6.89, $10.08, $10.08, $7.38 and $ 6.40 for Class A, B, C and K and Investor Class shares, respectively.

[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $7.08, $10.35, $10.35, $7.59 and $ 6.58 for Class A, B, C and K and Investor Class shares, respectively.

[ARROW BUTTON IMAGE]	For More Information Visit AIMinvestments.com

4

LONG-TERM PERFORMANCE

Your fund’s long-term performance

Below you will find a presentation of your fund’s long-term performance record for periods ended 9/30/04, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS

As of 9/30/04, including applicable sales charges

Class A Shares
Inception (3/28/02)	0.05%
1 Year	6.80

Class B Shares
Inception (3/28/02)	0.44%
1 Year	7.29

Class C Shares
Inception (2/14/00)	1.18%
1 Year	11.18

Class K Shares
Inception (12/14/01)	4.47%
1 Year	12.55

Investor Class Shares
Inception (1/19/84)	16.46%
10 Years	13.52
5 Years	5.68
1 Year	13.08

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class K shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.70% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the fund’s share classes will differ due to different sales charge structures and class expenses.

Had the advisor not waived fees and/or reimbursed expenses for Class K shares, performance for Class K shares would have been lower.

5

FINANCIALS

Schedule of Investments

September 30, 2004

(Unaudited)

	SHARES	MARKET VALUE

Domestic Common Stocks & Other Equity Interests–76.99%

Advertising–6.97%
Harte-Hanks, Inc.	320,450	$8,014,455
Omnicom Group Inc.	706,000	51,580,360
		59,594,815

Apparel, Accessories & Luxury Goods–2.83%
Carter’s, Inc.(a)	62,400	1,727,856
Columbia Sportswear Co.(a)	94,100	5,128,450
Polo Ralph Lauren Corp.	476,900	17,344,853
		24,201,159

Brewers–2.49%
Anheuser-Busch Cos., Inc.(b)	426,400	21,298,680

Broadcasting & Cable TV–15.30%
Cablevision Systems Corp.–New York Group–Class A(a)(b)	1,264,093	25,635,806
Citadel Broadcasting Co.(a)(b)	66,700	855,094
Clear Channel Communications, Inc.	322,149	10,041,384
Comcast Corp.–Class A(a)	467,200	13,193,728
DIRECTV Group, Inc. (The)(a)	154,823	2,723,337
EchoStar Communications Corp.–Class A(a)(b)	408,585	12,715,165
Gray Television, Inc.(b)	640,100	7,617,190
Liberty Media Corp.–Class A(a)	3,073,789	26,803,440
Liberty Media Corp.–Class B(a)	179,925	1,660,708
Liberty Media International, Inc.–Class A(a)(b)	153,689	5,127,373
NTL Inc.(a)(b)	63,100	3,916,617
Scripps Co. (E.W.) (The)–Class A(b)	168,600	8,055,708
Sinclair Broadcast Group, Inc.–Class A(b)	581,200	4,242,760
Spanish Broadcasting System, Inc.–Class A(a)	271,200	2,668,608
Univision Communications Inc.–Class A(a)(b)	174,300	5,509,623
		130,766,541

Casinos & Gaming–15.22%
Harrah’s Entertainment, Inc.(b)	905,300	47,962,794
International Game Technology	1,528,000	54,931,600
Mandalay Resort Group(b)	74,400	5,107,560
MGM MIRAGE(a)	119,816	5,948,864
Wynn Resorts, Ltd.(a)(b)	312,300	16,142,787
		130,093,605

Diversified Commercial Services–1.62%
Cendant Corp.	642,400	13,875,840

Footwear–0.69%
NIKE, Inc.–Class B(b)	75,000	5,910,000

	SHARES	MARKET VALUE

General Merchandise Stores–0.90%
Target Corp.(b)	169,700	$7,678,925

Home Entertainment Software–0.35%
Electronic Arts Inc.(a)(b)	64,000	2,943,360

Hotels, Resorts & Cruise Lines–5.39%
Hilton Hotels Corp.	680,750	12,825,330
Marriott International, Inc.–Class A(b)	241,000	12,522,360
Starwood Hotels & Resorts Worldwide, Inc.	445,860	20,696,821
		46,044,511

Internet Retail–1.01%
IAC/InterActiveCorp.(a)(b)	389,800	8,583,396

Investment Companies–Exchange Traded Funds–3.36%
iShares Russell 3000 Index Fund	151,500	9,574,800
iShares S&P 500 Index Fund(b)	85,100	9,514,180
S&P 500 Depositary Receipts Trust–Series 1(b)	86,000	9,611,360
		28,700,340

Leisure Facilities–0.35%
Cedar Fair, L.P.(b)	97,800	2,997,570

Leisure Products–1.87%
Hasbro, Inc.	352,100	6,619,480
Leapfrog Enterprises, Inc.–Class A(a)(b)	151,000	3,057,750
Marvel Enterprises, Inc.(a)(b)	117,800	1,715,168
Mattel, Inc.(b)	252,600	4,579,638
		15,972,036

Motorcycle Manufacturers–0.23%
Harley-Davidson, Inc.(b)	33,100	1,967,464

Movies & Entertainment–7.60%
Fox Entertainment Group, Inc.–Class A(a)(b)	233,000	6,463,420
Metro-Goldwyn-Mayer Inc.(a)(b)	625,434	7,236,271
Pixar(a)(b)	103,700	8,181,930
Regal Entertainment Group–Class A(b)	174,900	3,340,590
Time Warner Inc.(a)	1,224,500	19,763,430
Viacom Inc.–Class A	150,400	5,113,600
Viacom Inc.–Class B	179,900	6,037,444
Walt Disney Co. (The)(b)	390,999	8,817,028
		64,953,713

Personal Products–0.99%
NBTY, Inc.(a)(b)	390,500	8,419,180

F-1

	SHARES	MARKET VALUE

Publishing–7.71%
Belo Corp.–Class A	360,000	$8,114,400
Gannett Co., Inc.(b)	151,300	12,672,888
Knight-Ridder, Inc.(b)	232,800	15,236,760
McClatchy Co. (The)–Class A	141,900	10,050,777
McGraw-Hill Cos., Inc. (The)	85,700	6,829,433
Tribune Co.	316,000	13,003,400
		65,907,658

Restaurants–2.11%
CBRL Group, Inc.(b)	345,200	12,454,816
Yum! Brands, Inc.(b)	136,900	5,566,354
		18,021,170
Total Domestic Common Stocks & Other Equity Interest (Cost $462,129,923)		657,929,963
Foreign Stocks & Other Equity Interests–20.84%

Australia–2.97%
News Corp. Ltd. (The)–ADR (Movies & Entertainment)(b)	810,781	25,401,769

Belgium–3.37%
Compagnie Nationale a Portefeuille (Multi-Sector Holdings)(c)	10,900	1,820,007
Groupe Bruxelles Lambert S.A. (Multi-Sector Holdings)(b)(c)	317,500	22,227,909
InBev (Brewers)(c)	142,235	4,759,940
		28,807,856

Brazil–0.57%
Companhia de Bebidas das Americas–ADR (Brewers)	219,100	4,907,840

Canada–0.88%
Intrawest Corp. (Hotels, Resorts & Cruise Lines)	396,480	7,509,331

Denmark–0.97%
Carlsberg A.S.–Class B (Brewers)(b)(c)	176,400	8,271,418

France–1.78%
Accor S.A. (Hotels, Resorts & Cruise Lines)(c)	249,000	9,731,980
JC Decaux S.A. (Advertising)(a)(c)	238,000	5,432,098
		15,164,078

Hong Kong–0.16%
Television Broadcasts Ltd.–ADR (Broadcasting & Cable TV)(d)(b)	154,500	1,382,930

	SHARES	MARKET VALUE

Japan–0.28%
Sony Corp.–ADR (Consumer Electronics)	70,100	$2,410,739

Liberia–0.87%
Royal Caribbean Cruises Ltd. (Hotels, Resorts & Cruise Lines)(b)	170,344	7,426,998

Netherlands–1.41%
Jetix Europe N.V. (Broadcasting & Cable TV)(a)(c)	714,329	12,034,832

Panama–1.74%
Carnival Corp. (Hotels, Resorts & Cruise Lines)	315,100	14,901,079

Spain–0.55%
NH Hoteles, S.A. (Hotels, Resorts & Cruise Lines)(b)(c)	418,600	4,656,262

Switzerland–1.41%
Compagnie Financiere Richemont A.G.–Class A (Apparel, Accessories & Luxury Goods)(c)	214,700	5,964,420
Pargesa Holding A.G.–Class B (Multi-Sector Holdings)(c)	1,984	6,069,311
		12,033,731

United Kingdom–3.88%
Allied Domecq PLC (Distillers & Vintners)(c)	1,973,400	16,780,908
Diageo PLC (Distillers & Vintners)(c)	399,300	4,992,974
WPP Group PLC (Advertising)(c)	1,221,530	11,404,159
		33,178,041
Total Foreign Stocks & Other Equity Interests (Cost $138,676,167)		178,086,904
Money Market Funds–1.64%
INVESCO Treasurer’s Money Market Reserve Fund (Cost $14,064,412)(e)	14,064,412	14,064,412
TOTAL INVESTMENTS–99.47% (excluding investments purchased with cash collateral from securities loaned) (Cost $614,870,502)		850,081,279
Investments Purchased With Cash Collateral From Securities Loaned

Money Market Funds–8.59%
INVESCO Treasurer’s Money Market Reserve Fund(e)(f)	73,385,521	73,385,521
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $73,385,521)		73,385,521
TOTAL INVESTMENTS–108.06% (Cost $688,256,023)		923,466,800
OTHER ASSETS LESS LIABILITIES–(8.06%)		(68,909,590)
NET ASSETS–100.00%		$854,557,210

Investment Abbreviations:

ADR	American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.
(c)	In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $114,146,218, which represented 12.36% of the Fund’s Total Investments. See Note 1A.
(d)	Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at September 30, 2004 was $1,382,930, which represented 0.16% of the funds Total Investments. See Note 1A.
(e)	The money market fund and the Fund are affiliated by having the same investment advisor. Effective October 15, 2004, the INVESCO Treasurer’s Money Market Reserve Fund was renamed Premier Portfolio. See Note 3.
(f)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

F-2

Statement of Assets and Liabilities

September 30, 2004

(Unaudited)

Assets:
Investments, at market value (cost $600,806,090)*	$836,016,867
Investments in affiliated money market funds (cost $87,449,933)	87,449,933
Total investments (cost $688,256,023)	923,466,800
Receivables for:
Investments sold	5,150,574
Fund shares sold	503,315
Dividends	803,405
Investment for trustee deferred compensation and retirement plans	68,374
Other assets	48,277
Total assets	930,040,745

Liabilities:
Payables for:
Investments purchased	268,800
Fund shares reacquired	1,100,172
Trustee deferred compensation and retirement plans	85,364
Collateral upon return of securities loaned	73,385,521
Accrued distribution fees	215,914
Accrued trustees’ fees	686
Accrued transfer agent fees	306,895
Accrued operating expenses	120,183
Total liabilities	75,483,535
Net assets applicable to shares outstanding	$854,557,210

Net assets consist of:
Shares of beneficial interest	$648,504,174
Undistributed net investment income (loss)	(3,031,566)
Undistributed net realized gain (loss) from investment securities and foreign currencies	(26,131,328)
Unrealized appreciation of investment securities, foreign currencies and foreign currency contracts	235,215,930
$854,557,210

Net Assets:
Class A	$67,980,283
Class B	$20,771,361
Class C	$26,240,392
Class K	$106,755,522
Investor Class	$632,809,652

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	1,646,832
Class B	512,164
Class C	662,345
Class K	2,616,252
Investor Class	15,349,485
Class A:
Net asset value per share	$41.28
Offering price per share:
(Net asset value of $41.28 ÷ 94.50%)	$43.68
Class B:
Net asset value and offering price per share	$40.56
Class C:
Net asset value and offering price per share	$39.62
Class K:
Net asset value and offering price per share	$40.80
Investor Class:
Net asset value and offering price per share	$41.23

*	At September 30, 2004, securities with an aggregate market value of $74,232,966 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

F-3

Statement of Operations

For the six months ended September 30, 2004

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $290,133)	$5,905,670
Dividends from affiliated money market funds*	175,928
Total investment income	6,081,598

Expenses:
Advisory fees	2,968,539
Administrative services fees	165,305
Custodian fees	95,188
Distribution fees:
Class A	118,279
Class B	98,984
Class C	136,752
Class K	250,912
Investor Class	827,231
Transfer agent fees	1,533,234
Trustees’ fees and retirement benefits	14,182
Other	277,209
Total expenses	6,485,815
Less: Fees waived, expenses reimbursed and expense offset arrangements	(30,572)
Net expenses	6,455,243
Net investment income (loss)	(373,645)

Realized and unrealized gain (loss) from investment securities, foreign currencies and foreign currency contracts:
Net realized gain (loss) from:
Investment securities	15,697,240
Foreign currencies	(107,119)
15,590,121
Change in net unrealized appreciation (depreciation) of:
Investment securities	(50,156,686)
Foreign currencies	12,709
Foreign currency contracts	(2,027)
(50,146,004)
Net gain (loss) from investment securities, foreign currencies and foreign currency contracts	(34,555,883)
Net increase (decrease) in net assets resulting from operations	$(34,929,528)

*	Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

F-4

Statement of Changes in Net Assets

For the six months ended September 30, 2004 and the year ended March 31, 2004

(Unaudited)

	September 30, 2004	March 31, 2004

Operations:
Net investment income (loss)	$(373,645)	$(4,125,861)
Net realized gain (loss) from investment securities and foreign currencies	15,590,121	33,634,980
Change in net unrealized appreciation (depreciation) of investment securities, foreign currencies and foreign currency contracts	(50,146,004)	230,311,216
Net increase (decrease) in net assets resulting from operations	(34,929,528)	259,820,335
Share transactions–net:
Class A	4,084,298	25,316,369
Class B	2,732,927	6,541,717
Class C	(982,670)	3,227,454
Class K	(6,563,666)	21,337,946
Investor Class	(44,251,990)	(38,559,711)
Net increase (decrease) in net assets resulting from share transactions	(44,981,101)	17,863,775
Net increase (decrease) in net assets	(79,910,629)	277,684,110

Net assets:
Beginning of period	934,467,839	656,783,729
End of period (including undistributed net investment income (loss) of $(3,031,566) and $(2,657,921), respectively)	$854,557,210	$934,467,839

See accompanying notes which are an integral part of the financial statements.

F-5

Notes to Financial Statements

September 30, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO Leisure Fund (the “Fund”) is a series portfolio of AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective October 15, 2004, the Fund was renamed AIM Leisure Fund.

The Fund’s investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

F-6

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
G.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund’s average net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
From $350 million to $700 million	0.65%
From $700 million to $2 billion	0.55%
From $2 billion to $4 billion	0.45%
From $4 billion to $6 billion	0.40%
From $6 billion to $8 billion	0.375%
Over $8 billion	0.35%

Effective November 25, 2003, AIM entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. (“INVESCO”) whereby AIM paid INVESCO 40% of the fee paid by the Fund to AIM. Effective September 30, 2004, the sub-advisory agreement between AIM and INVESCO was terminated.

AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class K shares to 1.50%, 2.15%, 2.75% and 2.20% of average daily net assets, respectively. AIM has contractually

F-7

agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K and Investor Class shares to 2.00%, 2.65%, 2.65%, 2.10% and 1.90% of average daily net assets, respectively through March 31, 2005. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), or items designated as such by the Fund’s Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund’s board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended September 30, 2004, AIM waived fees of $6,517.

For the six months ended September 30, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC (“AMVESCAP”) has assumed $21,487 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2004, AIM was paid $165,305 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”) a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended September 30, 2004, the Fund paid AISI $1,533,234. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Class A, Class B, Class C, Class K and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class K and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.45% of the average daily net assets of Class K shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended September 30, 2004, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $118,279, $98,984, $136,752, $250,912 and $827,231, respectively.

Front-end sales commissions and contingent deferred sales charges (“CDSC”) (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2004, AIM Distributors advised the Fund that it retained $17,882 in front-end sales commissions from the sale of Class A shares and $0, $3,615, $3,978 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the SEC, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 03/31/04	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/04	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$15,887,810	$58,172,075	$(59,995,473)	$—	$14,064,412	$96,682	$—

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Market Value 03/31/04	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/04	Dividend Income*	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$13,629,807	$200,672,040	$(140,916,326)	$—	$73,385,521	$79,246	$—
Total	$29,517,617	$258,844,115	$(200,911,799)	$—	$87,449,933	$175,928	$—
*	Dividend income is net of income rebate paid to security lending counterparties.

F-8

NOTE 4—Expense Offset Arrangements

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2004, the Fund received credits in transfer agency fees of $2,405 and credits in custodian fees of $163 under expense offset arrangements, which resulted in a reduction of the Fund’s total expenses of $2,568.

NOTE 5—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2004, the Fund paid legal fees of $2,325 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund’s aggregate borrowings from all sources exceeds 10% of the Fund’s total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company (“SSB”). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. The Fund did not borrow under the facility during the six months ended September 30, 2004.

During the six months ended September 30, 2004, the Fund did not borrow or lend under the interfund lending facility or borrow under the uncommitted unsecured revolving credit facility.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

At September 30, 2004, securities with an aggregate value of $74,232,966 were on loan to brokers. The loans were secured by cash collateral of $73,385,521 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $79,246 for securities lending transactions.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

F-9

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

Expiration	Capital Loss Carryforward*
March 31, 2011	$42,488,737
Total capital loss carryforward	$42,488,737
*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2004 was $40,602,231 and $82,653,352, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$247,353,579
Aggregate unrealized (depreciation) of investment securities	(13,582,465)
Net unrealized appreciation of investment securities	$233,771,114

Cost of investments for tax purposes is $689,695,686.

NOTE 10—Share Information

The Fund currently offers five different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares and Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

Changes in Shares Outstanding(a)
	Six months ended September 30, 2004		Year ended March 31, 2004
	Shares	Amount	Shares	Amount
Sold:
Class A	317,944	$13,211,460	1,038,600	$39,702,454
Class B	92,871	3,795,263	205,586	7,697,888
Class C	66,202	2,660,234	492,448	17,249,269
Class K	179,697	7,457,402	943,723	34,677,978
Investor Class	774,334	32,339,973	3,598,920	135,515,899
Automatic conversion of Class B shares to Class A shares:
Class A	1,085	43,515	583	23,845
Class B	(1,104)	(43,515)	(591)	(23,845)
Reacquired:
Class A	(225,147)	(9,170,677)	(366,379)	(14,409,930)
Class B	(25,259)	(1,018,821)	(29,116)	(1,132,326)
Class C	(92,133)	(3,642,904)	(396,440)	(14,021,815)
Class K	(344,397)	(14,021,068)	(357,595)	(13,340,032)
Investor Class	(1,867,698)	(76,591,963)	(4,547,447)	(174,075,610)
	(1,123,605)	$(44,981,101)	582,292	$17,863,775
(a)	There are two entities that are each record owners of more than 5% of the outstanding shares of the Fund and in the aggregate they own 33.18% of the outstanding shares of the Fund. The Fund’s principle underwriter may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.

F-10

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30, 2004		Year ended March 31,
			2004		2003
Net asset value, beginning of period	$42.83		$30.88		$38.96
Income from investment operations:
Net investment income (loss)	(0.02)		(0.14	)(a)	(0.17	)(a)
Net gains (losses) on securities (both realized and unrealized)	(1.53)		12.09		(7.91)
Total from investment operations	(1.55)		11.95		(8.08)
Net asset value, end of period	$41.28		$42.83		$30.88
Total return(b)	(3.62)%		38.70%		(20.74)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$67,980		$66,510		$27,175
Ratio of expenses to average net assets	1.48	%(c)(d)	1.48%		1.42%
Ratio of net investment income (loss) to average net assets	(0.11	)%(c)	(0.37)%		(0.56)%
Portfolio turnover rate(e)	5%		20%		20%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $67,403,492.
(d)	After expense reimbursements. Ratio of expenses to average net assets prior to expense reimbursements was 1.49%.
(e)	Not annualized for periods less than one year.

F-11

NOTE 11—Financial Highlights (continued)

	Class B
	Six months ended September 30, 2004		Year ended March 31,
			2004		2003
Net asset value, beginning of period	$42.22		$30.65		$38.96
Income from investment operations:
Net investment income (loss)	(0.13)		(0.40	)(a)	(0.38	)(a)
Net gains (losses) on securities (both realized and unrealized)	(1.53)		11.97		(7.93)
Total from investment operations	(1.66)		11.57		(8.31)
Net asset value, end of period	$40.56		$42.22		$30.65
Total return(b)	(3.93)%		37.75%		(21.33)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$20,771		$18,814		$8,268
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.13	%(c)	2.15%		2.14%
Without fee waivers and/or expense reimbursements	2.14	%(c)	2.26%		2.23%
Ratio of net investment income (loss) to average net assets	(0.76	)%(c)	(1.04)%		(1.29)%
Portfolio turnover rate(d)	5%		20%		20%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $19,742,600.
(d)	Not annualized for periods less than one year.

F-12

NOTE 11—Financial Highlights (continued)

	Class C
	Six months ended September 30, 2004		Year ended March 31,					February 14, 2000 (Date sales commenced) to March 31, 2000
			2004		2003	2002	2001
Net asset value, beginning of period	$41.24		$30.00		$38.29	$36.80	$47.09	$45.51
Income from investment operations:
Net investment income (loss)	(0.16)		(0.46	)(a)	(0.18)	(0.17)	(0.13)	(0.02	)(a)
Net gains (losses) on securities (both realized and unrealized)	(1.46)		11.70		(8.11)	2.02	(3.22)	1.60
Total from investment operations	(1.62)		11.24		(8.29)	1.85	(3.35)	1.58
Less distributions from net realized gains	—		—		—	(0.36)	(6.94)	—
Net asset value, end of period	$39.62		$41.24		$30.00	$38.29	$36.80	$47.09
Total return(b)	(3.93)%		37.47%		(21.65)%	5.10%	(6.18)%	3.47%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$26,240		$28,383		$17,768	$16,307	$5,388	$84
Ratio of expenses to average net assets	2.13	%(c)(d)	2.36%		2.44%	2.26%	2.08%	1.71	%(e)
Ratio of net investment income (loss) to average net assets	(0.76	)%(d)	(1.25)%		(1.62)%	(1.48)%	(1.08)%	(0.42	)%(e)
Portfolio turnover rate(f)	5%		20%		20%	27%	28%	23%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	After expense reimbursements. Ratio of expenses to average net assets prior to expense reimbursements was 2.14%.
(d)	Ratios are annualized and based on average daily net assets of $22,275,704.
(e)	Annualized.
(f)	Not annualized for periods less than one year.

F-13

NOTE 11—Financial Highlights (continued)

	Class K
	Six months ended September 30, 2004		Year ended March 31,			December 14, 2001 (Date sales commenced) to March 31, 2002
			2004		2003
Net asset value, beginning of period	$42.36		$30.74		$38.98	$36.11
Income from investment operations:
Net investment income (loss)	(0.05)		(0.39	)(a)	(0.06)	(0.09	)(a)
Net gains (losses) on securities (both realized and unrealized)	(1.51)		12.01		(8.18)	2.96
Total from investment operations	(1.56)		11.62		(8.24)	2.87
Net asset value, end of period	$40.80		$42.36		$30.74	$38.98
Total return(b)	(3.68)%		37.80%		(21.14)%	7.95%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$106,756		$117,792		$67,465	$62,226
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.58	%(c)	2.14%		1.87%	1.23	%(d)
Without fee waivers and/or expense reimbursements	1.59	%(c)	2.14%		2.21%	1.23	%(d)
Ratio of net investment income (loss) to average net assets	(0.21	)%(c)	(1.03)%		(1.05)%	(0.48	)%(d)
Portfolio turnover rate(e)	5%		20%		20%	27%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $111,211,648.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

F-14

NOTE 11—Financial Highlights (continued)

	Investor Class
	Six months ended September 30, 2004		Year ended March 31,						Five months ended March 31, 2000		Year ended October 31, 1999
			2004		2003		2002	2001
Net asset value, beginning of period	$42.75		$30.83		$38.95		$37.13	$47.12	$43.21		$27.92
Income from investment operations:
Net investment income (loss)	(0.01)		(0.14	)(a)	(0.23	)(a)	(0.03)	(0.00)	(0.13	)(a)	(0.00)
Net gains (losses) on securities (both realized and unrealized)	(1.51)		12.06		(7.89)		2.21	(3.05)	7.27		17.20
Total from investment operations	(1.52)		11.92		(8.12)		2.18	(3.05)	7.14		17.20
Less distributions from net realized gains	—		—		—		(0.36)	(6.94)	(3.23)		(1.91)
Net asset value, end of period	$41.23		$42.75		$30.83		$38.95	$37.13	$47.12		$43.21
Total return(b)	(3.55)%		38.66%		(20.87)%		6.01%	(5.50)%	17.34%		65.13%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$632,810		$702,969		$536,108		$799,465	$607,428	$549,523		$443,348
Ratio of expenses to average net assets	1.38	%(c)(d)	1.49%		1.50%		1.40%	1.36%	1.28	%(e)	1.44%
Ratio of net investment income (loss) to average net assets	(0.01	)%(d)	(0.38)%		(0.69)%		(0.64)%	(0.51)%	(0.65	)%(e)	(0.68)%
Portfolio turnover rate(f)	5%		20%		20%		27%	28%	23%		35%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)	After expense reimbursements. Ratio of expenses to average net assets prior to fee expense reimbursements was 1.39%.
(d)	Ratios are annualized and based on average daily net assets of $659,976,754.
(e)	Annualized.
(f)	Not annualized for periods less than one year.

F-15

NOTE 12—Legal Proceedings

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, and A I M Distributors, Inc. (“ADI”), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), the Colorado Division of Securities (“CODS”) and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC (“AMVESCAP”), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities (“CODS”) with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

F-16

NOTE 12—Legal Proceedings (continued)

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG’s sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC’s settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM’s agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund’s financial statements in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. (“AIM Management”), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly

F-17

NOTE 12—Legal Proceedings (continued)

brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP’s 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

F-18

OTHER INFORMATION

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bruce L. Crockett, Chair

Bob R. Baker

Frank S. Bayley

James T. Bunch

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll

Mark H. Williamson

Robert H. Graham

President

Mark H. Williamson

Executive Vice President

Lisa O. Brinkley

Senior Vice President

and Chief Compliance Officer

Kevin M. Carome

Senior Vice President, Secretary,

and Chief Legal Officer

Sidney M. Dilgren

Vice President and Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

Counsel to the Fund

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Core Stock Fund[1]

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund

AIM Dynamics Fund[1]

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund[2]

AIM Mid Cap Growth Fund

AIM Mid Cap Stock Fund[1]

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM S&P 500 Index Fund[1]

AIM Select Equity Fund

AIM Small Cap Equity Fund[3]

AIM Small Cap Growth Fund[4]

AIM Small Company Growth Fund[1]

AIM Total Return Fund*[1]

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

AIM Weingarten Fund

* Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund[5]

AIM Global Aggressive Growth Fund

AIM Global Equity Fund[6]

AIM Global Growth Fund

AIM Global Value Fund

AIM International Core Equity Fund[1]

AIM International Emerging Growth Fund[7]

AIM International Growth Fund

AIM Trimark Fund

Sector Equity

AIM Advantage Health Sciences Fund[1]

AIM Energy Fund[1]

AIM Financial Services Fund[1]

AIM Global Health Care Fund

AIM Gold & Precious Metals Fund[1]

AIM Health Sciences Fund[1]

AIM Leisure Fund[1]

AIM Multi-Sector Fund[1]

AIM Real Estate Fund

AIM Technology Fund[1]

AIM Utilities Fund[1]

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

Premier U.S. Government Money Portfolio[1]

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

AIM Allocation Solutions

AIM Aggressive Allocation Fund

AIM Conservative Allocation Fund

AIM Moderate Allocation Fund

[1]	The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund.

[2]	As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor.

[3]	AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor.

[4]	AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor.

[5]	AIM European Small Company Fund will close to new investors when net assets reach $500 million.

[6]	Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund.

[7]	AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million.

If used after January 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

AIM Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $132 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $363 billion in assets under management. Data as of September 30, 2004.

Consider the investment objectives, risks, and charges and expenses carefully. For this and other information about AIM funds, obtain a prospectus from your financial advisor or AIMinvestments.com and read it thoroughly before investing.

AIMinvestments.com	I-LEI-SAR-1	A I M Distributors, Inc.

[Your goals. Our solutions.]

- Registered Trademark -

Mutual Funds	Retirement Products	Annuities	College Savings Plans	Separately Managed Accounts	Offshore Products	Alternative Investments	Cash Management

[AIM Investments Logo]

- Registered Trademark -

INVESCO Technology Fund

Semiannual Report to Shareholders • September 30, 2004

[COVER IMAGE]

Effective October 15, 2004, after the close of the reporting period,

INVESCO Technology Fund was renamed AIM Technology Fund.

[Your goals. Our solutions.]

- Registered Trademark -

[AIM Investments Logo]

- registered trademark -

INVESCO TECHNOLOGY FUND seeks capital growth.

■	Unless otherwise stated, information presented in this report is as of 9/30/04 and is based on total net assets.

■	Effective 10/15/04, after the close of the reporting period, INVESCO Technology Fund was renamed AIM Technology Fund.

About share classes

■	Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

■	Class K shares are available only to certain retirement plans. Please see the prospectus for more information.

■	Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

Principal risks of investing in the fund

■	Investing in a single-sector or single-region mutual fund involves greater risk and potential reward than investing in a more diversified fund.

■	International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

■	Investing in mid-sized companies involves greater risks not associated with investing in more established companies.

■	Portfolio turnover is greater than that of most funds, which may affect performance.

About indexes used in this report

■	The Goldman Sachs Technology Composite Index is a modified capitalization-weighted index composed of companies involved in the technology industry. The index is rebalanced semiannually.

■	The unmanaged Lehman High Yield Index represents the performance of high-yield debt securities. The unmanaged Lehman Municipal Bond Index represents the performance of investment-grade municipal bonds. The unmanaged Lehman U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). All are compiled by Lehman Brothers, a global investment bank.

■	The unmanaged Lipper Science and Technology Fund Index represents an average of the performance of the 30 largest science and technology funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

■	The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500 —registered trademark— Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

■	The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the index.

■	A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

■	Bloomberg, Inc. is an independent financial research and reporting firm.

■	The Conference Board is a not-for-profit organization that conducts research and publishes information and analysis to help businesses strengthen their performance.

■	The returns shown in the Management’s Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

■	Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission’s Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

Beginning with fiscal periods ending after December 31, 2004, the fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Copies of the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the fund are 811-3826 and 002-85905. The fund’s most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

Not FDIC Insured May lose value No bank guarantee

AIMinvestments.com

TO  OUR  SHAREHOLDERS

Dear Fellow Shareholder in The AIM Family of Funds —registered trademark— :

New Board Chairman

[GRAHAM PHOTO] Robert H. Graham	It is my pleasure to introduce you to Bruce Crockett, the new Chairman of the Board of Trustees of the AIM Funds. It has been my honor to have served as Chairman of the Board of Trustees of the AIM Funds ever since Ted Bauer retired from that position in 2000. However, as you may be aware, the U.S. Securities and Exchange Commission recently adopted a rule requiring that an independent fund trustee, meaning a trustee who is not an officer of the fund’s investment advisor, serve as chairman of the funds’ board. In addition, a similar provision was included in the terms of AIM Advisors’ recent settlements with certain regulators. Accordingly, the AIM Funds’ board recently elected Mr. Crockett, one of the 14 independent trustees on the AIM Funds’ board, as Chairman. His appointment became effective on October 4. I will remain on the funds’ board, as will Mark Williamson, President and Chief Executive Officer of AIM. I will also remain Chairman of A I M Management Group Inc.

[CROCKETT PHOTO] Bruce L. Crockett

Mr. Crockett has been a member of the AIM Funds’ board since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of the funds’ board in AIM’s history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

Market conditions during the reporting period

Domestic equity markets were essentially flat during the six months covered by this report, with the S&P 500 Index producing a total return of -0.18%. Within that index, however, the energy sector performed quite well, up almost 20%, riding the wave of record high oil prices. In general, bonds were only marginally more attractive than stocks. The Lehman U.S. Aggregate Bond Index returned 0.68% during the same six months. Within the total bond market, the high yield sector and the municipal bond sector produced the best results, as measured by their respective Lehman indexes.

In periods of lackluster market performance like the one covered by this report, we encourage our shareholders to look past short-term performance and focus on their long-term investment goals. Whether markets rise, fall or go sideways, the one sure thing is their short-term unpredictability. However, historically, markets have risen over the long run, with the S&P 500 Index returning 13.13% per year on average over the past 25 years and the Lehman U.S. Aggregate Bond Index returning 9.39%.* While past performance cannot guarantee future results, we believe staying invested for the long term offers the best opportunity for capital growth.

Your fund

In the following pages you will find an explanation of how your fund was managed during the six-month reporting period and how it performed in comparison to various benchmarks. We hope you find this discussion informative. Current information about your fund and about the markets in general is always available on our Web site, AIMinvestments.com.

AIM remains committed, as ever, to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman
A I M Management Group Inc.
November 3, 2004

*	Average annual total return September 30, 1979, to September 30, 2004. Source: Lipper, Inc.

MANAGEMENT‘S  DISCUSSION  OF  FUND  PERFORMANCE

Fund positioned defensively for much of reporting period

For the six months ended September 30, 2004, all share classes of INVESCO Technology Fund delivered negative returns to shareholders, with the fund’s Investor Class shares returning -10.25%. (Investor Class shares have no front-end or contingent deferred sales charges. Therefore, performance shown is at net asset value.) Results for the fund’s other share classes, and for its benchmark indexes, are shown in the table on page 3.

The reporting period was difficult for the information technology sector. The fund’s broad market index, the S&P 500 Index, outperformed the fund but was still in negative territory. The S&P 500 Index includes stocks from 10 different market sectors, of which information technology was the weakest performer.

The fund’s style-specific index, the Goldman Sachs Technology Composite Index, outperformed the fund due to the index’s relatively heavy weighting in Microsoft. The fund was underweight that stock relative to the index during a period in which Microsoft performed strongly.

The fund outperformed its peer group index, the Lipper Science and Technology Fund Index, based on strong stock selection.

Market conditions

The U.S. economy showed strength during the reporting period, even as the U.S. stock market did not. Generally positive economic news was balanced by geopolitical uncertainty, terrorism concerns and soaring oil prices. For the reporting period, the broad stock market was little changed. The S&P 500 Index returned -0.18%, but information technology returned -7.32%, causing many investors to exit technology-oriented funds.

The Department of Commerce reported that gross domestic product, the broadest measure of economic activity, expanded at an annualized rate of 3.3% and 3.7% in the second and third quarters of 2004, respectively. The Department of Labor reported that more than one million new jobs were created in the six months covered by this report. And the Conference Board reported that consumer confidence reached a two-year high in July, before declining.

Within the information technology sector, second-quarter earnings as of the close of the reporting period were strong, rising 64% over year-ago levels, according to Bloomberg. The strongest performing industries included electronic equipment and instruments, semiconductors and semiconductor equipment and communications equipment. But Bloomberg also reported near the close of the reporting period that year-over-year earnings growth in the information technology sector is anticipated to slow later in the year, from 31% in the third quarter to 16% in the fourth.

During the summer, rising inventories and slowing sales growth plagued the global chip industry. The Semiconductor Industry Association (SIA), an industry group, reported that while worldwide sales of semiconductors rose 34% in August from a year earlier, they rose only 1% from July to August 2004. During the reporting period, a number of chip makers and electronics manufacturers that use chips began reporting rising inventories, as electronics sales failed to meet optimistic expectations. In response, semiconductor manufacturers and their customers “reacted with unprecedented speed” to reduce chip production and inventories, the SIA reported.

Your fund

For most of the reporting period, we positioned the fund defensively, emphasizing larger, better-known technology companies. We did so due to the sector’s volatility. We believe larger, more established companies are best positioned to weather volatility while still benefiting from any upturn in the information technology sector. In September, we increased our holdings in two industries that have been somewhat volatile—the semiconductors and electronic manufacturing services industries.

The fund’s semiconductor and semiconductor equipment, software and communications equipment stocks hindered fund performance during the reporting period, while its Internet software and services holdings contributed positively. Relative to the Goldman Sachs Technology Composite Index, the fund was underweight in semiconductor and

PORTFOLIO COMPOSITION
Semiconductors	17.0%
Communications Equipment	15.0
Systems Software	12.8
Internet Software & Services	8.1
Computer Hardware	7.4
Application Software	6.1
Computer Storage & Peripherals	4.8
Data Processing & Outsourced Services	4.7
Wireless Telecommunication Services	3.6
14 Other industries, each less than 3% of total net assets	19.3
Money market funds plus other assets less liabilities	1.2

The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

TOP 10 EQUITY HOLDINGS*
1. Yahoo! Inc.	4.9%
2. Microsoft Corp.	4.1
3. Cisco Systems, Inc.	2.9
4. Symantec Corp.	2.8
5. Apple Computer, Inc.	2.7
6. Dell Inc.	2.3
7. eBay Inc.	2.1
8. Texas Instruments Inc.	2.0
9. Motorola, Inc.	1.9
10. Time Warner Inc.	1.7

*	Excluding money market fund holdings.

2

semiconductor equipment stocks, helping its relative performance. The fund’s software holdings were roughly equal weight with the index and hindered fund performance. The fund’s Internet-related investments generally performed in line with those of the index, while the fund’s IT consulting and other services holdings, as a group, outperformed those of the index.

Given the volatility that characterized the information technology sector during the reporting period, we became more sensitive to shorter-term movements in the prices of individual stocks, electing to take profits when we considered it prudent.

Apple Computer was a standout for the fund. Apple is one of only a few companies to make money from the music downloading trend. The company’s iPod® digital music player has become the industry standard, and sales of the device remain strong. We continued to hold the stock at the close of the reporting period because we believed Apple’s computer and accessory sales may improve given that the iPod has lured customers to the company’s Web site and its stores.

Novell hindered fund performance during the reporting period. Novell is attempting to transition its business to the “open” Linux operating system. The stock has underperformed recently as investors expressed disappointment that Linux is not being adopted as quickly as hoped. We reduced our position in the stock during the reporting period, but we continued to believe the company may benefit over the longer term as Linux is more widely adopted.

In closing

As the reporting period ended, we paid particular attention to conditions of the overall U.S. economy, since we believed that a stronger economy could benefit the sector, but a weaker economy could bode poorly for it. Regardless, in keeping with its mandate, the bulk of the fund’s assets remained invested in various applied technologies, hardware, software, semiconductor and telecommunications equipment and services companies within the information technology sector.

The views and opinions expressed in Management’s Discussion of Fund Performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important fund and index disclosures inside front cover.

FUND VS. INDEXES
Total returns, 3/31/04-9/30/04, excluding applicable sales charges. If sales charges were included, returns would be lower.
Class A Shares	-10.24%
Class B Shares	-10.50
Class C Shares	-10.49
Class K Shares	-10.37
Investor Class Shares	-10.25
S&P 500 Index (Broad Market Index)	-0.18
Goldman Sachs Technology Composite Index
(Style-specific Index)	-9.54
Lipper Science and Technology Fund Index
(Peer Group Index)	-11.01

Source: Lipper, Inc.

TOTAL NET ASSETS	$1.5 billion
TOTAL NUMBER OF HOLDINGS*	98

[KEITHLER PHOTO]

William R. Keithler

Mr. Keithler, Chartered Financial Analyst, is lead portfolio manager of INVESCO Technology Fund. He began his career in the investment industry in 1982 and joined INVESCO in 1986, where he managed several funds for the company until 1993. He rejoined INVESCO in 1998. Mr. Keithler has a B.A. from Webster College in St. Louis, and an M.A. in finance from the University of Wisconsin.

[FENTON PHOTO]

Michelle Espelien Fenton

Ms. Fenton, Chartered Financial Analyst, is portfolio manager of INVESCO Technology Fund. She has more than eight years of investment industry experience. Before joining INVESCO in 1998, she worked as an equity analyst at another investment firm. She assumed her current duties in 2003. Ms. Fenton received her B.A. in finance from Montana State University.

Assisted by the Technology Team

[RIGHT ARROW GRAPHIC]

For a presentation of your fund’s long-term performance record, please turn to page 5.

3

INFORMATION  ABOUT  YOUR  FUND’S  EXPENSES

Calculating your ongoing fund expenses

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 - September 30, 2004.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (4/1/04)	Ending Account Value (9/30/04)[1]	Expenses Paid During Period[2,3]	Ending Account Value (9/30/04)	Expenses Paid During Period[2,4]
Class A	$1,000.00	$897.60	$7.14	$1,017.55	$7.59
Class B	1,000.00	895.00	10.21	1,014.29	10.86
Class C	1,000.00	895.10	10.21	1,014.29	10.86
Class K	1,000.00	896.30	8.60	1,015.99	9.15
Investor	1,000.00	897.50	7.61	1,017.05	8.09

[1]	The actual ending account value is based on the actual total return of the fund for the period April 1, 2004 to September 30, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the fund’s expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004 to September 30, 2004 was -10.24%, -10.50%, -10.49%, -10.37% and -10.25% for Class A, B, C and K and Investor Class shares, respectively.

[2]	Expenses are equal to the fund’s annualized expense ratio (1.50%, 2.15%, 2.15%, 1.81% and 1.60% for Class A, B, C and K and Investor Class shares, respectively) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Effective on July 1, 2004, the fund adopted new agreements for transfer agency and administrative services with differing fees. The annualized expense ratios restated as if these changes had been in effect throughout the most recent fiscal half year are 1.71% and 1.51% for Class K and Investor Class shares, respectively.

[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $8.13 and $7.18 for Class K and Investor Class shares, respectively.

[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the most recent fiscal half year are $8.64 and $7.64 for Class K and Investor Class shares, respectively.

[ARROW BUTTON IMAGE]	For More Information Visit AIMinvestments.com

4

LONG-TERM PERFORMANCE

Your fund’s long-term performance

Below you will find a presentation of your fund’s long-term performance record for periods ended 9/30/04, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS

As of 9/30/04, including applicable sales charges

Class A Shares
Inception (3/28/02)	-13.78%
1 Year	-5.21

Class B Shares
Inception (3/28/02)	-13.57%
1 Year	-5.35

Class C Shares
Inception (2/14/00)	-27.12%
1 Year	-1.33

Class K Shares
Inception (11/30/00)	-23.31%
1 Year	-0.18

Investor Class Shares
Inception (1/19/84)	10.94%
10 Years	6.15
5 Years	-13.88
1 Year	0.14

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class K shares do not have a front-end sales charge; returns shown are at net asset value and do not reflect a 0.70% CDSC that may be imposed on a total redemption of retirement plan assets within the first year. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the fund’s share classes will differ due to different sales charge structures and class expenses.

Had the advisor not waived fees and/or reimbursed expenses for the fund’s Class A, Class B, C and K shares, performance for these share classes would have been lower.

5

SUPPLEMENT TO SEMIANNUAL REPORT DATED 9/30/04

INVESCO Technology Fund

(Effective 10/15/04, after the close of the reporting period, INVESCO Technology Fund was renamed AIM Technology Fund.)

INSTITUTIONAL CLASS SHARES

The following information has been prepared to provide Institutional Class shareholders with a performance overview specific to their holdings. Institutional Class shares are offered exclusively to institutional investors, including defined contribution plans that meet certain criteria.

AVERAGE ANNUAL TOTAL RETURNS

For periods ended 9/30/04

Inception (12/21/98)	-4.89%
5 Years	-13.26
1 Year	1.24
6 Months*	-9.66

*	Cumulative total return that has not been annualized.

Institutional Class shares have no sales charge; therefore, performance is at net asset value. Performance of Institutional Class shares will differ from performance of other share classes due to differing sales charges and class expenses. Had the advisor not waived fees and/or reimbursed expenses for Institutional Class shares, performance would have been lower.

Please note that past performance is not indicative of future results. More recent returns may be more or less than those shown. All returns assume reinvestment of distributions at net asset value. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. Please consult your fund prospectus for more information. For the most current month-end performance, please call 800-525-8085 or visit AIMinvestments.com.

Over for information on your fund’s expenses.

FOR INSTITUTIONAL INVESTOR USE ONLY

This material is for institutional investor use only and may not be quoted, reproduced or shown to the public, nor used in written form as sales literature for public use.

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INFORMATION ABOUT YOUR FUND’S EXPENSES

Calculating your ongoing fund expenses

Example

As a shareholder of the fund, you incur ongoing costs, including management fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004–September 30, 2004.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (04/01/04)	Ending Account Value (09/30/04)[1]	Expenses Paid During Period[2]	Ending Account Value (09/30/04)	Expenses Paid During Period[2]
Institutional	$1,000.00	$903.40	$3.72	$1,021.16	$3.95

[1]	The actual ending account value is based on the actual total return of the fund for the period April 1, 2004 to September 30, 2004 after actual expenses and will differ from the hypothetical ending account value which is based on the fund’s expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004 to September 30, 2004 was -9.66% for Institutional Class shares.

[2]	Expenses are equal to the fund’s annualized expense ratio of 0.78% for the Institutional Class shares, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

FINANCIALS

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Market Value
Domestic Stocks–87.28%

Application Software–3.20%
Hyperion Solutions Corp.(a)	167,400	$5,689,926
Intuit Inc.(a)	283,300	12,861,820
Macromedia, Inc.(a)	447,400	8,983,792
Mercury Interactive Corp.(a)	218,600	7,624,768
NAVTEQ Corp.(a)	300,700	10,716,948
Opsware, Inc.(a)(b)	393,400	2,206,974
		48,084,228

Biotechnology–2.17%
Biogen Idec Inc.(a)	377,300	23,079,441
Genentech, Inc.(a)	180,400	9,456,568
Ingenex, Inc.–Pfd., Series B (Acquired 9/27/94; Cost $178,316)(a)(c)(d)	30,627	0
		32,536,009

Broadcasting & Cable TV–1.17%
Comcast Corp. — Class A(a)	461,600	13,035,584
XM Satellite Radio Holdings Inc. — Class A(a)	148,500	4,606,470
		17,642,054

Communications Equipment–12.93%
ADTRAN, Inc.	312,900	7,096,572
Avaya Inc.(a)	1,212,500	16,902,250
Cisco Systems, Inc.(a)	2,409,860	43,618,466
Comverse Technology, Inc.(a)	1,301,900	24,514,777
Corning Inc.(a)	827,300	9,166,484
F5 Networks, Inc.(a)	129,000	3,929,340
Juniper Networks, Inc.(a)	877,322	20,704,799
Lucent Technologies Inc.(a)	2,989,560	9,476,905
Motorola, Inc.	1,597,400	28,817,096
QUALCOMM Inc.	494,500	19,305,280
Scientific-Atlanta, Inc.	417,500	10,821,600
		194,353,569

Computer Hardware–7.42%
Apple Computer, Inc.(a)	1,056,800	40,951,000
Dell Inc.(a)	978,000	34,816,800
Hewlett-Packard Co.	687,500	12,890,625
International Business Machines Corp.	266,400	22,841,136
		111,499,561

Computer Storage & Peripherals–4.83%
EMC Corp.(a)	2,100,772	24,242,909
Lexmark International, Inc. — Class A(a)	305,400	25,656,654
Network Appliance, Inc.(a)	574,200	13,206,600

	Shares	Market Value

Computer Storage & Peripherals–(Continued)
Storage Technology Corp.(a)	375,400	$9,482,604
		72,588,767

Data Processing & Outsourced Services–4.66%
Automatic Data Processing, Inc.	371,800	15,362,776
DST Systems, Inc.(a)	334,000	14,852,980
First Data Corp.	456,800	19,870,800
Paychex, Inc.	661,400	19,941,210
		70,027,766

Electronic Equipment Manufacturers–0.44%
Amphenol Corp. — Class A(a)	194,100	6,649,866

Electronic Manufacturing Services–0.73%
Sanmina–SCI Corp.(a)	550,500	3,881,025
Trimble Navigation Ltd.(a)	224,650	7,098,940
		10,979,965

Health Care Services–0.31%
Quest Diagnostics Inc.	52,300	4,613,906

Home Entertainment Software–0.88%
Electronic Arts Inc.(a)	288,100	13,249,719

Integrated Telecommunication Services–2.45%
BellSouth Corp.	451,300	12,239,256
SBC Communications Inc.	321,700	8,348,115
Sprint Corp.	187,200	3,768,336
Verizon Communications Inc.	316,900	12,479,522
		36,835,229

Internet Retail–2.11%
eBay Inc.(a)	345,100	31,728,494

Internet Software & Services–8.07%
CNET Networks, Inc.(a)	361,000	3,303,150
InfoSpace, Inc.(a)	182,400	8,643,936
iVillage Inc.(a)	824,200	4,945,200
ValueClick, Inc.(a)	523,000	4,937,120
VeriSign, Inc.(a)	1,273,200	25,311,216
Yahoo! Inc.(a)	2,186,900	74,157,779
		121,298,401

IT Consulting & Other Services–1.66%
Cognizant Technology Solutions Corp. — Class A(a)	816,800	24,920,568

Movies & Entertainment–1.72%
Time Warner Inc.(a)	1,599,700	25,819,158

	Shares	Market Value

Office Electronics–1.58%
Zebra Technologies Corp. — Class A(a)	389,850	$23,784,749

Other Diversified Financial Services–0.38%
BlueStream Ventures L.P. (Acquired 08/03/00-04/02/04; Cost $17,198,539)(a)(c)(d)(e)	17,971,450	5,779,618

Semiconductor Equipment–1.30%
KLA–Tencor Corp.(a)	278,400	11,548,032
Novellus Systems, Inc.(a)	301,200	8,008,908
		19,556,940

Semiconductors–14.56%
Altera Corp.(a)	1,139,900	22,307,843
Analog Devices, Inc.	517,500	20,068,650
Broadcom Corp. — Class A(a)	528,500	14,422,765
Cypress Semiconductor Corp.(a)	795,900	7,035,756
Intel Corp.	842,600	16,902,556
Linear Technology Corp.	643,800	23,331,312
Maxim Integrated Products, Inc.	491,700	20,793,993
Microchip Technology Inc.	414,800	11,133,232
National Semiconductor Corp.(a)	840,500	13,019,345
PMC–Sierra, Inc.(a)	743,800	6,552,878
Semiconductor HOLDRS Trust	255,600	7,719,120
Semtech Corp.(a)	320,200	6,138,234
Silicon Laboratories Inc.(a)	142,200	4,705,398
Texas Instruments Inc.	1,404,700	29,892,016
Xilinx, Inc.	547,000	14,769,000
		218,792,098

Systems Software–11.51%
Computer Associates International, Inc.	727,000	19,120,100
Microsoft Corp.	2,215,000	61,244,750
Novell, Inc.(a)	940,800	5,936,448
Oracle Corp.(a)	2,149,600	24,247,488
Symantec Corp.(a)	771,600	42,345,408
VERITAS Software Corp.(a)	1,130,700	20,126,460
		173,020,654

Technology Distributors–0.74%
CDW Corp.	192,200	11,153,366

Wireless Telecommunication Services–2.46%
American Tower Corp. — Class A(a)	201,100	3,086,885
Crown Castle International Corp.(a)	391,600	5,827,008
Nextel Communications, Inc. — Class A(a)	372,900	8,889,936
Nextel Partners, Inc. — Class A(a)	777,400	12,889,292
NII Holdings Inc.(a)(b)	152,500	6,284,525
		36,977,646
Total Domestic Stocks (Cost $1,079,375,252)		1,311,892,331

	Shares	Market Value
Foreign Stocks & Other Equity Interests–11.55%

Bermuda–1.54%
Accenture Ltd. — Class A (IT Consulting & Other Services)(a)	284,100	$7,684,905
Marvell Technology Group Ltd. (Semiconductors)(a)	594,300	15,529,059
		23,213,964

Canada–1.94%
ATI Technologies Inc. (Semiconductors)(a)	589,500	9,037,035
Celestica Inc. (Electronic Manufacturing Services)(a)	472,100	5,995,670
Cognos, Inc. (Application Software)(a)	235,900	8,379,168
Research In Motion Ltd. (Communications Equipment)(a)	75,200	5,740,768
		29,152,641

Finland–0.57%
Nokia Oyj–ADR (Communications Equipment)	623,400	8,553,048

Germany–1.07%
SAP A.G.–ADR (Application Software)	411,600	16,031,820

Israel–1.26%
Check Point Software Technologies Ltd. (Systems Software)(a)	1,116,700	18,950,399

Mexico–0.33%
America Movil S.A. de C.V.–Series L–ADR (Wireless Telecommunication Services)	128,600	5,019,258

Russia–0.83%
AO VimpelCom–ADR (Wireless Telecommunication Services)(a)	114,200	12,424,960

Singapore–0.76%
Flextronics International Ltd. (Electronic Manufacturing Services)(a)	865,500	11,467,875

Sweden–1.16%
Telefonaktiebolaget LM Ericsson–ADR (Communications Equipment)(a)	556,900	17,397,556

Taiwan–0.84%
Taiwan Semiconductor Manufacturing Co. Ltd.–ADR (Semiconductors)	1,770,499	12,641,363

United Kingdom–1.25%
Amdocs Ltd. (Application Software)(a)	859,120	18,754,590
Total Foreign Stocks & Other Equity Interests (Cost $163,784,041)		173,607,474
Money Market Funds–1.20%
INVESCO Treasurer’s Money Market Reserve Fund(f) (Cost $17,951,148)	17,951,148	17,951,148
TOTAL INVESTMENTS–100.03% (excluding investments purchased with cash collateral from securities loaned) (Cost $1,261,110,441)		1,503,450,953

	Shares	Market Value
Investments Purchased With Cash Collateral From Securities Loaned

Money Market Funds–0.33%
INVESCO Treasurer’s Money Market Reserve Fund(f)(g)	4,978,652	$4,978,652
Total Money Market Funds (purchased with cash collateral from securities loaned ) (Cost $4,978,652)		4,978,652
TOTAL INVESTMENTS–100.36% (Cost $1,266,089,093)		1,508,429,605
OTHER ASSETS LESS LIABILITIES–(0.36%)		(5,373,554)
NET ASSETS–100.00%		$1,503,056,051

Investment Abbreviations:

ADR – AmericanDepositary Receipt
Pfd. – Preferred
HOLDRS – HoldingCompany Depository Receipts

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.
(c)	Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at September 30, 2004 was $5,779,618, which represented 0.38% of the Fund’s net assets. These securities are considered to be illiquid.
(d)	Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at September 30, 2004 was $5,779,618, which represented 0.38% of the Fund’s total investments. See Note 1A.
(e)	The Fund has a remaining commitment of $9,676,513 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.
(f)	The money market fund and the Fund are affiliated by having the same investment advisor. Effective October 15, 2004, the INVESCO Treasurer’s Money Market Reserve Fund was renamed Premier Portfolio. See Note 3.
(g)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

September 30, 2004

(Unaudited)

Assets:
Investments, at market value (cost $1,225,960,754)*	$1,479,720,187
Investments in affiliates (cost $40,128,339)	28,709,418
Total investments (cost $1,266,089,093)	1,508,429,605
Receivables for:
Investments sold	10,367,362
Fund shares sold	1,503,369
Dividends	246,162
Amount due from advisor	56,394
Investment for trustee deferred compensation and retirement plans	384,721
Other assets	31,024
Total assets	$1,521,018,637

Liabilities:
Payables for:
Investments purchased	5,237,456
Fund shares reacquired	4,819,579
Trustee deferred compensation and retirement plans	479,477
Collateral upon return of securities loaned	4,978,652
Accrued distribution fees	372,399
Accrued transfer agent fees	1,280,172
Accrued operating expenses	794,851
Total liabilities	17,962,586
Net assets applicable to shares outstanding	$1,503,056,051

Net assets consist of:
Shares of beneficial interest	$5,702,054,728
Undistributed net investment income (loss)	(12,245,630)
Undistributed net realized gain (loss) from investment securities, foreign currencies and option contracts	(4,429,093,597)
Unrealized appreciation of investment securities, foreign currencies and option contracts	242,340,550
$1,503,056,051

Net Assets:
Class A	$329,904,198
Class B	$96,784,004
Class C	$29,641,801
Class K	$13,828,880
Investor Class	$1,032,886,723
Institutional Class	$10,445

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	14,870,549
Class B	4,452,328
Class C	1,400,903
Class K	637,024
Investor Class	47,004,935
Institutional Class	456
Class A :
Net asset value per share	$22.19
Offering price per share:
(Net asset value of $22.19 ÷ 94.50%)	$23.48
Class B :
Net asset value and offering price per share	$21.74
Class C :
Net asset value and offering price per share	$21.16
Class K :
Net asset value and offering price per share	$21.71
Investor Class:
Net asset value and offering price per share	$21.97
Institutional Class:
Net asset value and offering price per share	$22.90

*	At September 30, 2004, securities with an aggregate market value of $4,735,720 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

For the six months ended September 30, 2004

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $324,020)	$2,407,470
Dividends from affiliated money market funds*	377,745
Interest	2,302
Total investment income	2,787,517

Expenses:
Advisory fees	5,843,789
Administrative services fees	362,818
Custodian fees	11,920
Distribution fees:
Class A	632,621
Class B	544,679
Class C	161,933
Class K	39,909
Investor Class	1,476,142
Transfer agent fees — Class A, B, C, K and Investor class	5,827,444
Transfer agent fees — Institutional Class	215,876
Trustees’ fees and retirement benefits	36,506
Other	307,005
Total expenses	15,460,642
Less: Fees waived, expenses reimbursed and expense offset arrangements	(749,559)
Net expenses	14,711,083
Net investment income (loss)	(11,923,566)

Realized and unrealized gain (loss) from investment securities, foreign currencies and option contracts:
Net realized gain (loss) from:
Investment securities	191,842,737
Foreign currencies	(389,333)
Option contracts written	145,676
191,599,080
Change in net unrealized appreciation (depreciation) of:
Investment securities	(452,624,531)
Foreign currencies	(246)
Option contracts written	(619,470)
(453,244,247)
Net gain (loss) from investment securities, foreign currencies and option contracts	(261,645,167)
Net increase (decrease) in net assets resulting from operations	$(273,568,733)

*	Dividends from affiliated money market funds are net of income rebate paid to security lending counterparties.

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

For the six months ended September 30, 2004 and the year ended March 31, 2004

(Unaudited)

	September 30, 2004	March 31, 2004

Operations:
Net investment income (loss)	$(11,923,566)	$(30,592,087)
Net realized gain from investment securities, foreign currencies and option contracts	191,599,080	55,136,996
Change in net unrealized appreciation (depreciation) of investment securities, foreign currencies and option contracts	(453,244,247)	770,934,326
Net increase (decrease) in net assets resulting from operations	(273,568,733)	795,479,235
Share transactions–net:
Class A	(40,283,261)	373,143,307
Class B	(16,253,812)	116,125,985
Class C	(3,826,984)	27,197,490
Class K	(4,233,395)	(11,012,370)
Investor Class	(181,917,155)	122,403,961
Institutional Class	(1,227,237,742)	233,563,587
Net increase (decrease) in net assets resulting from share transactions	(1,473,752,349)	861,421,960
Net increase (decrease) in net assets	(1,747,321,082)	1,656,901,195

Net assets:
Beginning of period	3,250,377,133	1,593,475,938
End of period (including undistributed net investment income (loss) of $(12,245,630) and $(322,064), respectively)	$1,503,056,051	$3,250,377,133

Notes to Financial Statements

September 30, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO Technology Fund (the “Fund”) is a series portfolio of AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective October 15, 2004, the Fund was renamed AIM Technology Fund.

The Fund’s investment objective is to seek capital growth. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
F.

Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

G.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.
H.	Covered Call Options — The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
I.	Put Options — The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.
J.	Venture Capital Investments — The Fund has invested in non-publically traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the markets for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose the entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund’s average net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
From $350 million to $700 million	0.65%
From $700 million to $2 billion	0.55%
From $2 billion to $4 billion	0.45%
From $4 billion to $6 billion	0.40%
From $6 billion to $8 billion	0.375%
Over $8 billion	0.35%

Effective November 25, 2003, AIM entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. (“INVESCO”) whereby AIM paid INVESCO 40% of the fee paid by the Fund to AIM. Effective September 30, 2004, the sub-advisory agreement between AIM and INVESCO was terminated.

AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Institutional Class shares to 1.50%, 2.15%, 2.15% and 1.15% of average daily net assets, respectively. Additionally, the advisor has agreed to further limit the Total Annual Fund Operating Expenses of Class K and Investor Class shares to 1.95% and 1.77%, respectively through November 23, 2004. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C, Class K and Investor Class shares to 2.00%, 2.65%, 2.65%, 2.10% and 1.90% of average daily net assets, respectively through March 31, 2005. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), or items designated as such by the Fund’s Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund’s board of trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended September 30, 2004, AIM waived fees of $17,378.

For the six months ended September 30, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC (“AMVESCAP”) has assumed $62,887 expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2004, AIM was paid $362,818 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”) a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the Institutional Class, the advisor has contractually agreed to reimburse class specific transfer agent fees and expenses to the extent necessary to limit transfer agent fees to 0.10% of the average net assets. For the six months ended September 30, 2004, the Fund paid AISI $5,958,911 for Class A, Class B, Class C, Class K, Investor Class and Institutional Class after AISI reimbursed fees for the Institutional Class shares of $84,409. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Class A, Class B, Class C, Class K, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class K and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Class A, Class B, Class C and Class K Plans, pays AIM Distributors compensation at the annual rate of 0.35% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.45% of the average daily net assets of Class K shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C, Class K or Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. The Fund, pursuant to the Investor Class Plan, pays AIM Distributors for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of the Investor Class shares. Pursuant to the Plans, for the six months ended September 30, 2004, the Class A, Class B, Class C, Class K and Investor Class shares paid AIM Distributors $261,225, $432,807, $128,667, $39,909 and $1,417,145, respectively after AIM reimbursed Plan fees of $371,396, $111,872, $33,266, $0 and $58,997, respectively.

Front-end sales commissions and contingent deferred sales charges (“CDSC”) (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2004, AIM Distributors advised the Fund that it retained $26,090 in front-end sales commissions from the sale of Class A shares and $52, $12,707, $2,597 and $0 from Class A, Class B, Class C and Class K shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 03/31/04	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/04	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$—	$502,991,835	$(485,040,687)	$—	$17,951,148	$243,714	$—

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Market Value 03/31/04	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/04	Dividend Income*	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$45,272,646	$138,387,423	$(178,681,417)	$—	$4,978,652	$134,031	$—
*	Dividend income is net of income rebate paid to security lending counterparties.

Investments in Other Affiliates:

The Investment Company Act of 1940 defines affiliated as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the six months ended September 30, 2004.

Investments in Other Affiliates:

Fund	Market Value 03/31/04	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 09/30/04	Dividend Income	Realized Gain (Loss)
BlueStream Ventures L.P.	$9,480,168	$2,331,250	$(3,622,731)	$(2,409,069)	$5,779,618	$—	$(8,181,572)
Total	$54,752,814	$643,710,508	$(667,344,835)	$(2,409,069)	$28,709,418	$377,745	$(8,181,572)

NOTE 4—Expense Offset Arrangements

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2004, the Fund received credits in transfer agency fees of $4,428 and credits in custodian fees of $4,926 under expense offset arrangements, which resulted in a reduction of the Fund’s total expenses of $9,354.

NOTE 5—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2004, the Fund paid legal fees of $5,168 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund’s aggregate borrowings from all sources exceeds 10% of the Fund’s total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2004.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company (“SSB”). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. The Fund did not borrow under the facility during the six months ended September 30, 2004.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

NOTE 7—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

At September 30, 2004, securities with an aggregate value of $4,735,720 were on loan to brokers. The loans were secured by cash collateral of $4,978,652 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $134,031 for securities lending transactions.

NOTE 8—Option Contracts Written

Transactions During the Period
	Call Option Contracts
	Number of Contracts	Premiums Received
Beginning of period	10,869	$1,325,954
Closed	(10,869)	(1,325,954)
End of period	—	$—

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of March 31, 2004 to utilizing an estimated $70,489,682 of capital loss carryforward in the fiscal year ended March 31, 2005.

The Fund had a capital loss carryforward as of March 31, 2004 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2008	$140,432,447
March 31, 2009	2,268,824,807
March 31, 2010	1,774,852,811
March 31, 2011	367,910,113
Total capital loss carryforward	$4,552,020,178
*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of AIM New Technology Fund, AIM Global Science & Technology Fund and INVESCO Telecommunications Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization. On April 30, 2004, 51,524,128 Institutional Class shares valued at $1,223,182,804 were redeemed by an institutional investor. From a federal income tax perspective, the redemption triggers limitations under the Internal Revenue Code and related regulations regarding the amount of the capital loss carryforward available for future utilization by the Fund. After the redemption, the capital loss carryforward is expected to be subject to an annual accumulating limitation of approximately $77,000,000 per year (approximately $530,000,000 in total). The Fund may also be able to utilize an additional $285,000,000 of capital loss carryforward to the extent that unrealized gains existing on the redemption date are realized within a five year period. The actual amount of capital loss carryforward reduction may fluctuate based on future transactions of the Fund.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2004 was $897,352,956 and $2,371,924,769, respectively.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$284,226,953
Aggregate unrealized (depreciation) of investment securities	(56,430,934)
Net unrealized appreciation of investment securities	$227,796,019

Cost of investments for tax purposes is $1,280,633,586.

NOTE 11—Share Information

The Fund currently offers six different classes of shares: Class A shares, Class B shares, Class C shares, Class K shares, Investor Class shares and Institutional Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Class K shares, Investor Class shares and Institutional Class shares are sold at net asset value. Under certain circumstances, Class A shares and Class K shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

Changes in Shares Outstanding(a)
	Six months ended September 30, 2004		Year ended March 31, 2004
	Shares	Amount	Shares	Amount
Sold:
Class A	448,609	$10,485,962	4,501,507	$81,641,531
Class B	167,833	3,822,237	474,807	6,943,163
Class C	107,075	2,343,863	675,589	13,469,521
Class K	201,217	4,584,170	1,213,180	26,751,397
Investor Class	4,360,474	100,434,778	38,943,355	851,155,627
Institutional Class	1,199,173	30,688,285	28,076,536	647,568,629
Issued in connection with acquisitions:(b)
Class A	—	—	15,964,467	382,265,796
Class B	—	—	5,443,226	128,396,678
Class C	—	—	1,400,217	32,149,290
Class K	—	—	36,756	863,988
Investor Class	—	—	12,528,049	297,424,087
Automatic conversion of Class B shares to Class A shares:
Class A	161,102	3,743,821	208,272	5,264,914
Class B	(164,165)	(3,743,821)	(211,644)	(5,264,914)
Reacquired:
Class A	(2,347,806)	(54,513,044)	(4,328,243)	(96,028,934)
Class B	(721,922)	(16,332,228)	(567,393)	(13,948,942)
Class C	(279,181)	(6,170,847)	(854,206)	(18,421,321)
Class K	(399,456)	(8,817,565)	(1,735,383)	(38,627,755)
Investor Class	(12,378,781)	(282,351,933)	(46,959,085)	(1,026,175,753)
Institutional Class	(52,868,503)	(1,257,926,027)	(17,177,406)	(414,005,042)
	(62,514,331)	$(1,473,752,349)	37,632,601	$861,421,960
(a)	There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 16% of the outstanding shares of the Fund. The Fund’s principle underwriter may have an agreement with these entities to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these shareholders are also owned beneficially.
(b)	As of the opening of business on November 24, 2003, the Fund acquired all of the net assets of AIM New Technology Fund, AIM Global Science & Technology Fund and INVESCO Telecommunications Fund pursuant to a plan of reorganization approved by the Trustees of the Funds on June 11, 2003 and the shareholders of the above named funds on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 35,372,715 shares of the Fund for 17,601,164, 72,879,085 and 29,260,118 shares of AIM New Technology Fund, AIM Global Science & Technology Fund and INVESCO Telecommunications Fund, respectively, outstanding as of the close of business November 21, 2003. AIM New Technology Fund net assets at that date of $52,643,435 including unrealized appreciation of $14,317,910; AIM Global Science & Technology Fund net assets at that date of $487,006,166 including unrealized appreciation of $136,895,768 and INVESCO Telecommunications Fund net assets at that date of $301,450,238 including unrealized appreciation of $49,952,398, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $2,660,061,291.

NOTE 12—Significant Event

The AIM and INVESCO Families of Funds received requests from the SEC for information concerning the Funds’ use of exchange traded funds and other registered investment companies, as well as compliance with Section 12(d)(1) of the Investment Company Act of 1940. After reviewing responsive information, the SEC issued a letter dated September 23, 2004 asserting that the Fund entered into certain securities transactions during the period June 2, 2002 to May 31, 2004 that may not have been in compliance with the percentage ownership restriction of certain investment companies and in particular HOLDRs. To the extent it is determined that these securities transactions were not in compliance, appropriate amounts will be reimbursed. At this time the effect to the Fund is not expected to be material.

NOTE 13—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30, 2004		Year ended March 31,
			2004		2003
Net asset value, beginning of period	$24.71		$16.98		$30.41
Income from investment operations:
Net investment income (loss)	(0.14	)(a)	(0.33	)(a)	(0.20	)(a)
Net gains (losses) on securities (both realized and unrealized)	(2.38)		8.06		(13.23)
Total from investment operations	(2.52)		7.73		(13.43)
Net asset value, end of period	$22.19		$24.71		$16.98
Total return(b)	(10.20)%		45.52%		(44.16)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$329,904		$410,407		$4,460
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.50	%(c)	1.50%		1.47%
Without fee waivers and/or expense reimbursements	1.71	%(c)	1.93%		1.51%
Ratio of net investment income (loss) to average net assets	(1.21	)%(c)	(1.31)%		(1.12)%
Portfolio turnover rate(d)	47%		141%		107%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset value may differ from the net asset value and returns for share holder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $360,509,890.
(d)	Not annualized for periods less than one year.

NOTE 13—Financial Highlights (continued)

	Class B
	Six months ended September 30, 2004		Year ended March 31,
			2004		2003
Net asset value, beginning of period	$24.29		$16.84		$30.41
Income from investment operations:
Net investment income (loss)	(0.21	)(a)	(0.48	)(a)	(0.27	)(a)
Net gains (losses) on securities (both realized and unrealized)	(2.34)		7.93		(13.30)
Total from investment operations	(2.55)		7.45		(13.57)
Net asset value, end of period	$21.74		$24.29		$16.84
Total return(b)	(10.50)%		44.24%		(44.62)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$96,784		$125,597		$532
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.15	%(c)	2.15%		2.15%
Without fee waivers and/or expense reimbursements	2.36	%(c)	3.16%		2.74%
Ratio of net investment income (loss) to average net assets	(1.86	)%(c)	(1.96)%		(1.71)%
Portfolio turnover rate(d)	47%		141%		107%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset value may differ from the net asset value and returns for share holder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $108,638,199.
(d)	Not annualized for periods less than one year.

	Class C
	Six months ended September 30, 2004		Year ended March 31,					February 14, 2000 (Date Sales commenced) to March 31, 2000
			2004		2003	2002	2001
Net asset value, beginning of period	$23.64		$16.39		$29.73	$35.22	$101.85	$95.51
Income from investment operations:
Net investment income (loss)	(0.21	)(a)	(0.45	)(a)	(0.62)	(0.22)	(0.18)	(0.15	)(a)
Net gains (losses) on securities (both realized and unrealized)	(2.27)		7.70		(12.72)	(5.27)	(63.81)	6.49
Total from investment operations	(2.48)		7.25		(13.34)	(5.49)	(63.99)	6.34
Less distributions from net realized gains	—		—		—	—	(2.64)	—
Net asset value, end of period	$21.16		$23.64		$16.39	$29.73	$35.22	$101.85
Total return(b)	(10.49)%		44.23%		(44.87)%	(15.59)%	(63.89)%	6.63%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$29,642		$37,191		$5,759	$18,910	$15,919	$2,970
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.15	%(c)	2.15%		2.69%	2.54%	1.86%	1.45	%(d)
Without fee waivers and/or expense reimbursements	2.36	%(c)	3.20%		3.95%	2.54%	1.86%	1.45	%(d)
Ratio of net investment income (loss) to average net assets	(1.86	)%(c)	(1.96)%		(2.39)%	(2.26)%	(1.30)%	(1.03	)%(d)
Portfolio turnover rate(e)	47%		141%		107%	79%	85%	28%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset value may differ from the net asset value and returns for share holder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $32,298,211.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

NOTE 13—Financial Highlights (continued)

	Class K
	Six months ended September 30, 2004		Year ended March 31,					November 30, 2000 (Date Sales commenced) to March 31, 2001
			2004		2003	2002
Net asset value, beginning of period	$24.21		$16.78		$30.22	$35.09		$60.01
Income from investment operations:
Net investment income (loss)	(0.17	)(a)	(0.42	)(a)	(0.07)	(0.27	)(a)	(0.82)
Net gains (losses) on securities (both realized and unrealized)	(2.33)		7.85		(13.37)	(4.60)		(24.10)
Total from investment operations	(2.50)		7.43		(13.44)	(4.87)		(24.92)
Net asset value, end of period	$21.71		$24.21		$16.78	$30.22		$35.09
Total return(b)	(10.33)%		44.28%		(44.47)%	(13.85)%		(41.54)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$13,829		$20,224		$22,156	$27,147		$1
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.81	%(c)	2.12%		1.88%	1.28%		5.18	%(d)
Without fee waivers and/or expense reimbursements	1.81	%(c)	2.74%		2.49%	1.28%		5.18	%(d)
Ratio of net investment income (loss) to average net assets	(1.52	)%(c)	(1.93)%		(1.55)%	(1.15)%		(4.67	)%(d)
Portfolio turnover rate(e)	47%		141%		107%	79%		85%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset value may differ from the net asset value and returns for share holder transactions. Not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $17,688,932.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

	Investor Class
	Six months ended September 30, 2004		Year ended March 31,					Five months ended March 31, 2000		Year ended October 31, 1999
			2004		2003	2002	2001
Net asset value, beginning of period	$24.49		$16.90		$30.41	$35.60	$101.92	$58.17		$28.07
Income from investment operations:
Net investment income (loss)	(0.15	)(a)	(0.35	)(a)	(0.14)	(0.08)	(0.10)	(0.03)		(0.07)
Net gains (losses) on securities (both realized and unrealized)	(2.37)		7.94		(13.37)	(5.11)	(63.58)	47.69		30.17
Total from investment operations	(2.52)		7.59		(13.51)	(5.19)	(63.68)	47.66		30.10
Less distributions from net realized gains	—		—		—	—	(2.64)	(3.91)		—
Net asset value, end of period	$21.97		$24.49		$16.90	$30.41	$35.60	$101.92		$58.17
Total return(b)	(10.29)%		44.91%		(44.43)%	(14.58)%	(63.54)%	85.87%		107.23%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$1,032,887		$1,347,335		$853,530	$1,865,251	$2,181,879	$5,034,087		$2,081,613
Ratio of expenses to average net assets	1.60	%(c)(d)	1.72	%(c)	1.77%	1.37%	0.98%	0.88	%(e)	1.20%
Ratio of net investment income (loss) to average net assets	(1.31	)%(d)	(1.53)%		(1.46)%	(1.08)%	(0.47)%	(0.48	)%(e)	(0.79)%
Portfolio turnover rate(f)	47%		141%		107%	79%	85%	28%		143%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset value may differ from the net asset value and returns for share holder transactions. Not annualized for periods less than one year.
(c)	After fee waivers and/or expense reimbursements. Ratio to average net assets prior to fee waivers and/or reimbursements for the six months ended September 30, 2004 and for the year ended March 31,2004 was 1.61% and 1.75%, respectively.
(d)	Ratios are annualized and based on average daily net assets of $1,177,686,841.
(e)	Annualized.
(f)	Not annualized for periods less than one year.

NOTE 13—Financial Highlights (continued)

	Institutional Class
	Six months ended September 30, 2004		Year ended March 31,							Five months ended March 31, 2000		December 21, 1998 (Date Sales commenced) to October 31, 1999
			2004		2003		2002		2001
Net asset value, beginning of period	$25.35		$17.34		$30.93		$35.98		$102.55	$58.43		$33.85
Income from investment operations:
Net investment income (loss)	(0.06	)(a)	(0.16	)(a)	(0.12	)(a)	(0.16	)(a)	(0.06)	(0.04)		(0.16	)(a)
Net gains (losses) on securities (both realized and unrealized)	(2.39)		8.17		(13.47)		(4.89)		(63.87)	48.07		24.74
Total from investment operations	(2.45)		8.01		(13.59)		(5.05)		(63.93)	48.03		24.58
Less distributions from net realized gains	—		—		—		—		(2.64)	(3.91)		—
Net asset value, end of period	$22.90		$25.35		$17.34		$30.93		$35.98	$102.55		$58.43
Total return(b)	(9.66)%		46.19%		(43.94)%		(14.04)%		(63.39)%	86.14%		72.61%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$10		$1,309,623		$707,040		$1,360,738		$1,396,788	$4,453,520		$951,925
Ratio of expenses to average net assets	0.78	%(c)(d)	0.86%		0.90%		0.74%		0.58%	0.56	%(e)	0.74	%(e)
Ratio of net investment income (loss) to average net assets	(0.49	)%(c)	(0.67)%		(0.59)%		(0.46)%		(0.08)%	(0.15	)%(e)	(0.36	)%(e)
Portfolio turnover rate(f)	47%		141%		107%		79%		85%	28%		143%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America as such, the net asset value for financial reporting purposes and the returns based upon those net asset value may differ from the net asset value and returns for share holder transactions. Not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $231,476,941.
(d)	After fee waivers and/or expense reimbursements. Ratio to average net assets prior to fee waivers and/or reimbursements for the six months ended September 30, 2004 was 0.86%.
(e)	Annualized.
(f)	Not annualized for periods less than one year.

NOTE 14—Legal Proceedings

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, and A I M Distributors, Inc. (“ADI”), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), the Colorado Division of Securities (“CODS”) and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC (“AMVESCAP”), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities (“CODS”) with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG’s sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC’s settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM’s agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund’s financial statements in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. (“AIM Management”), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP’s 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

NOTE 14—Legal Proceedings (continued)

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

NOTE 14—Legal Proceedings (continued)

OTHER INFORMATION

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bruce L. Crockett , Chair

Bob R. Baker

Frank S. Bayley

James T. Bunch

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll

Mark H. Williamson

Robert H. Graham

President

Mark H. Williamson

Executive Vice President

Lisa O. Brinkley

Senior Vice President

and Chief Compliance Officer

Kevin M. Carome

Senior Vice President, Secretary,

and Chief Legal Officer

Sidney M. Dilgren

Vice President and Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

Counsel to the Fund

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Core Stock Fund1

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund

AIM Dynamics Fund1

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund2

AIM Mid Cap Growth Fund

AIM Mid Cap Stock Fund1

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM S&P 500 Index Fund1

AIM Select Equity Fund

AIM Small Cap Equity Fund3

AIM Small Cap Growth Fund4

AIM Small Company Growth Fund1

AIM Total Return Fund*1

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

AIM Weingarten Fund

*	Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund5

AIM Global Aggressive Growth Fund

AIM Global Equity Fund6

AIM Global Growth Fund

AIM Global Value Fund

AIM International Core Equity Fund1

AIM International Emerging Growth Fund7

AIM International Growth Fund

AIM Trimark Fund

Sector Equity

AIM Advantage Health Sciences Fund1

AIM Energy Fund1

AIM Financial Services Fund1

AIM Global Health Care Fund

AIM Gold & Precious Metals Fund1

AIM Health Sciences Fund1

AIM Leisure Fund1

AIM Multi-Sector Fund1

AIM Real Estate Fund

AIM Technology Fund1

AIM Utilities Fund1

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

Premier U.S.Government Money Portfolio1

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

AIM Allocation Solutions

AIM Aggressive Allocation Fund

AIM Conservative Allocation Fund

AIM Moderate Allocation Fund

[1]	The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund.

[2]	As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor.

[3]	AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor.

[4]	AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor.

[5]	AIM European Small Company Fund will close to new investors when net assets reach $500 million.

[6]	Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund.

[7]	AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million.

If used after January 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by A I M Distributors, Inc.

A I M Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $132 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $363 billion in assets under management. Data as of September 30, 2004.

Consider the investment objectives, risks, and charges and expenses carefully. For this and other information about AIM funds, obtain a prospectus from your financial advisor or AIMinvestments.com and read it thoroughly before investing.

AIMinvestments.com	I-TEC-SAR-1	A I M Distributors, Inc.

[Your goals. Our solutions.]

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Mutual Funds	Retirement Products	Annuities	College Savings Plans	Separately Managed Accounts	Offshore Products	Alternative Investments	Cash Management

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INVESCO Utilities Fund

Semiannual Report to Shareholders • September 30, 2004

[COVER IMAGE]

Effective October 15, 2004, after the close of the reporting period,

INVESCO Utilities Fund was renamed AIM Utilities Fund.

[Your goals. Our solutions.]

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INVESCO UTILITIES FUND seeks capital growth and income.

■	Unless otherwise stated, information presented in this report is as of 9/30/04 and is based on total net assets.

■	Effective 10/15/04, after the close of the reporting period, INVESCO Utilities Fund was renamed AIM Utilities Fund.

About share classes

■	Effective 9/30/03, Class B shares are not available as an investment for retirement plans maintained pursuant to Section 401 of the Internal Revenue Code, including 401(k) plans, money purchase pension plans and profit sharing plans. Plans that have existing accounts invested in Class B shares will continue to be allowed to make additional purchases.

■	Investor Class shares are closed to most investors. For more information on who may continue to invest in the Investor Class shares, please see the prospectus.

Principal risks of investing in the fund

■	Investing in a single-sector or single-region mutual fund involves greater risk and potential reward than investing in a more diversified fund.

■	By concentrating on a small number of holdings, the fund carries greater risk because each investment has a greater effect on the fund’s overall performance.

■	International investing presents certain risks not associated with investing solely in the United States. These include risks relating to fluctuations in the value of the U.S. dollar relative to the values of other currencies, the custody arrangements made for the fund’s foreign holdings, differences in accounting, political risks and the lesser degree of public information required to be provided by non-U.S. companies. The fund may invest up to 25% of its assets in the securities of non-U.S. issuers. Securities of Canadian issuers and American Depositary Receipts are not subject to this 25% limitation.

■	Investing in small and mid-size companies involves risks not associated with investing in more established companies, including business risk, significant stock price fluctuations and illiquidity.

About indexes used in this report

■	The unmanaged Lehman U.S. Aggregate Bond Index represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). The unmanaged Lehman High Yield Index represents the performance of high-yield debt securities. The unmanaged Lehman Municipal Bond Index represents the performance of investment-grade municipal bonds. All are compiled by Lehman Brothers, a global investment bank.

■	The unmanaged Lipper Utility Fund Index represents an average of the 30 largest utility funds tracked by Lipper, Inc., an independent mutual fund performance monitor.

■	The unmanaged Standard & Poor’s Composite Index of 500 Stocks (the S&P 500 —registered trademark— Index) is an index of common stocks frequently used as a general measure of U.S. stock market performance.

■	The fund is not managed to track the performance of any particular index, including the indexes defined here, and consequently, the performance of the fund may deviate significantly from the performance of the indexes.

■	A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of an index of funds reflects fund expenses; performance of a market index does not.

Other information

■	The returns shown in the Management’s Discussion of Fund Performance are based on net asset values calculated for shareholder transactions. Generally accepted accounting principles require adjustments to be made to the net assets of the fund at period end for financial reporting purposes, and as such, the net asset values for shareholder transactions and the returns based on those net asset values may differ from the net asset values and returns reported in the Financial Highlights.

■	Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. and Standard & Poor’s.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800-959-4246 or on the AIM Web site, AIMinvestments.com. On the home page, scroll down and click on AIM Funds Proxy Policy. The information is also available on the Securities and Exchange Commission’s Web site, sec.gov.

Information regarding how the fund voted proxies related to its portfolio securities during the 12 months ended 6/30/04 is available at our Web site. Go to AIMinvestments.com, access the About Us tab, click on Required Notices and then click on Proxy Voting Activity. Next, select your fund from the drop-down menu.

Beginning with fiscal periods ending after December 31, 2004, the fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Copies of the fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the fund are 811-3826 and 002-85905. The fund’s most recent portfolio holdings, as filed on Form N-Q, are also available at www.aiminvestments.com.

This report must be accompanied or preceded by a currently effective fund prospectus, which contains more complete information, including sales charges and expenses. Read it carefully before you invest.

Not FDIC Insured May lose value No bank guarantee

AIMinvestments.com

TO  OUR  SHAREHOLDERS

Dear Fellow Shareholder of The AIM Family of Funds —registered trademark— :

New Board Chairman

[GRAHAM PHOTO] Robert H. Graham	It is my pleasure to introduce you to Bruce Crockett, the new Chairman of the Board of Trustees of the AIM Funds. It has been my honor to have served as Chairman of the Board of Trustees of the AIM Funds ever since Ted Bauer retired from that position in 2000. However, as you may be aware, the U.S. Securities and Exchange Commission recently adopted a rule requiring that an independent fund trustee, meaning a trustee who is not an officer of the fund’s investment advisor, serve as chairman of the funds’ board. In addition, a similar provision was included in the terms of AIM Advisors’ recent settlements with certain regulators. Accordingly, the AIM Funds’ board recently elected Mr. Crockett, one of the 14 independent trustees on the AIM Funds’ board, as Chairman. His appointment became effective on October 4. I will remain on the funds’ board, as will Mark Williamson, President and Chief Executive Officer of AIM. I will also remain Chairman of A I M Management Group Inc.

[CROCKETT PHOTO]

Mr. Crockett has been a member of the AIM Funds’ board since 1992, when AIM acquired certain funds that had been advised by CIGNA. He had been a member of the board of those funds since 1978. Mr. Crockett has more than 30 years of experience in finance and general management and has been Chairman of Crockett Technologies Associates since 1996. He is the first independent chairman of the funds’ board in AIM’s history, as he is not affiliated with AIM or AMVESCAP in any way. He is committed to ensuring that the AIM Funds adhere to the highest standards of corporate governance for the benefit of fund shareholders, and we at AIM share that commitment.

Bruce L. Crockett	Market conditions during the reporting period

Domestic equity markets were essentially flat during the six months covered by this report, with the S&P 500 Index producing a total return of -0.18%. Within that index, however, the energy sector performed quite well, up almost 20%, riding the wave of record high oil prices. In general, bonds were only marginally more attractive than stocks. The Lehman U.S. Aggregate Bond Index returned 0.68% during the same six months. Within the total bond market, the high yield sector and the municipal bond sector produced the best results, as measured by their respective Lehman indexes.

In periods of lackluster market performance like the one covered by this report, we encourage our shareholders to look past short-term performance and focus on their long-term investment goals. Whether markets rise, fall or go sideways, the one sure thing is their short-term unpredictability. However, historically, markets have risen over the long run, with the S&P 500 Index returning 13.13% per year on average over the past 25 years and the Lehman U.S. Aggregate Bond Index returning 9.39%.* While past performance cannot guarantee future results, we believe staying invested for the long term offers the best opportunity for capital growth.

Your fund

In the following pages you will find an explanation of how your fund was managed during the six-month reporting period and how it performed in comparison to various benchmarks. We hope you find this discussion informative. Current information about your fund and about the markets in general is always available on our Web site, AIMinvestments.com.

AIM remains committed, as ever, to building solutions for your investment goals, and we thank you for your continued participation in AIM Investments. If you have any questions, please contact our Client Service representatives at 800-959-4246.

Sincerely,

/s/ Robert H. Graham
Robert H. Graham
Chairman
A I M Management Group Inc.
November 3, 2004

*	Average annual total return September 30, 1979, to September 30, 2004. Source: Lipper, Inc.

MANAGEMENT’S  DISCUSSION  OF  FUND  PERFORMANCE

Electric utilities performed strongly for fund

INVESCO Utilities Fund’s Investor Class shares returned 6.90% for the six months ended September 30, 2004. (Investor Class shares have no front-end or contingent deferred sales charges. Therefore, performance is at net asset value.) Results for the fund’s other share classes and for its benchmark indexes are found in the table on page 3.

The fund outperformed the 5.87% return of its peers, as represented by the Lipper Utility Fund Index, as well as the -0.18% return of the S&P 500 Index, often cited as a general measure of the U.S. stock market as a whole.

We credit stock selection for the fund’s outperformance of its peers. The fund outperformed the S&P 500 Index because the utilities sector, which makes up only a small proportion of that index, performed better than the average of the stocks in the index over the reporting period.

Market conditions

The U.S. economy showed strength during the six-month reporting period covered by this report. The Department of Commerce reported that gross domestic product, the broadest measure of economic activity, expanded at an annualized rate of 3.3% in the second quarter and 3.7% in the third quarter of 2004.

The U.S. Federal Reserve (the Fed), acting on evidence that economic conditions were generally improving and that inflation was increasing, raised the key federal funds target rate from 1.00% in June to 1.75% in September. Recent Fed Beige Books have discussed increasing manufacturing activity, improving retail sales and robust residential real estate activity. In its September Beige Book, the Fed reported that “economic activity continued to expand in late July and August,” though in some areas “the pace had slowed.”

The stock market, however, showed little change for the period — a decline of less than one percent in the S&P 500 Index — as generally positive economic news was balanced by geopolitical uncertainty, terrorism concerns, soaring oil prices and pre-election uncertainty. Within the S&P 500 Index, the energy, industrials and materials sectors produced the strongest returns, while information technology, consumer staples and health care were the worst-performing sectors. Utilities stocks, on average, were about in the middle. On the whole, value stocks outperformed growth stocks for the period.

Your fund

The fund’s holdings in the electric utilities industry performed well during the period. However, we decreased total holdings in that industry and strategically reallocated assets to other industries that we felt had greater potential for total return, such as multi-utilities and unregulated power.

In addition, we decreased the fund’s exposure to the international market during the period because the strengthening U.S. dollar and the less vigorous economic growth in most of the relevant countries made international investments less advantageous. Focusing on our best opportunities in key industries resulted in a smaller number of holdings in the fund.

The fund’s allocation to electric utilities helped performance, especially in the latter half of the period, as investors sought steady, dividend-paying stocks. The diversified telecommunications industry also boosted results, as certain companies performed well. There were no industries that detracted from fund results, though a few had very low rates of return, such as electrical equipment and wireless telecommunication services.

Among specific holdings that affected performance were the following:

■	One of the largest contributors to positive performance in the period was TXU. This Texas-based power producer and marketer restructured its balance sheet to reduce interest

PORTFOLIO COMPOSITION BY INDUSTRY

[PIE CHART]

Integrated Telecommunications Services	11.4%
Gas Utilities	6.4%
Oil & Gas Refining, Marketing & Transportation	5.0%
Wireless Telecommunication Services	2.5%
Diversified Metals & Mining	2.0%
Water Utilities	1.6%
Money Market Funds Plus Other Assets Less Liabilities	2.5%
Electric Utilities	46.4%
Multi-Utilities & Unregulated Power	22.2%

TOP 10 EQUITY HOLDINGS*
1. TXU Corp.	5.1%
2. Exelon Corp.	4.3
3. Dominion Resources, Inc.	4.3
4. Entergy Corp.	4.3
5. PG&E Corp.	4.1
6. FirstEnergy Corp.	4.1
7. FPL Group, Inc.	3.6
8. Questar Corp.	3.5
9. Sempra Energy	3.2
10. Williams Cos., Inc. (The)	2.9

TOP COUNTRIES*
1. United States	83.1%
2. United Kingdom	6.4
3. Italy	2.5
4. Germany	2.2
5. France	1.6
6. Spain	1.5

The fund’s holdings are subject to change, and there is no assurance that the fund will continue to hold any particular security.

*	Excludes money market fund holdings.

2

payments and increase profits, and new management at TXU was executing a successful turnaround.

■	Another strong contributor was Citizens Communications, which specializes in providing telecommunications services to rural areas and small towns in parts of 24 states. Its stock rose sharply after the firm decided to “capitalize on the company’s strong free cash flow” by declaring a special dividend of $2 per share and instituting a regular annual dividend of $1 per share.

■	Power producer Calpine’s effect on fund performance was negative. The company was depending heavily on improvement in the wholesale electricity market. As the relatively cool summer depressed electricity demand and prices for wholesale electricity remained low, Calpine experienced considerable losses. However, a cool summer is not a long-term problem, and since we believe Calpine still has potential, we retained it in the fund’s portfolio.

■	Entergy, also a producer and marketer of electrical power, struggled in the first half of the period. The company surprised the market with its announcement that it was seeking a buyer for its energy-trading partnership with Koch Industries (not a fund holding), but by the time the company announced a buyer, the stock had rebounded, and it produced a gain for the fund over the period as a whole.

In closing

The fund continued to pursue its objectives of capital growth and income through the strategies of investing in the stocks of companies engaged in producing, generating, transmitting or distributing electricity or natural gas, as well as firms that provide telecommunications services. Because utilities tend to underperform in an environment of rising interest rates, we maintained our focus on holding strong companies with reasonable growth prospects and attractive dividend yields. We are pleased with the fund’s performance during the period, and we thank you for your continued investment in INVESCO Utilities Fund.

The views and opinions expressed in Management’s Discussion of Fund Performance are those of A I M Advisors, Inc. These views and opinions are subject to change at any time based on factors such as market and economic conditions. These views and opinions may not be relied upon as investment advice or recommendations, or as an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the fund. Statements of fact are from sources considered reliable, but A I M Advisors, Inc. makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

See important fund and index disclosures inside front cover.

FUND VS. INDEXES

Total returns 3/31/04-9/30/04, excluding applicable sales charges. If sales charges were included, returns would be lower.

Class A Shares	6.90%
Class B Shares	6.54
Class C Shares	6.49
Investor Class Shares	6.90
S&P 500 Index (Broad Market Index)	-0.18
Lipper Utility Fund Index
(Peer Group Index)	5.87

Source: Lipper, Inc.

TOTAL NET ASSETS	$211.3 million
TOTAL NUMBER OF HOLDINGS*	46

[SEGNER PHOTO]	John S. Segner

Mr. Segner, the lead portfolio manager of INVESCO Utilities Fund, has more than 20 years of experience in the energy and investment industries. Before joining INVESCO in 1997, he was managing director and principal with an investment management company that focused exclusively on publicly-traded energy stocks. Prior to that, he held positions with several energy companies. Mr. Segner holds a B.S. in civil engineering from the University of Alabama and an M.B.A. with a concentration in finance from The University of Texas at Austin.

[RIGHT ARROW GRAPHIC]

For a presentation of your fund’s long-term performance record, please turn to page 5.

3

INFORMATION  ABOUT  YOUR  FUND’S  EXPENSES

Calculating your ongoing fund expenses

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, April 1, 2004 - September 30, 2004.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
	Beginning Account Value (4/1/04)	Ending Account Value (9/30/04)[1]	Expenses Paid During Period[2]	Ending Account Value (9/30/04)	Expenses Paid During Period[2]
Class A	$1,000.00	$1,069.00	$7.26	$1,018.05	$7.08
Class B	1,000.00	1,065.40	10.61	1,014.79	10.35
Class C	1,000.00	1,064.90	10.61	1,014.79	10.35
Investor	1,000.00	1,069.00	6.74	1,018.55	6.58

[1]	The actual ending account value is based on the actual total return of the fund for the period April 1, 2004, to September 30, 2004, after actual expenses and will differ from the hypothetical ending account value, which is based on the fund’s expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period April 1, 2004, to September 30, 2004, was 6.90%, 6.54%, 6.49% and 6.90% for Class A, B and C and Investor Class shares, respectively.

[2]	Expenses are equal to the fund’s annualized expense ratio (1.40%, 2.05%, 2.05% and 1.30% for Class A, B and C and Investor Class shares, respectively) multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[ARROW BUTTON IMAGE]	For More Information Visit AIMinvestments.com

4

LONG-TERM PERFORMANCE

Your fund’s long-term performance

Below you will find a presentation of your fund’s long-term performance record for periods ended 9/30/04, the close of the six-month period covered by this report.

Please read the important disclosure accompanying these tables, which explains how fund performance is calculated and the sales charges, if any, that apply to the share class in which you are invested.

AVERAGE ANNUAL TOTAL RETURNS

As of 9/30/04, including applicable sales charges

Class A Shares
Inception (3/28/02)	0.62%
1 Year	13.51

Class B Shares
Inception (3/28/02)	1.01%
1 Year	14.32

Class C Shares
Inception (2/14/00)	-10.47%
1 Year	18.15

Investor Class Shares
Inception (6/2/86)	7.76%
10 Years	5.76
5 Years	-4.75
1 Year	20.23

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit AIMinvestments.com for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the fund’s share classes will differ due to different sales charge structures and class expenses.

Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower.

5

FINANCIALS

Schedule of Investments

September 30, 2004

(Unaudited)

	Shares	Market Value
Domestic Common Stocks–82.53%

Diversified Metals & Mining–1.96%
Peabody Energy Corp.	69,400	$4,129,300

Electric Utilities–41.83%
Ameren Corp.	120,000	5,538,000
American Electric Power Co., Inc.	135,000	4,314,600
CenterPoint Energy, Inc.	250,000	2,590,000
Cinergy Corp.	105,000	4,158,000
DTE Energy Co.	45,100	1,902,769
Edison International	200,000	5,302,000
Entergy Corp.	150,000	9,091,500
Exelon Corp.	249,950	9,170,665
FirstEnergy Corp.	210,000	8,626,800
FPL Group, Inc.	112,900	7,713,328
OGE Energy Corp.	100,000	2,523,000
PG&E Corp.(a)	286,300	8,703,520
PPL Corp.	128,700	6,072,066
TXU Corp.	225,000	10,782,000
Wisconsin Energy Corp.	60,000	1,914,000
		88,402,248

Gas Utilities–3.59%
KeySpan Corp.	145,000	5,684,000
Peoples Energy Corp.	45,600	1,900,608
		7,584,608

Integrated Telecommunication Services–9.57%
Citizens Communications Co.	410,000	5,489,900
SBC Communications Inc.	174,712	4,533,776
Sprint Corp.	250,000	5,032,500
Verizon Communications Inc.	131,358	5,172,878
		20,229,054

Multi-Utilities & Unregulated Power–19.00%
Calpine Corp.(a)(b)	1,600,000	4,640,000
Dominion Resources, Inc.	140,000	9,135,000
Equitable Resources, Inc.	100,000	5,431,000
ONEOK, Inc.	150,000	3,903,000
Questar Corp.	160,000	7,331,200
SCANA Corp.	76,900	2,871,446
Sempra Energy	188,900	6,836,291
		40,147,937

	Shares	Market Value

Oil & Gas Refining, Marketing & Transportation–5.00%
Kinder Morgan, Inc.	70,000	$4,397,400
Williams Cos., Inc. (The)	510,000	6,171,000
		10,568,400

Water Utilities–1.58%
Aqua America Inc.	151,250	3,344,138
Total Domestic Common Stocks (Cost $148,149,860)		174,405,685
Foreign Stocks & Other Equity Interests–13.95%

France–1.63%
Veolia Environnement (Multi-Utilities & Unregulated Power)(b)(c)	119,400	3,446,373

Germany–2.25%
E.ON A.G. (Electric Utilities)(c)	64,255	4,753,686

Italy–2.52%
Snam Rete Gas S.p.A. (Gas Utilities)(b)(c)	360,600	1,748,965
Telecom Italia S.p.A. RNC (Integrated Telecommunication Services)(c)	448,368	1,031,563
Terna S.p.A. (Electric Utilities)(a)(b)	1,073,100	2,555,581
		5,336,109

Spain–1.49%
Iberdrola S.A. (Electric Utilities)(c)	50,000	1,041,048
Telefonica S.A. (Integrated Telecommunication Services)(c)	140,143	2,105,705
		3,146,753

United Kingdom–6.06%
Centrica PLC (Gas Utilities)(c)	899,800	4,099,050
National Grid Transco PLC (Multi-Utilities & Unregulated Power)(c)	400,000	3,387,165
Vodafone Group PLC (Wireless Telecommunication Services)(c)	1,468,018	3,525,544
Vodafone Group PLC-ADR (Wireless Telecommunication Services)	74,100	1,786,551
		12,798,310
Total Foreign Stocks & Other Equity Interests (Cost $25,556,451)		29,481,231

F-1

	Principal Amount	Market Value
Notes–1.00%

Electric Utilities–0.62%
AmerenEnergy Generating Co.-Series C, Sr. Unsec. Global Notes, 7.75%, 11/01/05(d)	$750,000	$791,175
Kansas City Power & Light Co., Sr. Unsec. Notes, 7.13%, 12/15/05(d)	500,000	525,235
		1,316,410

Integrated Telecommunication Services–0.38%
British Telecommunications PLC (United Kingdom), Global Notes, 7.88%, 12/15/05(d)	750,000	794,415
Total Notes (Cost $2,249,653)		2,110,825
	Shares
Money Market Funds–3.41%
INVESCO Treasurer’s Money Market Reserve Fund (Cost $7,218,219)(e)	7,218,219	7,218,219
TOTAL INVESTMENTS–100.89% (excluding investments purchased with cash collateral from securities loaned) (Cost $183,174,183)		213,215,960

Investment Abbreviations:

ADR	AmericanDepositary Receipt
Sr.	Senior
Unsec.	Unsecured

	Shares	Market Value
Investments Purchased With Cash Collateral From Securities Loaned
Money Market Funds–4.88%
INVESCO Treasurer’s Money Market Reserve Fund(e)(f)	10,317,827	$10,317,827
Total Money Market Funds (purchased with cash collateral from securities loaned) (Cost $10,317,827)		10,317,827
TOTAL INVESTMENTS–105.77% (Cost $193,492,010)		223,533,787
OTHER ASSETS LESS LIABILITIES–(5.77%)		(12,199,560)
NET ASSETS–100.00%		$211,334,227

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	All or a portion of this security has been pledged as collateral for security lending transactions at September 30, 2004.
(c)	In accordance with procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at September 30, 2004 was $25,139,099, which represented 11.25% of the Fund’s Total Investments. See Note 1A.
(d)	In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The aggregate market value of these securities at September 30, 2004 was $2,110,825, which represented 0.94% of the Fund’s Total Investments. See Note 1A.
(e)	The money market fund and the Fund are affiliated by having the same investment advisor. Effective October 15, 2004, the INVESCO Treasurer’s Money Market Reserve Fund was renamed Premier Portfolio. See Note 3.
(f)	The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 7.

See accompanying notes which are an integral part of the financial statements.

F-2

Statement of Assets and Liabilities

September 30, 2004

(Unaudited)

Assets:
Investments, at market value (cost $175,955,964)*	$205,997,741
Investments in affiliated money market funds (cost $17,536,046)	17,536,046
Total investments (cost $193,492,010)	223,533,787
Receivables for:
Fund shares sold	52,341
Dividends and interest	364,090
Investments matured (Note 9)	209,725
Investment for trustee deferred compensation and retirement plans	74,386
Other assets	25,340
Total assets	224,259,669

Liabilities:
Payables for:
Investments purchased	1,787,220
Fund shares reacquired	260,760
Dividends	363
Trustee deferred compensation and retirement plans	92,301
Collateral upon return of securities loaned	10,317,827
Accrued distribution fees	56,131
Accrued trustees’ fees	167
Accrued transfer agent fees	79,871
Accrued operating expenses	330,802
Total liabilities	12,925,442
Net assets applicable to shares outstanding	$211,334,227

Net assets consist of:
Shares of beneficial interest	$282,298,376
Undistributed net investment income	267,919
Undistributed net realized gain (loss) from investment securities and foreign currencies	(96,885,152)
Unrealized appreciation of investment securities and foreign currencies	25,653,084
$211,334,227

Net Assets:
Class A	$103,476,256
Class B	$31,802,592
Class C	$5,925,270
Investor Class	$70,130,109

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	9,728,930
Class B	2,979,819
Class C	550,980
Investor Class	6,539,020
Class A:
Net asset value per share	$10.64
Offering price per share:
(Net asset value of $10.64 ÷ 94.50%)	$11.26
Class B:
Net asset value and offering price per share	$10.67
Class C:
Net asset value and offering price per share	$10.75
Investor Class:
Net asset value and offering price per share	$10.72

*	At September 30, 2004, securities with an aggregate market value of $9,892,309 were on loan to brokers.

See accompanying notes which are an integral part of the financial statements.

F-3

Statement of Operations

For the six months ended September 30, 2004

(Unaudited)

Investment income:
Dividends (net of foreign withholding tax of $98,528)	$4,602,281
Dividends from affiliated money market funds*	65,520
Interest	76,235
Total investment income	4,744,036

Expenses:
Advisory fees	764,059
Administrative services fees	37,725
Custodian fees	12,237
Distribution fees:
Class A	123,639
Class B	159,714
Class C	30,086
Investor Class	83,597
Transfer agent fees	417,345
Trustees’ fees and retirement benefits	7,366
Other	144,385
Total expenses	1,780,153
Less: Fees waived, expenses reimbursed and expense offset arrangements	(263,885)
Net expenses	1,516,268
Net investment income	3,227,768

Realized and unrealized gain (loss) from investment securities and foreign currencies:
Net realized gain (loss) from:
Investment securities	4,265,256
Foreign currencies	(7,943)
4,257,313
Change in net unrealized appreciation of:
Investment securities	5,800,890
Foreign currencies	617
5,801,507
Net gain from investment securities and foreign currencies	10,058,820
Net increase in net assets resulting from operations	$13,286,588
*	Dividends from affiliated money market funds are net of income rebate paid to securities lending counterparties.

See accompanying notes which are an integral part of the financial statements.

F-4

Statement of Changes in Net Assets

For the six months ended September 30, 2004 and the year ended March 31, 2004

(Unaudited)

	September 30, 2004	March 31, 2004

Operations:
Net investment income	$3,227,768	$2,850,802
Net realized gain from investment securities and foreign currencies	4,257,313	16,033,275
Change in net unrealized appreciation of investment securities and foreign currencies	5,801,507	15,852,281
Net increase in net assets resulting from operations	13,286,588	34,736,358
Distributions to shareholders from net investment income:
Class A	(1,468,929)	(685,258)
Class B	(361,907)	(122,921)
Class C	(67,306)	(31,061)
Investor Class	(1,021,492)	(1,882,805)
Decrease in net assets resulting from distributions	(2,919,634)	(2,722,045)
Share transactions–net:
Class A	(3,486,796)	90,205,591
Class B	(4,356,887)	30,514,206
Class C	(813,599)	4,962,878
Investor Class	(2,381,957)	(19,748,567)
Net increase (decrease) in net assets resulting from share transactions	(11,039,239)	105,934,108
Net increase (decrease) in net assets	(672,285)	137,948,421

Net assets:
Beginning of period	212,006,512	74,058,091
End of period (including undistributed net investment income of $267,919 and $(40,215), respectively)	$211,334,227	$212,006,512

See accompanying notes which are an integral part of the financial statements.

F-5

Notes to Financial Statements

September 30, 2004

(Unaudited)

NOTE 1—Significant Accounting Policies

INVESCO Utilities Fund (the “Fund”) is a series portfolio of AIM Sector Funds (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of seven separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Effective October 15, 2004, the Fund was renamed AIM Utilities Fund.

The Fund’s investment objective is to achieve capital growth and current income. Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

Under the Trust’s organizational documents, the Fund’s officers, trustees, employees and agents are indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price (“NOCP”) as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund’s net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, domestic and foreign index futures and exchange-traded funds.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

F-6

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to use a portion of the proceeds from redemptions as distributions for federal income tax purposes.
D.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
E.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
F.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”), are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.
G.	Foreign Currency Translations — Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
H.	Foreign Currency Contracts — A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into master investment advisory agreements with A I M Advisors, Inc. (“AIM”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee based on the annual rate of the Fund’s average net assets as follows:

Average Net Assets	Rate
First $350 million	0.75%
From $350 million to $700 million	0.65%
From $700 million to $2 billion	0.55%
From $2 billion to $4 billion	0.45%
From $4 billion to $6 billion	0.40%
From $6 billion to $8 billion	0.375%
Over $8 billion	0.35%

F-7

Effective November 25, 2003, AIM entered into a sub-advisory agreement with INVESCO Institutional (N.A.), Inc. (“INVESCO”) whereby AIM paid INVESCO 40% of the fee paid by the Fund to AIM. Effective September 30, 2004, the sub-advisory agreement between AIM and INVESCO was terminated.

AIM has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Investor Class shares to 1.40%, 2.05%, 2.05% and 1.30% of average daily net assets, respectively. AIM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Operating Expenses (excluding certain items discussed below) of Class A, Class B, Class C and Investor Class shares to 2.00%, 2.65%, 2.65% and 1.90% of average daily net assets, respectively through March 31, 2005. In determining the advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses to exceed the caps stated above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary items (these are expenses that are not anticipated to arise from the Fund’s day-to-day operations), or items designated as such by the Fund’s Board of Trustees; (v) expenses related to a merger or reorganization, as approved by the Fund’s Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Currently, the only expense offset arrangements from which the Fund benefits are in the form of credits that the Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. Those credits are used to pay certain expenses incurred by the Fund. Further, AIM has voluntarily agreed to waive advisory fees of the Fund in the amount of 25% of the advisory fee AIM receives from the affiliated money market funds on investments by the Fund in such affiliated money market funds (excluding investments made in affiliated money market funds with cash collateral from securities loaned by the fund). Voluntary fee waivers or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. To the extent that the annualized ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. To the extent that the annualized expense ratio does not exceed the expense limitation, AIM will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year. For the six months ended September 30, 2004, AIM waived fees of $202,095.

For the six months ended September 30, 2004, at the direction of the Trustees of the Trust, AMVESCAP PLC (“AMVESCAP”) has assumed $6,747 of expenses incurred by the Fund in connection with matters related to recently settled regulatory actions and investigations concerning market timing activity in the AIM and INVESCO Funds, including legal, audit, shareholder servicing, communication and trustee expenses. These expenses along with the related expense reimbursement, are included in the Statement of Operations.

The Fund, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended September 30, 2004, AIM was paid $37,725 for such services.

The Fund, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. (“AISI”) a fee for providing transfer agency and shareholder services to the Fund and reimburse AISI for certain expenses incurred by AISI in the course of providing such services. For the six months ended September 30, 2004, the Fund paid AISI $417,345. AISI may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services.

The Trust has entered into master distribution agreements with A I M Distributors, Inc. (“AIM Distributors”) to serve as the distributor for the Class A, Class B, Class C and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays AIM Distributors compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of these amounts, up to 0.25% of the average daily net assets of the Class A, Class B, Class C and Investor Class shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. NASD Rules also impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. Pursuant to the Plans, for the six months ended September 30, 2004, the Class A, Class B, Class C and Investor Class shares paid AIM Distributors $123,639, $159,714, $30,086 and $83,597, respectively and AIM reimbursed plan fees of $0, $15,971, $3,009 and $33,439 for Class A, Class B, Class C and Investor Class shares, respectively.

Front-end sales commissions and contingent deferred sales charges (“CDSC”) (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended September 30, 2004, AIM Distributors advised the Fund that it retained $6,193 in front-end sales commissions from the sale of Class A shares and $2, $1,484 and $566 from Class A, Class B and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of AIM, AISI, INVESCO and/or AIM Distributors.

F-8

NOTE 3—Investments in Affiliates

The Fund is permitted, pursuant to an exemptive order from the SEC, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the six months ended September 30, 2004.

Investments of Daily Available Cash Balances:

Fund	Market Value 03/31/04	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 9/30/04	Dividend Income	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$4,862,426	$31,363,008	$(29,007,215)	$—	$7,218,219	$26,014	$—

Investments of Cash Collateral from Securities Lending Transactions:

Fund	Market Value 03/31/04	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Market Value 9/30/04	Dividend Income*	Realized Gain (Loss)
INVESCO Treasurer’s Money Market Reserve Fund	$—	$30,556,577	$(20,238,750)	$—	$10,317,827	$39,506	$—
Total	$4,862,426	$61,919,585	$(49,245,965)	$—	$17,536,046	$65,520	$—
*	Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 4—Expense Offset Arrangements

The expense offset arrangements are comprised of (i) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (ii) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended September 30, 2004, the Fund received credits in transfer agency fees of $572 and credits in custodian fees of $2,052 under expense offset arrangements, which resulted in a reduction of the Fund’s total expenses of $2,624.

NOTE 5—Trustees’ Fees

Trustees’ fees represent remuneration paid to each Trustee of the Trust who is not an “interested person” of AIM. Trustees have the option to defer compensation payable by the Trust. Those Trustees who defer compensation have the option to select various AIM Funds and INVESCO Funds in which their deferral accounts shall be deemed to be invested.

Current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan.

Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

During the six months ended September 30, 2004, the Fund paid legal fees of $1,547 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Borrowings

Pursuant to an exemptive order from the SEC, the Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds and the INVESCO Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. A loan will be secured by collateral if the Fund’s aggregate borrowings from all sources exceeds 10% of the Fund’s total assets. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the six months ended September 30, 2004.

The Fund is a participant in an uncommitted unsecured revolving credit facility with State Street Bank and Trust Company (“SSB”). The Fund may borrow up to the lesser of (i) $125,000,000, or (ii) the limits set by its prospectus for borrowings. The Fund and other funds advised by AIM which are parties to the credit facility can borrow on a first come, first served basis. Principal on each loan outstanding shall bear interest at the bid rate quoted by SSB at the time of the request for the loan. The Fund did not borrow under the facility during the six months ended September 30, 2004.

Additionally, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (i) leave funds in the account so the custodian can be compensated by earning the additional interest; or (ii) compensate by paying the custodian bank. In either case, the custodian bank will be compensated at an amount equal to the Federal Funds rate plus 100 basis points.

F-9

NOTE 7—Portfolio Securities Loaned

The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

At September 30, 2004, securities with an aggregate value of $9,892,309 were on loan to brokers. The loans were secured by cash collateral of $10,317,827 received by the Fund and subsequently invested in an affiliated money market fund. For the six months ended September 30, 2004, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $39,506 for securities lending transactions.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited as of March 31, 2004 to utilizing $78,968,464 of capital loss carryforward in the fiscal year ended March 31, 2005.

The Fund had a capital loss carryforward as of March 31, 2004 which expires as follows:

Expiration	Capital Loss Carryforward*
March 31, 2009	$3,835,193
March 31, 2010	72,832,448
March 31, 2011	23,729,348
Total capital loss carryforward	$100,396,989
*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code. To the extent that unrealized gains as of November 24, 2003, the date of the reorganization of AIM Global Utilities Fund into the Fund, are realized on securities held in each fund at such date, the capital loss carryforward may be further limited for up to five years from the date of the reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the six months ended September 30, 2004 was $47,626,822 and $61,584,842, respectively.

Receivable for investments matured represents the estimated proceeds to the Fund by Candescent Technologies Corp. which is in default with respect to the principal payments on $4,866,000 par value, Senior Unsecured Guaranteed Subordinated Debentures, 8.00%, which were due May 1, 2003. This estimate was determined in accordance with the fair valuation procedures authorized by the Board of Trustees. Unrealized appreciation (depreciation) at September 30, 2004 was $(4,392,624).

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$34,717,996
Aggregate unrealized (depreciation) of investment securities	(9,620,732)
Net unrealized appreciation of investment securities	$25,097,264

Cost of investments for tax purposes is $198,646,248.

F-10

NOTE 10—Share Information

The Fund currently offers four different classes of shares: Class A shares, Class B shares, Class C shares and Investor Class shares. Class A shares are sold with a front-end sales charge. Class B shares and Class C shares are sold with CDSC. Investor Class shares are sold at net asset value. Under certain circumstances, Class A shares are subject to CDSC. Generally, Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase.

Changes in Shares Outstanding(a)
	Six months ended September 30, 2004		Year ended March 31, 2004
	Shares	Amount	Shares	Amount
Sold:
Class A	547,506	$5,635,852	369,607	$3,431,799
Class B	216,187	2,220,265	176,285	1,853,321
Class C	61,398	633,266	807,064	7,343,248
Investor Class	608,343	6,318,170	3,818,233	34,835,240
Issued as reinvestment of dividends:
Class A	124,621	1,285,373	62,226	612,670
Class B	30,697	317,890	10,830	108,358
Class C	5,606	58,554	2,821	27,715
Investor Class	92,338	960,045	188,941	1,774,589
Issued in connection with acquisitions:(b)
Class A	—	—	10,626,480	96,253,467
Class B	—	—	3,885,472	35,282,815
Class C	—	—	583,619	5,339,132
Automatic conversion of Class B shares to Class A shares:
Class A	176,122	1,780,761	352,095	3,459,012
Class B	(175,646)	(1,780,761)	(351,068)	(3,459,012)
Reacquired:
Class A	(1,208,691)	(12,188,782)	(1,376,346)	(13,551,357)
Class B	(506,090)	(5,114,281)	(330,477)	(3,271,276)
Class C	(146,415)	(1,505,419)	(844,282)	(7,747,217)
Investor Class	(944,506)	(9,660,172)	(6,105,643)	(56,358,396)
	(1,118,530)	$(11,039,239)	11,875,857	$105,934,108
(a)	There is one entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 13% of the outstanding shares of the Fund. The Fund’s principle underwriter may have an agreement with this entity to sell Fund shares. The Fund, AIM and/or AIM affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, AIM and/or AIM affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this shareholder are also owned beneficially.
(b)	As of the open of business on November 24, 2003, the Fund acquired all of the net assets of AIM Global Utilities Fund pursuant to a plan of reorganization approved by the Trustees of the Fund on June 9, 2003 and by AIM Global Utilities Fund shareholders on October 28, 2003. The acquisition was accomplished by a tax-free exchange of 15,095,571 shares of the Fund for 11,435,567 shares of AIM Global Utilities Fund outstanding as of the close of business on November 21, 2003. AIM Global Utilities Fund’s net assets at that date of $136,875,414 including $5,828,940 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $73,189,229.

F-11

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended September 30, 2004		Year ended March 31,
			2004	2003
Net asset value, beginning of period	$10.10		$8.13	$10.66
Income from investment operations:
Net investment income	0.17		0.22 (a)	0.16
Net gains (losses) on securities (both realized and unrealized)	0.52		1.98	(2.40)
Total from investment operations	0.69		2.20	(2.24)
Less dividends from net investment income	(0.15)		(0.23)	(0.29)
Net asset value, end of period	$10.64		$10.10	$8.13
Total return(b)	6.90%		27.33%	(21.05)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$103,476		$101,899	$450
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.40	%(c)	1.40%	1.41%
Without fee waivers and/or expense reimbursements	1.61	%(c)	1.77%	1.74%
Ratio of net investment income to average net assets	3.26	%(c)	2.27%	2.79%
Portfolio turnover rate(d)	24%		101%	64%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $98,641,335.
(d)	Not annualized for periods less than one year.

F-12

NOTE 11—Financial Highlights (continued)

	Class B
	Six months ended September 30, 2004		Year ended March 31,
			2004	2003
Net asset value, beginning of period	$10.13		$8.15	$10.66
Income from investment operations:
Net investment income	0.14		0.16 (a)	0.13
Net gains (losses) on securities (both realized and unrealized)	0.52		1.98	(2.43)
Total from investment operations	0.66		2.14	(2.30)
Less dividends from net investment income	(0.12)		(0.16)	(0.21)
Net asset value, end of period	$10.67		$10.13	$8.15
Total return(b)	6.54%		26.47%	(21.67)%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$31,803		$34,606	$193
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.05	%(c)	2.05%	2.14%
Without fee waivers and/or expense reimbursements	2.36	%(c)	2.79%	2.69%
Ratio of net investment income to average net assets	2.61	%(c)	1.62%	1.84%
Portfolio turnover rate(d)	24%		101%	64%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $31,855,558.
(d)	Not annualized for periods less than one year.

F-13

NOTE 11—Financial Highlights (continued)

	Class C
	Six months ended September 30, 2004		Year ended March 31,					February 14, 2000 (Date sales commenced) to March 31, 2000
			2004	2003	2002	2001
Net asset value, beginning of period	$10.21		$8.22	$10.63	$16.08	$20.40		$19.91
Income from investment operations:
Net investment income (loss)	0.14		0.16 (a)	0.15	0.03	(0.00	)(a)	(0.01)
Net gains (losses) on securities (both realized and unrealized)	0.52		1.98	(2.47)	(5.48)	(3.22)		0.52
Total from investment operations	0.66		2.14	(2.32)	(5.45)	(3.22)		0.51
Less distributions:
Dividends from net investment income	(0.12)		(0.15)	(0.09)	(0.00)	(0.10)		(0.02)
Distributions from net realized gains	—		—	—	—	(1.00)		—
Total distributions	(0.12)		(0.15)	(0.09)	(0.00)	(1.10)		(0.02)
Net asset value, end of period	$10.75		$10.21	$8.22	$10.63	$16.08		$20.40
Total return(b)	6.49%		26.17%	(21.85)%	(33.87)%	(15.83)%		2.58%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$5,925		$6,437	$667	$1,799	$3,579		$248
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	2.05	%(c)	2.05%	2.05%	2.04%	2.07%		1.83	%(d)
Without fee waivers and/or expense reimbursements	2.36	%(c)	3.14%	3.70%	2.45%	2.11%		1.83	%(d)
Ratio of net investment income (loss) to average net assets	2.61	%(c)	1.62%	1.75%	0.32%	(0.02)%		(0.32	)%(d)
Portfolio turnover rate(e)	24%		101%	64%	56%	49%		18%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $6,000,678.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

F-14

NOTE 11—Financial Highlights (continued)	Investor Class
	Six months ended September 30, 2004		Year ended March 31,				Five months ended March 31, 2000		Year ended October 31, 1999
			2004	2003	2002	2001
Net asset value, beginning of period	$10.18		$8.19	$10.66	$16.20	$20.42	$17.68		$14.73
Income from investment operations:
Net investment income	0.17		0.22 (a)	0.23	0.15	0.13	0.04		0.17
Net gains (losses) on securities (both realized and unrealized)	0.53		2.01	(2.46)	(5.54)	(3.22)	3.95		3.20
Total from investment operations	0.70		2.23	(2.23)	(5.39)	(3.09)	3.99		3.37
Less distributions:
Dividends from net investment income	(0.16)		(0.24)	(0.24)	(0.15)	(0.13)	(0.04)		(0.21)
Distributions from net realized gains	—		—	—	—	(1.00)	(1.21)		(0.21)
Total distributions	(0.16)		(0.24)	(0.24)	(0.15)	(1.13)	(1.25)		(0.42)
Net asset value, end of period	$10.72		$10.18	$8.19	$10.66	$16.20	$20.42		$17.68
Total return(b)	6.90%		27.50%	(20.99)%	(33.34)%	(15.18)%	23.99%		23.22%
Ratios/supplemental data:
Net assets, end of period (000s omitted)	$70,130		$69,065	$72,749	$124,578	$232,877	$260,554		$223,334
Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	1.30	%(c)	1.30%	1.30%	1.30%	1.30%	1.24	%(d)	1.26%
Without fee waivers and/or expense reimbursements	1.61	%(c)	2.01%	1.90%	1.57%	1.40%	1.33	%(d)	1.43%
Ratio of net investment income to average net assets	3.36	%(c)	2.37%	2.63%	1.09%	0.74%	0.50	%(d)	1.02%
Portfolio turnover rate(e)	24%		101%	64%	56%	49%	18%		32%
(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year.
(c)	Ratios are annualized and based on average daily net assets of $66,694,762.
(d)	Annualized.
(e)	Not annualized for periods less than one year.

F-15

NOTE 11—Legal Proceedings

Terms used in this Legal Proceedings Note are defined terms solely for the purpose of this note.

The mutual fund industry as a whole is currently subject to regulatory inquiries and litigation related to a wide range of issues. These issues include, among others, market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders.

As described more fully below, INVESCO Funds Group, Inc. (“IFG”), the former investment advisor to certain AIM Funds, A I M Advisors, Inc. (“AIM”), the Fund’s investment advisor, and A I M Distributors, Inc. (“ADI”), the distributor of the retail AIM Funds and a wholly owned subsidiary of AIM, reached final settlements with the Securities and Exchange Commission (“SEC”), the New York Attorney General (“NYAG”), the Colorado Attorney General (“COAG”), the Colorado Division of Securities (“CODS”) and the Secretary of State of the State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG.

In addition, as described more fully below, IFG and AIM are the subject of a number of ongoing regulatory inquiries and civil lawsuits related to one or more of the issues currently being scrutinized by various Federal and state regulators, including but not limited to those issues described above. Additional regulatory actions and/or civil lawsuits related to the above or other issues may be filed against the AIM Funds, IFG, AIM and/or related entities and individuals in the future. Additional regulatory inquiries related to the above or other issues also may be received by the AIM Funds, IFG, AIM and/or related entities and individuals in the future.

As a result of the matters discussed below, investors in the AIM Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

Settled Enforcement Actions and Investigations Related to Market Timing

On October 8, 2004, AMVESCAP PLC (“AMVESCAP”), the parent company of IFG and AIM, announced that final settlements had been reached with the SEC, the NYAG, the COAG and the Secretary of State of Georgia to resolve civil enforcement actions and investigations related to market timing activity and related issues in the AIM Funds, including those formerly advised by IFG. A final settlement also has been reached with the Colorado Division of Securities (“CODS”) with respect to this matter. In their enforcement actions and investigations, these regulators alleged, in substance, that IFG and AIM failed to disclose in the prospectuses for the AIM Funds that they advised and to the independent directors/trustees of such Funds that IFG and AIM had entered into certain arrangements permitting market timing of such Funds, thereby breaching their fiduciary duties to such Funds. As a result of the foregoing, the regulators alleged that IFG, AIM and ADI breached various Federal and state securities, business and consumer protection laws. Under the terms of the settlements, IFG, AIM and ADI consent to the entry of settlement orders or assurances of discontinuance, as applicable, by the regulators containing certain terms, some of which are described below, without admitting or denying any wrongdoing.

Under the terms of the settlements, IFG agreed to pay a total of $325 million, of which $110 million is civil penalties. Of the $325 million total payment, half will be paid on or before December 31, 2004 and the remaining half will be paid on or before December 31, 2005. AIM and ADI agreed to pay a total of $50 million, of which $30 million is civil penalties. The entire $50 million payment by AIM and ADI will be paid by November 7, 2004.

The entire $325 million IFG settlement payment will be available for distribution to the shareholders of those AIM Funds that IFG formerly advised that were harmed by market timing activity, and the entire $50 million settlement payment by AIM and ADI will be available for distribution to the shareholders of those AIM Funds advised by AIM that were harmed by market timing activity, all as to be determined by an independent distribution consultant to be appointed under the settlements. The settlement payments will be distributed in accordance with a methodology to be determined by the independent distribution consultant, in consultation with AIM and the independent trustees of the AIM Funds and acceptable to the staff of the SEC.

Under the settlements with the NYAG and COAG, AIM has agreed to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004, and not to increase certain management fees. IFG will also pay $1.5 million to the COAG to be used for investor education purposes and to reimburse the COAG for actual costs. Finally, IFG and AIM will pay $175,000 to the Secretary of State of Georgia to be used for investor education purposes and to reimburse the Secretary of State for actual costs.

None of the costs of the settlements will be borne by the AIM Funds or by Fund shareholders.

Under the terms of the settlements, AIM will make certain governance reforms, including maintaining an internal controls committee and retaining an independent compliance consultant, a corporate ombudsman and, as stated above, an independent distribution consultant. Also, commencing in 2007 and at least once every other year thereafter, AIM will undergo a compliance review by an independent third party.

In addition, under the terms of the settlements, AIM has undertaken to cause the AIM Funds to operate in accordance with certain governance policies and practices, including retaining a full-time independent senior officer whose duties will include monitoring compliance and managing the process by which proposed management fees to be charged the AIM Funds are negotiated. Also, commencing in 2008 and not less than every fifth calendar year thereafter, the AIM Funds will hold shareholder meetings at which their Boards of Trustees will be elected.

On October 8, 2004, the SEC announced that it had settled a market timing enforcement action against Raymond R. Cunningham, the former president and chief executive officer of IFG and a former member of the board of directors of the AIM Funds formerly advised by IFG. As part of the settlement, the SEC ordered Mr. Cunningham to pay $1 in restitution and civil penalties in the amount of $500,000. In addition, the SEC prohibited Mr. Cunningham from associating with an investment advisor, broker, dealer or investment company for a period of two years and further prohibited him from serving as an officer or director of an investment advisor, broker, dealer or investment company for a period of five years.

F-16

NOTE 11—Legal Proceedings (continued)

On August 31, 2004, the SEC announced that it had settled market timing enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG’s sales department. As part of the settlements, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively, and prohibited Mr. Legoski from associating with a broker or dealer for a period of one year.

As referenced by the SEC in the SEC’s settlement order, one former officer of ADI and one current officer of AIM (who has taken a voluntary leave of absence) have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

At the direction of the trustees of the AIM Funds, AMVESCAP has agreed to pay all of the expenses incurred by such Funds related to the market timing investigations, including expenses incurred in connection with the regulatory complaints against IFG alleging market timing and the market timing investigations with respect to IFG and AIM.

The payments made in connection with the above-referenced settlements by IFG, AIM and ADI will total approximately $375 million (not including AIM’s agreement to reduce management fees on the AIM Funds by $15 million per year for the next five years, based upon effective fee rates and assets under management as of July 1, 2004). The manner in which the settlement payments will be distributed is unknown at the present time and will be determined by an independent distribution consultant to be appointed under the settlements. Therefore, management of AIM and the Fund are unable at the present time to estimate the impact, if any, that the distribution of the settlement amounts may have on the Fund or whether such distribution will have an impact on the Fund’s financial statements in the future.

At the present time, management of AIM and the Fund are unable to estimate the impact, if any, that the outcome of the ongoing matters described below may have on AIM, ADI or the Fund.

Ongoing Regulatory Inquiries Concerning IFG and AIM

IFG, certain related entities, certain of their current and former officers and/or certain of the AIM Funds formerly advised by IFG have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more such Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, and investments in securities of other registered investment companies. These regulators include the SEC, the NASD, Inc. (“NASD”), the Florida Department of Financial Services, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. IFG and certain of these other parties also have received more limited inquiries from the United States Department of Labor (“DOL”) and the United States Attorney’s Office for the Southern District of New York, some of which concern one or more of the AIM Funds formerly advised by IFG. IFG is providing full cooperation with respect to these inquiries.

AIM, certain related entities, certain of their current and former officers and/or certain of the AIM Funds have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to one or more of the following issues, some of which concern one or more AIM Funds: market timing activity, late trading, fair value pricing, excessive or improper advisory and/or distribution fees, mutual fund sales practices, including revenue sharing and directed-brokerage arrangements, investments in securities of other registered investment companies, contractual plans, issues related to Section 529 college savings plans and procedures for locating lost securityholders. These regulators include the SEC, the NASD, the Department of Banking for the State of Connecticut, the Attorney General of the State of West Virginia, the West Virginia Securities Commission and the Bureau of Securities of the State of New Jersey. AIM and certain of these other parties also have received more limited inquiries from the SEC, the NASD, the DOL, the Internal Revenue Service, the New York Stock Exchange, the United States Attorney’s Office for the Southern District of New York, the United States Attorney’s Office for the Central District of California, the United States Attorney’s Office for the District of Massachusetts, the Massachusetts Securities Division and the U.S. Postal Inspection Service, some of which concern one or more AIM Funds. AIM is providing full cooperation with respect to these inquiries.

Private Civil Actions Alleging Market Timing

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG, AIM, A I M Management Group Inc. (“AIM Management”), AMVESCAP, certain related entities, certain of their current and former officers and/or certain unrelated third parties) making allegations that are similar in many respects to those in the settled regulatory actions brought by the SEC, the NYAG and the COAG concerning market timing activity in the AIM Funds. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal and state securities laws; (ii) violation of various provisions of ERISA; (iii) breach of fiduciary duty; and/or (iv) breach of contract. These lawsuits were initiated in both Federal and state courts and seek such remedies as compensatory damages; restitution; injunctive relief; disgorgement of management fees; imposition of a constructive trust; removal of certain directors and/or employees; various corrective measures under ERISA; rescission of certain Funds’ advisory agreements; interest; and attorneys’ and experts’ fees.

All lawsuits based on allegations of market timing, late trading, and related issues have been transferred to the United States District Court for the District of Maryland (the “MDL Court”) for consolidated or coordinated pre-trial proceedings. Pursuant to an Order of the MDL Court, plaintiffs consolidated their claims for pre-trial purposes into three amended complaints against various AIM- and IFG-related parties: (i) a Consolidated Amended Class Action Complaint purportedly

F-17

NOTE 11—Legal Proceedings (continued)

brought on behalf of shareholders of the AIM Funds; (ii) a Consolidated Amended Fund Derivative Complaint purportedly brought on behalf of the AIM Funds and fund registrants; and (iii) an Amended Class Action Complaint for Violations of the Employee Retirement Income Securities Act purportedly brought on behalf of participants in AMVESCAP’s 401(k) plan. Plaintiffs in one of the underlying lawsuits transferred to the MDL Court continue to seek remand of their action to state court.

Private Civil Actions Alleging Improper Use of Fair Value Pricing

Multiple civil class action lawsuits have been filed against various parties (including, depending on the lawsuit, certain AIM Funds, IFG and/or AIM) alleging that certain AIM Funds inadequately employed fair value pricing. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violations of various provisions of the Federal securities laws; (ii) common law breach of duty; and (iii) common law negligence and gross negligence. These lawsuits have been filed in both Federal and state courts and seek such remedies as compensatory and punitive damages; interest; and attorneys’ fees and costs.

Private Civil Actions Alleging Excessive Advisory and/or Distribution Fees

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, INVESCO Institutional (N.A.), Inc., ADI and/or INVESCO Distributors, Inc.) alleging that the defendants charged excessive advisory and/or distribution fees and failed to pass on to shareholders the perceived savings generated by economies of scale. Certain of these lawsuits also allege that the defendants adopted unlawful distribution plans. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and/or (iii) breach of contract. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; rescission of certain Funds’ advisory agreements and distribution plans; interest; prospective relief in the form of reduced fees; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Charging of Distribution Fees on Closed Funds or Share Classes

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, IFG, AIM, ADI and/or certain of the trustees of the AIM Funds) alleging that the defendants breached their fiduciary duties by charging distribution fees while funds and/or specific share classes were closed generally to new investors and/or while other share classes of the same fund were not charged the same distribution fees. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; and (ii) breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as damages; injunctive relief; and attorneys’ and experts’ fees.

Private Civil Actions Alleging Improper Mutual Fund Sales Practices and Directed-Brokerage Arrangements

Multiple civil lawsuits, including purported class action and shareholder derivative suits, have been filed against various parties (including, depending on the lawsuit, AIM Management, IFG, AIM, AIM Investment Services, Inc. and/or certain of the trustees of the AIM Funds) alleging that the defendants improperly used the assets of the AIM Funds to pay brokers to aggressively promote the sale of the AIM Funds over other mutual funds and that the defendants concealed such payments from investors by disguising them as brokerage commissions. These lawsuits allege a variety of theories of recovery, including but not limited to: (i) violation of various provisions of the Federal securities laws; (ii) breach of fiduciary duty; and (iii) aiding and abetting a breach of fiduciary duty. These lawsuits have been filed in Federal courts and seek such remedies as compensatory and punitive damages; rescission of certain Funds’ advisory agreements and distribution plans and recovery of all fees paid; an accounting of all fund-related fees, commissions and soft dollar payments; restitution of all unlawfully or discriminatorily obtained fees and charges; and attorneys’ and experts’ fees.

F-18

OTHER INFORMATION

Trustees and Officers

Board of Trustees	Officers	Office of the Fund

Bruce L. Crockett, Chair

Bob R. Baker

Frank S. Bayley

James T. Bunch

Albert R. Dowden

Edward K. Dunn, Jr.

Jack M. Fields

Carl Frischling

Robert H. Graham

Gerald J. Lewis

Prema Mathai-Davis

Lewis F. Pennock

Ruth H. Quigley

Louis S. Sklar

Larry Soll

Mark H. Williamson

Robert H. Graham

President

Mark H. Williamson

Executive Vice President

Lisa O. Brinkley

Senior Vice President

and Chief Compliance Officer

Kevin M. Carome

Senior Vice President, Secretary,

and Chief Legal Officer

Sidney M. Dilgren

Vice President and Treasurer

Robert G. Alley

Vice President

Stuart W. Coco

Vice President

Karen Dunn Kelley

Vice President

Edgar M. Larsen

Vice President

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Investment Advisor

A I M Advisors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Transfer Agent

AIM Investment Services, Inc.

P.O. Box 4739

Houston, TX 77210-4739

Custodian

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110-2801

Counsel to the Fund

Ballard Spahr

Andrews & Ingersoll, LLP

1735 Market Street, 51st Floor

Philadelphia, PA 19103-7599

Counsel to the Trustees

Kramer, Levin, Naftalis & Frankel LLP

919 Third Avenue

New York, NY 10022-3852

Distributor

A I M Distributors, Inc.

11 Greenway Plaza

Suite 100

Houston, TX 77046-1173

Domestic Equity

AIM Aggressive Growth Fund

AIM Balanced Fund*

AIM Basic Balanced Fund*

AIM Basic Value Fund

AIM Blue Chip Fund

AIM Capital Development Fund

AIM Charter Fund

AIM Constellation Fund

AIM Core Stock Fund[1]

AIM Dent Demographic Trends Fund

AIM Diversified Dividend Fund

AIM Dynamics Fund[1]

AIM Emerging Growth Fund

AIM Large Cap Basic Value Fund

AIM Large Cap Growth Fund

AIM Libra Fund

AIM Mid Cap Basic Value Fund

AIM Mid Cap Core Equity Fund[2]

AIM Mid Cap Growth Fund

AIM Mid Cap Stock Fund[1]

AIM Opportunities I Fund

AIM Opportunities II Fund

AIM Opportunities III Fund

AIM Premier Equity Fund

AIM S&P 500 Index Fund[1]

AIM Select Equity Fund

AIM Small Cap Equity Fund[3]

AIM Small Cap Growth Fund[4]

AIM Small Company Growth Fund[1]

AIM Total Return Fund*[1]

AIM Trimark Endeavor Fund

AIM Trimark Small Companies Fund

AIM Weingarten Fund

* Domestic equity and income fund

International/Global Equity

AIM Asia Pacific Growth Fund

AIM Developing Markets Fund

AIM European Growth Fund

AIM European Small Company Fund[5]

AIM Global Aggressive Growth Fund

AIM Global Equity Fund[6]

AIM Global Growth Fund

AIM Global Value Fund

AIM International Core Equity Fund[1]

AIM International Emerging Growth Fund[7]

AIM International Growth Fund

AIM Trimark Fund

Sector Equity

AIM Advantage Health Sciences Fund[1]

AIM Energy Fund[1]

AIM Financial Services Fund[1]

AIM Global Health Care Fund

AIM Gold & Precious Metals Fund[1]

AIM Health Sciences Fund[1]

AIM Leisure Fund[1]

AIM Multi-Sector Fund[1]

AIM Real Estate Fund

AIM Technology Fund[1]

AIM Utilities Fund[1]

Fixed Income

TAXABLE

AIM Floating Rate Fund

AIM High Yield Fund

AIM Income Fund

AIM Intermediate Government Fund

AIM Limited Maturity Treasury Fund

AIM Money Market Fund

AIM Short Term Bond Fund

AIM Total Return Bond Fund

Premier U.S. Government Money Portfolio[1]

TAX-FREE

AIM High Income Municipal Fund

AIM Municipal Bond Fund

AIM Tax-Exempt Cash Fund

AIM Tax-Free Intermediate Fund

AIM Allocation Solutions

AIM Aggressive Allocation Fund

AIM Conservative Allocation Fund

AIM Moderate Allocation Fund

[1]	The following name changes became effective October 15, 2004: INVESCO Advantage Health Sciences Fund to AIM Advantage Health Sciences Fund, INVESCO Core Equity Fund to AIM Core Stock Fund, INVESCO Dynamics Fund to AIM Dynamics Fund, INVESCO Energy Fund to AIM Energy Fund, INVESCO Financial Services Fund to AIM Financial Services Fund, INVESCO Gold & Precious Metals Fund to AIM Gold & Precious Metals Fund, INVESCO Health Sciences Fund to AIM Health Sciences Fund, INVESCO International Core Equity Fund to AIM International Core Equity Fund, INVESCO Leisure Fund to AIM Leisure Fund, INVESCO Mid-Cap Growth Fund to AIM Mid Cap Stock Fund, INVESCO Multi-Sector Fund to AIM Multi-Sector Fund, INVESCO S&P 500 Index Fund to AIM S&P 500 Index Fund, INVESCO Small Company Growth Fund to AIM Small Company Growth Fund, INVESCO Technology Fund to AIM Technology Fund, INVESCO Total Return Fund to AIM Total Return Fund, INVESCO U.S. Government Money Fund to Premier U.S. Government Money Portfolio, INVESCO Utilities Fund to AIM Utilities Fund.

[2]	As of the close of business on February 27, 2004, AIM Mid Cap Core Equity Fund is available to new investors on a limited basis. For information on who may continue to invest in AIM Mid Cap Core Equity Fund, please contact your financial advisor.

[3]	AIM Small Cap Equity Fund was closed to most investors on December 19, 2003. For information on who may continue to invest in AIM Small Cap Equity Fund, please contact your financial advisor.

[4]	AIM Small Cap Growth Fund was closed to most investors on March 18, 2002. For information on who may continue to invest in AIM Small Cap Growth Fund, please contact your financial advisor.

[5]	AIM European Small Company Fund will close to new investors when net assets reach $500 million.

[6]	Effective March 31, 2004, AIM Global Trends Fund was renamed AIM Global Equity Fund.

[7]	AIM International Emerging Growth Fund will close to new investors when net assets reach $500 million.

If used after January 20, 2005, this report must be accompanied by a fund Performance & Commentary or by an AIM Quarterly Performance Review for the most recent quarter-end. Mutual funds distributed by AIM Distributors, Inc.

AIM Management Group Inc. has provided leadership in the investment management industry since 1976 and manages $132 billion in assets. AIM is a subsidiary of AMVESCAP PLC, one of the world’s largest independent financial services companies with $363 billion in assets under management. Data as of September 30, 2004.

Consider the investment objectives, risks, and charges and expenses carefully. For this and other information about AIM funds, obtain a prospectus from your financial advisor or AIMinvestments.com and read it thoroughly before investing.

AIMinvestments.com	I-UTI-SAR-1	A I M Distributors, Inc.

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ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of September 21, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 21, 2004, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting. However, on September 20, 2004, the Registrant appointed a Chief Compliance Officer (“Registrant CCO”) who reports to the Registrant’s Board of Trustees. The Registrant CCO also serves as Chief Compliance Officer of A I M Advisors, Inc. (“AIM”), the investment advisor for the series portfolios of the Registrant. The Registrant CCO is a member of the Disclosure Controls Committee (“DCC”) for the Registrant, which reports to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”). The DCC is made up of employees of AIM some of whom are officers of the Registrant. Among other things, the DCC assists the PEO and PFO in their responsibilities related to internal control over financial reporting. The addition of the Registrant CCO is expected to enhance the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds

By:	/s/ ROBERT H. GRAHAM
Robert H. Graham
Principal Executive Officer

Date: December 2, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT H. GRAHAM
Robert H. Graham
Principal Executive Officer

Date: December 2, 2004

By:	/s/ SIDNEY M. DILGREN
Sidney M. Dilgren
Principal Financial Officer

Date: December 2, 2004

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.